As filed with the Securities and Exchange Commission on July 17, 1998


                            Registration No. 333-9217


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]


     Pre-Effective Amendment No.                                           [ ]
     Post-Effective Amendment No.   5                                      [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]


     Amendment No.   7                                                     [X]


                               ORCHARD SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

            8515 E. Orchard Road, Englewood, Colorado           80111
            (Address of Principal Executive Offices)          (Zip Code)

      Registrant's Telephone Number, including Area Code: (303) 689-3000

                                  W.T. McCallum
                      President and Chief Executive Officer
                 Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                            Englewood, Colorado 80111
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            James F. Jorden, Esquire
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
               1025 Thomas Jefferson St. N. W., Suite 400 East
                          Washington, D. C. 20007-0805

      Approximate Date of Proposed Public Offering: Upon this Registration Statement being declared effective.

It is proposed that this filing will become effective (check appropriate box)

      [ ] immediately upon filing pursuant to paragraph (b) of Rule 485 [ ] on pursuant to paragraph (b) of Rule 485 [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485 [ ] on pursuant to paragraph (a)(1) of Rule 485 [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485 [ ] on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2 of the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares.

                               ORCHARD SERIES FUND

                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS-REFERENCE SHEET

                                   PROSPECTUS
                                    (PART A)

Item     Caption

1        Cover Page
2        Summary of Expenses
3        Important  Information  about Your  Investment - How the Funds Report
         Performance
4 Investment Objectives and Policies; Common Investment Policies, Practices and Risk Factors
5        Management of the Funds; Back Cover
6        Management of the Funds;  Important Information about Your Investment
         - Dividends, Other Distributions and Taxes
7 Investing in the Funds - How to Buy Shares; Investing in the Funds How to Exchange Shares; Investing in the Funds - Other Information; Important Information about Your Investment - How the Funds Value Their Shares
8 Investing in the Funds - How to Buy Shares; Investing in the Funds Other Information; Important Information about Your Investment - How the Funds Value Their Shares
9        Not Applicable

                       STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)

Item     Caption

10       Cover Page
11       Table of Contents
12       Not Applicable
13 Investment Objectives; Investment Policies and Practices; Investment Limitations
14       Management of the Funds
15       Management of the Funds
16       Management of the Funds
17       Portfolio Transactions
18       Other Information
19       Valuation   of   Portfolio   Securities;   Additional   Purchase  and
         Redemption Information
20       Dividends, Distributions and Taxes
21       Not Applicable
22       Investment Performance
23       Financial Statements

                                OTHER INFORMATION
                                    (PART C)

Item     Caption

24       Financial Statements and Exhibits
25       Persons Controlled by or under Common Control
26       Number of Holders of Securities
27       Indemnification
28       Business and Other Connections of Investment adviser
29       Principal Underwriter
30       Location of Accounts and Records
31       Management Services
32    Undertakings

This post-effective amendment relates only to the prospectus of the Orchard Value Fund as necessary to reflect a second class of shares to Orchard Value Fund, a series of Orchard Series Fund. Orchard Value Fund shall be comprised of Class A and Class B shares. This post-effective amendment shall not supersede or effect this Registration Statement as it applies to the Orchard Money Market Fund, Orchard Preferred Stock Fund, Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Index European Fund and Orchard Index Pacific Fund., and shall not supersede or effect this Registration Statement as it applies to the currently effective prospectus for the Orchard Value Fund. During the period of review for this Post-Effective Amendment No. 5, the Class A shares of the Orchard Value Fund will be sold pursuant to Registrant's Post-Effective Amendment No. 4.



                              ORCHARD SERIES FUNDSM
                             8515 East Orchard Road

                            Englewood, Colorado 80111
                                 (800) 701-8255


                                   PROSPECTUS

The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the "Trust"). The Trust offers seven diversified investment portfolios, commonly known as mutual funds (the "Orchard Funds"). The Orchard Funds are "no-load," meaning you pay no sales charges or distribution fees. GW Capital Management, LLC("GW Capital Management"), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company, serves as the Orchard Funds' investment adviser.


The Orchard Value Fund is divided into Class A and Class B shares. Each Class incurs different expenses which will affect performance. This prospectus covers the Class A shares of Orchard Value Fund only (the "Value Fund" or the "Fund"). A brief description of its investment objective follows.



Orchard Value Fund. This Fund seeks to achieve long-term capital appreciation by investing primarily in common stocks issued by U.S. companies when it is believed that such stocks are undervalued.


This prospectus gives you information about the Value Fund that you should know before investing. You should read this prospectus carefully and retain it for future reference. A Statement of Additional Information dated as of the date of this Prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It provides additional information about the Orchard Value Fund and is available free of charge upon request. To obtain a copy call (303) 689-3000 or write: Orchard Series Fund, 8515 East Orchard Road, Englewood, Colorado 80111.

Shares of the Orchard Value Fund are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the federal reserve board, or any other agency, and are subject to investment risk, including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   The date of this Prospectus is September , 1998.



    To learn more about this Fund and its investments, you may obtain the Statement of Additional Information which has been filed with the Securities and Exchange Commission (SEC) along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

                                TABLE OF CONTENTS

                                                                            Page
                                                                          ----
SUMMARY OF EXPENSES..........................................................1

INVESTMENT OBJECTIVE AND POLICIES............................................2

INVESTMENT POLICES, PRACTICES AND RISK FACTORS...............................5

MANAGEMENT OF THE FUND.......................................................7

IMPORTANT INFORMATION ABOUT YOUR INVESTMENT..................................8

     HOW THE FUND VALUE ITS SHARES...........................................8

     DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES................................9

     HOW THE FUND REPORTS PERFORMANCE........................................9

INVESTING IN THE FUND.......................................................10

     HOW TO BUY SHARES......................................................10

     HOW TO SELL SHARES.....................................................11


     OTHER INFORMATION......................................................13

PERFORMANCE INFORMATION.....................................................13

                               SUMMARY OF EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases...........................................NONE
Sales Load Imposed on Reinvested Dividends................................NONE
Deferred Sales Load.......................................................NONE
Redemption Fees...........................................................NONE
Exchange Fees.............................................................NONE


                         ANNUAL FUND OPERATING EXPENSES
                     (as a percentage of average net assets)


                                      Value
                                      Fund

Management Fees                      1.00%

12b-1 Fees                           NONE

Other Expenses                       0.00%

Total Fund
Operating Expenses                   1.00%


"Other Expenses" are based on estimated amounts for the Fund's fiscal year.

Example

To illustrate the various expenses that you will bear by investing in shares of the Fund, assume that the Fund's annual return is 5% and that its operating expenses are exactly as just described. Then, for every $1,000 you invested, the following shows how much you would have to pay in total expenses if you redeemed your investment after the number of years indicated.


Fund                                         1 Year            3 Years
--------------------                         ------            -------
Value Fund                                    $ 10              $ 34

THIS EXAMPLE ILLUSTRATES THE EFFECT OF EXPENSES AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF ACTUAL OR EXPECTED EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY VARY.

                        INVESTMENT OBJECTIVE AND POLICIES

The Orchard Value Fund is a diversified investment portfolio of the Trust, an open-end investment management company organized as a Delaware business trust on July 23, 1996. The Fund is commonly known as a mutual fund. By investing in a mutual fund, you and other shareholders pool money together to be invested toward a specified investment objective.

The Value Fund has its own investment objective and policies. In addition, the Value Fund is subject to certain fundamental investment restrictions that cannot be changed without shareholder approval. These are set forth in the Statement of Additional Information. All investment policies not designated in the Statement of Additional Information as being fundamental may be changed without shareholder approval.

The following is a description of the Value Fund's investment objective and policies. There is no assurance that the Value Fund will meet its investment objective. Additional investment policies, as well as various investment practices and techniques in which the Value Fund may engage, are described under "INVESTMENT POLICIES, PRACTICES AND RISKS FACTORS."

Orchard Value Fund

      The investment objective of the Orchard Value Fund is to achieve long-term capital appreciation by investment in stocks that are believed to be undervalued. To achieve this objective, the Fund will invest primarily in common stocks issued by U.S. companies traded on the various U.S. stock exchanges and, to a limited extent, in the over-the-counter markets. The Fund seeks above average returns while attempting to minimize market risk.

      CIC Asset Management, Inc. (the "Sub-Adviser) serves as sub-adviser to the Fund. As such, it is responsible for the day-to-day management of the Fund, subject to the overall supervision of the Fund's Board of Trustees and GW Capital Management.

      The Fund invests primarily in common stocks which the Sub-Adviser believes are undervalued at the time of acquisition. The stocks are normally sold when it is believed that they are fairly valued. Using this approach, the Sub-Adviser seeks to identify, in advance of purchase, stocks which are inexpensive and a catalyst which will drive the price back to fair value. In making this determination, the Sub-Adviser will look for dividend yields greater than the S&P 500 Index, price/earnings ratios less than the S&P 500 Index and price-to-book ratios less than the S&P 500 Index. In keeping with a long-term approach, a security will not be sold because of a short-term earnings disappointment.

      The Fund may invest a limited portion of its assets in debt securities (both domestic and foreign debt securities) including mortgage-and asset-backed securities, zero coupon and high-yield/high-risk bonds (commonly referred to as "junk bonds"). Debt securities in which the Fund may invest may be both investment grade and below investment grade. Lower rated fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities and are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. In addition, the secondary market may be less liquid for lower-rated fixed-income securities which may make the valuation and sale of these securities more difficult. Securities in the lowest investment grade category--BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor Service, Inc. ("Moody's")--have some speculative characteristics.

      The Fund may invest in certain foreign securities. Investments in foreign securities involve risks that differ in some respects from investment in securities of U.S. issuers. See "Foreign Investing" in this prospectus.

      The Fund also may invest in money market securities for temporary or emergency purposes or solely as a cash reserve. The Fund may also invest to a lesser degree in restricted or preferred stock or warrants. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

      The Fund may enter into futures contracts on financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products
(collectively "derivative instruments"). The Fund intends to use these derivative instruments primarily to hedge the value of the Fund against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance returns. The Fund may engage in "short sales against the box." See "Adjusting Investment Exposure" in this prospectus.

                INVESTMENT POLICES, PRACTICES AND RISK FACTORS

The following pages contain more detailed information about certain types of instruments in which the Value Fund may invest, strategies which may be employed in pursuit of the Fund's investment objective, and a summary of related risks. Any investment limitations listed supplement those discussed earlier. A complete listing of investment limitations and more detailed information about the Value Fund's investment practices are contained in the Statement of Additional Information. Securities that met applicable investment policies and limitations when acquired need not be sold in the event of a later change in circumstances.

All of these securities may not be bought and/or all of these techniques may not be used unless it is believed that they are consistent with the Fund's investment objective and policies and that doing so will help the Fund achieve its objective.

Money Market Instruments and Temporary Investment Strategies

The Fund may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate, or may invest any or all of its assets in money market instruments as deemed necessary for temporary defensive purposes.

The types of money market instruments in which the Fund may invest include, but are not limited to: (1) bankers' acceptances; (2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) obligations of U.S. banks and non-U.S. branches of such banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (5) asset-backed securities; and (6) repurchase agreements.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Equity Securities

The Fund invests directly or indirectly in equity securities, such as common stocks, preferred stocks, convertible stocks, and warrants. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Equity securities of smaller companies are especially sensitive to these factors.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining the Fund's net asset value. Under the supervision of the Board of Trustees, GW Capital Management determines the liquidity of portfolio securities and, through reports from GW Capital Management, the Board of Trustees monitors investments in illiquid securities. Certain types of securities are generally considered to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Board of Trustees.

The Fund may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.

Adjusting Investment Exposure

The Fund can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, including futures on market indexes and options on such futures on market indexes, and entering into currency exchange contracts.

These practices can be used to adjust the risk and return characteristics of the Fund's portfolio of investments. If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the Fund's volatility and may involve a small investment relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. The Fund will not enter into futures contracts or options if the aggregate initial margin and premium required to do so will exceed 5% of the Fund's total assets.

Foreign Investments

The Fund may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Furthermore, the securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than those imposed in the United States. There are also special tax considerations that apply to securities of foreign issuers and securities principally traded overseas.

The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Investments in these "emerging market securities" include additional risks to those generally associated with foreign investing. The extent of economic development, political stability, and market liquidity varies widely in comparison to more developed nations. The economies of these countries may be subject to greater social, economic, and political uncertainties or may be based only a few industries. These factors can make emerging market securities more volatile.

Lending

The Fund may lend its portfolio securities to brokers or dealers and other institutions as a means of earning interest income. The Fund may lend securities only if (i) the loan is at all times fully collateralized by cash, cash equivalents, U.S. government securities or other high-quality debt securities, and (ii) the value of all loaned securities is not more than 33 1/3 percent of the Fund's total assets at the time of the loan.

Borrowing

The Fund may borrow from banks for temporary and emergency purposes, but not in an amount exceeding 33 1/3 percent of its total assets. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will repay all borrowings in excess of 5 percent of its total assets before any investments are made.

Other Risk Factors

As a mutual fund, the Fund is subject to market risk. The value of the Fund's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the Fund's underlying portfolio securities.

The Fund should not be considered to be a complete investment program by itself. You should consider your own investment objectives as well as your other investments when deciding whether to purchase shares of the Fund.


                             MANAGEMENT OF THE FUND

The Trust is governed by the Board of Trustees which is responsible for overall management of the Fund's business affairs. The Trustees meet at least 4 times during the year to, among other things, oversee all of the Orchard Funds' activities, review contractual arrangements with companies that provide services to all the Orchard Funds, and review performance.

Investment Adviser

The Orchard Funds are managed by GW Capital Management, which selects the Orchard Funds' portfolio investments and handles their business affairs. GW Capital Management is a registered investment adviser under the Investment Advisers Act of 1940. Paul Desmarais and his associates, a group of private holding companies, have indirect voting control over GW Capital Management.

GW Capital Management is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"). GW Capital Management serves as the investment adviser for: Maxim Series Fund, Inc., a registered open-end management investment company (shares of the Maxim Series Fund are sold only in connection with certain insurance contracts); Great-West Variable Annuity Account A, a separate account of GWL&A, registered as a management investment company; and certain non-registered, tax-qualified corporate pension plan separate accounts of GWL&A.

GW Capital Management provides investment advisory services and pays all the expenses, except extraordinary expenses, incurred for providing such services for the Orchard Funds. As compensation for its services, GW Capital Management receives monthly compensation at the annual rate of 1.00% for the Orchard Value Fund.

Sub-Adviser

CIC Asset Management, Inc. is a 100% employee owned and managed firm, registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940. It is a California corporation with its principal business address at 633 West Fifth Street, Suite 1180, 11th Floor, Los Angeles, California 90017. Subject generally to review and supervision by GW Capital Management and the Board of Trustees, CIC is responsible for the daily management of the Value Fund and for making decisions to buy, sell or hold any particular security.

CIC bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Orchard Value Fund.

CIC utilizes teams of portfolio managers and analysts acting together to manage the assets of the Value Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund's portfolio as it deems appropriate in pursuit of the Fund's investment objective.

The Investment Adviser is responsible for compensating CIC, which receives monthly compensation from the Investment Adviser at the annual rate of .50% of the average daily net asset value of the Orchard Value Fund up to $25 million,
 .40% on the next $75 million and .30% of such value in excess of $100 million.

Other Information

The Trust has authorized capital of an unlimited number of shares of beneficial interest in the Trust. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Presently, the Fund represents one of several separate series of shares of the Trust. The Trust may establish additional series or classes in the future.

The Trust is not required to hold an annual shareholders meetings, although special meetings may be called for a specific series (such as the Fund) or the Trust as a whole for purposes such as electing or removing trustees, changing fundamental investment policies, or approving a new or amended investment advisory agreement. As a shareholder, you receive one vote for each share of the Fund you own and a proportionate vote for each fractional interest you own.


Shareholder inquiries can be made by telephone at (800) 701-8255, or by mail to the Trust at 8515 East Orchard Road, Englewood, Colorado 80111.


One Orchard Equities, Inc. distributes and markets the Orchard Funds. Financial Administrative Services Corporation ("FASCorp" or the "Transfer Agent") performs transfer agent servicing functions for the Orchard Funds. FASCorp is a wholly owned subsidiary and One Orchard Equities is an indirect wholly owned subsidiary of GWL&A.

                  IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

HOW THE FUND VALUES ITS SHARES

The price of the Fund's shares is based on the net asset value of the Fund. The Fund's per share net asset value is determined by dividing the value of its net assets by the number of its outstanding shares. The Fund's net asset value per share will normally be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time) Monday through Friday, except on holidays on which the NYSE is closed.

Assets of the Fund are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. Dollars using current exchange rates. If quotations are not readily available, or if values have been materially affected by events occurring after the close of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

You are entitled to your share of the earnings of the Fund which are passed along to shareholders as "distributions." Earnings from net investment income, such as stock dividends and interest from short-term debt instruments and other investments, are passed along as "dividend distributions." Earnings realized when the Fund sells securities for a higher price than it paid for them are passed along as "capital gains distributions." The Fund distributes substantially all of its net investment income and capital gains to shareholders each year.

The Value Fund ordinarily distributes dividends semi-annually. The Fund also generally distributes capital gains, if any, in the fiscal year in which they were earned.

Distribution Option

Shareholders of the Fund can either receive distributions in cash or reinvest them in additional shares of the Fund at the net asset value in effect on the reinvestment date. Unless you elect, by writing to the Trust or Transfer Agent, to receive your distributions in cash, they will be automatically reinvested. You can change your election at any time by writing to the Trust or Transfer Agent.

Taxes

As with any investment, you should consider how your investment in the Fund will be taxed.

Taxes on distributions. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

For federal tax purposes, the Fund's dividend distributions are taxed as dividends and gain distributions are taxed as long-term capital gains. A portion of the dividend distributions (but not capital gains distributions) paid by the Fund may be eligible for the dividends received deduction for corporate shareholders to the extent that such distributions are attributable to dividends paid by United States corporations and are so designated by the Fund.

Every January, the Trust will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.

Taxes on transactions. Redemptions and exchanges of shares in the Fund may be subject to federal income tax. In general, your gain or loss on any redemption, sale, or other exchange will equal the difference between the cost of the shares you redeem, sell or exchange, and the price you receive when you redeem, sell, or exchange them.

You will receive a consolidated transaction statement at least quarterly. You should keep your regular account statements, because the information they contain will be essential in calculating the amount and character of your gains and losses. However, it is the responsibility of you and your tax preparer to determine whether a given transaction will result in taxable gain or loss and the amount of tax to be paid, if any.

"Buying a dividend." If you buy shares shortly before the Fund declares a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of exempt-interest dividends received on such shares, and (to the extent not disallowed) generally will be treated as long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

Effect of foreign taxes. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign governments. These taxes generally will reduce the amount of distributions.

There are tax requirements that all investment companies must follow in order to avoid federal taxation. In order to comply with these requirements, the Fund may be required to limit its investment activity in some types of instruments.

HOW THE FUND REPORTS PERFORMANCE

From time to time, the Trust may include the Fund's yield and total return in advertisements, sales literature, and shareholder reports. These measures of the Fund's performance are based on past results and are not intended to indicate future performance.

Yield

The Fund's "yield" refers to the income generated by an investment in the Fund over a specified 30-day period expressed as an annual percentage rate.

Total Return

The Fund's "total return" refers to the average annual rate of return of an investment in the Fund. Total return is computed by calculating the percentage change in the value of an investment of $1,000 to the end of a specified period, assuming all dividends and capital gain distributions are reinvested.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on October 31 of each year. Twice a year shareholders of the Fund will receive a report containing a summary of the Fund's performance and other information.

                              INVESTING IN THE FUND

HOW TO BUY SHARES

Shares of the Fund can be purchased at the next share price calculated after your order is received in good order by the Transfer Agent. Because you pay no commissions or sales charges when you purchase shares, the Fund's share price is equivalent to the Fund's net asset value per share.

If you do not already have an account with the Trust, you can purchase shares by mailing a completed account application to the Transfer Agent. In addition, you must either (i) include with your application a check or money order made payable to the Fund in the amount that you wish to invest, or (ii) wire (that is electronically transfer) such amount to an account designated by the Transfer Agent.

Once you have an account with the Trust, you can purchase shares by mailing a check or money order made payable to the Fund to the Transfer Agent, together with instructions specifying the name and number of the account. You can also purchase shares by wiring the amount that you wish to invest to your account.


If you wish to make an initial purchase of shares by wiring your investment, you must first telephone the Transfer Agent at 1-800-701-8255 between the hours of 8:00 a.m. and 4:00 p.m. (Eastern Time) on any day that the NYSE is open for trading to receive an account number with the Trust. You will be asked to provide the following information: the name in which the account will be established, the account holder's address, tax identification number, and dividend distribution election. If requested, the Transfer Agent will provide the instructions that your bank will need to complete the transfer.


The Fund and Transfer Agent reserve the right to reject any order to purchase shares, and the Fund reserves the right to cancel any purchase order for which payment has not been received within three business days following receipt of the order. If the Transfer Agent deems it appropriate, additional documentation or verification of authority may be required and an order will not be deemed accepted unless and until such additional documentation or verification is received by the Transfer Agent.

Your bank may charge a fee for its services. Presently, the Transfer Agent does not charge a fee for its wire transfer services, but reserves the right to charge for these services.

HOW TO SELL SHARES

You can withdraw money from your account by selling (that is by "redeeming") some or all of your shares. Your shares will be sold at the next share price calculated after your order is received in good order by the Transfer Agent. Because you pay no commissions or sales charges when you sell shares of the Fund, the Fund's share price is equivalent to the Fund's net asset value per share. You can arrange to sell shares of the Fund only by mail. Redemptions may not be made by telephone.

By Mail

You can redeem shares by sending a "letter of instruction" by regular or express mail to the Transfer Agent at 8515 East Orchard Road, Englewood, Colorado 80111. The letter should include: (1) the name of the account from which shares are to be redeemed; (2) the account number; (3) the name of the Fund; (4) the dollar amount or number of shares to be redeemed; (5) any special payment instructions;
(6) the signatures of the person or persons authorized to effect redemptions of shares held by the account; and (7) any special requirements or documents requested by the Transfer Agent to assure proper authorization of such persons.

HOW TO EXCHANGE SHARES

You can exchange shares of the Fund that you own for shares of another Fund. There are no sales charges or distribution fees. To complete the exchange, shares of the Fund to be exchanged will be sold, and shares of the other Fund designated by you will be purchased, at their respective share prices next calculated after the exchange request is received by the Transfer Agent. The minimum amount that may exchanged is the lesser of $500 or the remaining value of the investment in the Fund.

You can request an exchange in writing or by telephone. Written requests should be submitted to the Transfer Agent by mail at 8515 East Orchard Road, Englewood, Colorado 80111. The form must be signed by the account owner(s) and include the following information: (1) the name of the account for which shares are to be exchanged; (2) the account number; (3) the name of the Fund, the shares of which are to be exchanged; (4) the dollar amount or number of shares to be exchanged;
(5) the name of the Fund(s) to be acquired in the exchange; (6) the signatures of the person or persons authorized to effect exchanges of shares held by the account; and (7) any special requirements or documents requested by the Transfer Agent to assure proper authorization of such persons.

You can request an exchange by telephoning the Transfer Agent at 1-800-701-8255.

The Fund reserves the right to refuse exchanges if, in the Board of Trustees' or GW Capital Management's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would potentially be otherwise adversely affected.

Exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund.

Although the Fund will attempt to provide prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Fund reserves the right to terminate or modify the exchange privilege in the future.


CLASS A AND B SHARES

In addition to Class A shares, the Fund also offers Class B shares of Orchard Value Fund. Class A and B shares generally have similar operating expenses, except for certain distribution fees. Please call 1-800-701-8255 or by mail at 8515 East Orchard Road, Englewood, Colorado 80111 for additional information on the purchase of Class A shares.


OTHER INFORMATION

Telephone transaction privileges for purchases or exchanges may be modified, suspended, or terminated by the Fund at any time. If an account has more than one owner of record, the Fund and the Transfer Agent may rely on the instructions of any one owner. Each account owner has telephone transaction privileges unless the Transfer Agent receives cancellation instructions from an account owner.

The Transfer Agent will record telephone calls and has adopted other procedures to confirm that telephone instructions are genuine. The Fund will not be liable for losses or expenses arising from unauthorized telephone transactions, provided they use reasonable procedures to avoid such losses or expenses. If you are unable to reach the Transfer Agent during periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.

PERFORMANCE RELATED INFORMATION

The Fund may advertise certain performance related information. The Fund may include total return in advertisements or other sales materials regarding the fund.

The following table sets forth the composite performance data relating to the historical performance of institutional private accounts managed by the Sub-Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Orchard Value Fund. The data is provided to illustrate the past performance of the Sub-Adviser in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Orchard Value Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of the Sub-Adviser.

All returns are calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Sub-Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, are not included in the calculation. The Sub-Adviser's composites include all actual fee-paying, discretionary institutional private accounts managed by the Sub-Adviser that have investment objectives, policies and strategies and risks substantially similar to those of the Orchard Value Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns.

The institutional private accounts that are included in the Sub-Adviser's composite are not subject to the same types of expenses to which the Orchard Value Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Sub-Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws. The investment results of the Sub-Adviser's composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Orchard Value Fund or an individual investor investing in the Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.
                                                                           Since
                              1 Year             3 Years    5 Years     10
                              ------            --------    -------     --
Years Inception*
CIC Accounts Composite        33.55%       31.12%     18.99%      N/A
16.85%+
S&P 500 Index**               33.36%       31.07%     20.27%      18.05%
N/A

*  Commencement of investment operations was May 31, 1990.
+  Through December 31, 1997.
** The S&P 500 Index is an unmanaged index comprised of 500 stocks chosen for their general representation of the stock market composition by Standard & Poor's Corporation.


                               INVESTMENT ADVISER
                           GW Capital Management, LLC
                             8515 East Orchard Road
                            Englewood, Colorado 80111

                           ------------------------

                                   DISTRIBUTOR
                           One Orchard Equities, Inc.
                             8515 East Orchard Road
                            Englewood, Colorado 80111

                           ------------------------

                                 TRANSFER AGENT
                Financial Administrative Services Corporation
                             8515 East Orchard Road
                            Englewood, Colorado 80111
                           ------------------------

                                    CUSTODIAN
                                Bank of New York
                                 One Wall Street
                            New York, New York 10286

                           ------------------------

                                    AUDITORS
                              Deloitte & Touche LLP
                                 555 17th Street
                                   Suite 3600
                             Denver, Colorado 80202


                              ORCHARD SERIES FUNDSM
                             8515 East Orchard Road

                            Englewood, Colorado 80111
                                 (800) 784-4508


                                   PROSPECTUS

The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the "Trust"). The Trust offers seven diversified investment portfolios, commonly known as mutual funds (the "Orchard Funds"). The Orchard Funds are "no-load," meaning you pay no sales charges or distribution fees. GW Capital Management, LLC("GW Capital Management"), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company, serves as the Orchard Funds' investment adviser.


The Orchard Value Fund is divided into Class A and Class B shares. Each Class incurs different expenses which will affect performance. This prospectus covers the Class B shares of Orchard Value Fund only (the "Value Fund" or the "Fund"). A brief description of its investment objective follows.



Orchard Value Fund. This Fund seeks to achieve long-term capital appreciation by investing primarily in common stocks issued by U.S. companies when it is believed that such stocks are undervalued.


This prospectus gives you information about the Value Fund that you should know before investing. You should read this prospectus carefully and retain it for future reference. A Statement of Additional Information dated as of the date of this Prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It provides additional information about the Orchard Value Fund and is available free of charge upon request. To obtain a copy call (303) 689-3000 or write: Orchard Series Fund, 8515 East Orchard Road, Englewood, Colorado 80111.

Shares of the Orchard Value Fund are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the federal reserve board, or any other agency, and are subject to investment risk, including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   The date of this Prospectus is September , 1998.


    To learn more about this Fund and its investments, you may obtain the Statement of Additional Information which has been filed with the Securities and Exchange Commission (SEC) along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

                                TABLE OF CONTENTS

                                                                            Page
                                                                          ----
SUMMARY OF EXPENSES..........................................................1

INVESTMENT OBJECTIVE AND POLICIES............................................2

INVESTMENT POLICES, PRACTICES AND RISK FACTORS...............................5

MANAGEMENT OF THE FUND.......................................................7

IMPORTANT INFORMATION ABOUT YOUR INVESTMENT..................................8

     HOW THE FUND VALUE ITS SHARES...........................................8

     DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES................................9

     HOW THE FUND REPORTS PERFORMANCE........................................9

INVESTING IN THE FUND.......................................................10

     HOW TO BUY SHARES......................................................10

     HOW TO SELL SHARES.....................................................11


     OTHER INFORMATION......................................................13

PERFORMANCE INFORMATION.....................................................13

                               SUMMARY OF EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases...........................................NONE
Sales Load Imposed on Reinvested Dividends................................NONE
Deferred Sales Load.......................................................NONE
Redemption Fees...........................................................NONE


                         ANNUAL FUND OPERATING EXPENSES
                     (as a percentage of average net assets)


                                      Value
                                      Fund

Management Fees                      1.00%


12b-1 Fees                           0.25%


Other Expenses                       0.00%

Total Fund

Operating Expenses                   1.25%



"Other Expenses" are based on estimated amounts for the Fund's fiscal year.

Example

To illustrate the various expenses that you will bear by investing in shares of the Fund, assume that the Fund's annual return is 5% and that its operating expenses are exactly as just described. Then, for every $1,000 you invested, the following shows how much you would have to pay in total expenses if you redeemed your investment after the number of years indicated.


Fund                                         1 Year            3 Years
--------------------                         ------            -------

Value Fund                                    $ 13              $ 43


THIS EXAMPLE ILLUSTRATES THE EFFECT OF EXPENSES AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF ACTUAL OR EXPECTED EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY VARY.

                        INVESTMENT OBJECTIVE AND POLICIES

The Orchard Value Fund is a diversified investment portfolio of the Trust, an open-end investment management company organized as a Delaware business trust on July 23, 1996. The Fund is commonly known as a mutual fund. By investing in a mutual fund, you and other shareholders pool money together to be invested toward a specified investment objective.

The Value Fund has its own investment objective and policies. In addition, the Value Fund is subject to certain fundamental investment restrictions that cannot be changed without shareholder approval. These are set forth in the Statement of Additional Information. All investment policies not designated in the Statement of Additional Information as being fundamental may be changed without shareholder approval.

The following is a description of the Value Fund's investment objective and policies. There is no assurance that the Value Fund will meet its investment objective. Additional investment policies, as well as various investment practices and techniques in which the Value Fund may engage, are described under "INVESTMENT POLICIES, PRACTICES AND RISKS FACTORS."

Orchard Value Fund

      The investment objective of the Orchard Value Fund is to achieve long-term capital appreciation by investment in stocks that are believed to be undervalued. To achieve this objective, the Fund will invest primarily in common stocks issued by U.S. companies traded on the various U.S. stock exchanges and, to a limited extent, in the over-the-counter markets. The Fund seeks above average returns while attempting to minimize market risk.

      CIC Asset Management, Inc. (the "Sub-Adviser) serves as sub-adviser to the Fund. As such, it is responsible for the day-to-day management of the Fund, subject to the overall supervision of the Fund's Board of Trustees and GW Capital Management.

      The Fund invests primarily in common stocks which the Sub-Adviser believes are undervalued at the time of acquisition. The stocks are normally sold when it is believed that they are fairly valued. Using this approach, the Sub-Adviser seeks to identify, in advance of purchase, stocks which are inexpensive and a catalyst which will drive the price back to fair value. In making this determination, the Sub-Adviser will look for dividend yields greater than the S&P 500 Index, price/earnings ratios less than the S&P 500 Index and price-to-book ratios less than the S&P 500 Index. In keeping with a long-term approach, a security will not be sold because of a short-term earnings disappointment.

      The Fund may invest a limited portion of its assets in debt securities (both domestic and foreign debt securities) including mortgage-and asset-backed securities, zero coupon and high-yield/high-risk bonds (commonly referred to as "junk bonds"). Debt securities in which the Fund may invest may be both investment grade and below investment grade. Lower rated fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities and are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. In addition, the secondary market may be less liquid for lower-rated fixed-income securities which may make the valuation and sale of these securities more difficult. Securities in the lowest investment grade category--BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor Service, Inc. ("Moody's")--have some speculative characteristics.

      The Fund may invest in certain foreign securities. Investments in foreign securities involve risks that differ in some respects from investment in securities of U.S. issuers. See "Foreign Investing" in this prospectus.

      The Fund also may invest in money market securities for temporary or emergency purposes or solely as a cash reserve. The Fund may also invest to a lesser degree in restricted or preferred stock or warrants. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

      The Fund may enter into futures contracts on financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products
(collectively "derivative instruments"). The Fund intends to use these derivative instruments primarily to hedge the value of the Fund against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance returns. The Fund may engage in "short sales against the box." See "Adjusting Investment Exposure" in this prospectus.

                INVESTMENT POLICES, PRACTICES AND RISK FACTORS

The following pages contain more detailed information about certain types of instruments in which the Value Fund may invest, strategies which may be employed in pursuit of the Fund's investment objective, and a summary of related risks. Any investment limitations listed supplement those discussed earlier. A complete listing of investment limitations and more detailed information about the Value Fund's investment practices are contained in the Statement of Additional Information. Securities that met applicable investment policies and limitations when acquired need not be sold in the event of a later change in circumstances.

All of these securities may not be bought and/or all of these techniques may not be used unless it is believed that they are consistent with the Fund's investment objective and policies and that doing so will help the Fund achieve its objective.

Money Market Instruments and Temporary Investment Strategies

The Fund may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate, or may invest any or all of its assets in money market instruments as deemed necessary for temporary defensive purposes.

The types of money market instruments in which the Fund may invest include, but are not limited to: (1) bankers' acceptances; (2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) obligations of U.S. banks and non-U.S. branches of such banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (5) asset-backed securities; and (6) repurchase agreements.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Equity Securities

The Fund invests directly or indirectly in equity securities, such as common stocks, preferred stocks, convertible stocks, and warrants. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Equity securities of smaller companies are especially sensitive to these factors.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining the Fund's net asset value. Under the supervision of the Board of Trustees, GW Capital Management determines the liquidity of portfolio securities and, through reports from GW Capital Management, the Board of Trustees monitors investments in illiquid securities. Certain types of securities are generally considered to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Board of Trustees.

The Fund may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.

Adjusting Investment Exposure

The Fund can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, including futures on market indexes and options on such futures on market indexes, and entering into currency exchange contracts.

These practices can be used to adjust the risk and return characteristics of the Fund's portfolio of investments. If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the Fund's volatility and may involve a small investment relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. The Fund will not enter into futures contracts or options if the aggregate initial margin and premium required to do so will exceed 5% of the Fund's total assets.

Foreign Investments

The Fund may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Furthermore, the securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than those imposed in the United States. There are also special tax considerations that apply to securities of foreign issuers and securities principally traded overseas.

The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Investments in these "emerging market securities" include additional risks to those generally associated with foreign investing. The extent of economic development, political stability, and market liquidity varies widely in comparison to more developed nations. The economies of these countries may be subject to greater social, economic, and political uncertainties or may be based only a few industries. These factors can make emerging market securities more volatile.

Lending

The Fund may lend its portfolio securities to brokers or dealers and other institutions as a means of earning interest income. The Fund may lend securities only if (i) the loan is at all times fully collateralized by cash, cash equivalents, U.S. government securities or other high-quality debt securities, and (ii) the value of all loaned securities is not more than 33 1/3 percent of the Fund's total assets at the time of the loan.

Borrowing

The Fund may borrow from banks for temporary and emergency purposes, but not in an amount exceeding 33 1/3 percent of its total assets. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will repay all borrowings in excess of 5 percent of its total assets before any investments are made.

Other Risk Factors

As a mutual fund, the Fund is subject to market risk. The value of the Fund's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the Fund's underlying portfolio securities.

The Fund should not be considered to be a complete investment program by itself. You should consider your own investment objectives as well as your other investments when deciding whether to purchase shares of the Fund.


                             MANAGEMENT OF THE FUND

The Trust is governed by the Board of Trustees which is responsible for overall management of the Fund's business affairs. The Trustees meet at least 4 times during the year to, among other things, oversee all of the Orchard Funds' activities, review contractual arrangements with companies that provide services to all the Orchard Funds, and review performance.

Investment Adviser

The Orchard Funds are managed by GW Capital Management, which selects the Orchard Funds' portfolio investments and handles their business affairs. GW Capital Management is a registered investment adviser under the Investment Advisers Act of 1940. Paul Desmarais and his associates, a group of private holding companies, have indirect voting control over GW Capital Management.

GW Capital Management is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"). GW Capital Management serves as the investment adviser for: Maxim Series Fund, Inc., a registered open-end management investment company (shares of the Maxim Series Fund are sold only in connection with certain insurance contracts); Great-West Variable Annuity Account A, a separate account of GWL&A, registered as a management investment company; and certain non-registered, tax-qualified corporate pension plan separate accounts of GWL&A.

GW Capital Management provides investment advisory services and pays all the expenses, except extraordinary expenses, incurred for providing such services for the Orchard Funds. As compensation for its services, GW Capital Management receives monthly compensation at the annual rate of 1.00% for the Orchard Value Fund.

Sub-Adviser

CIC Asset Management, Inc. is a 100% employee owned and managed firm, registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940. It is a California corporation with its principal business address at 633 West Fifth Street, Suite 1180, 11th Floor, Los Angeles, California 90017. Subject generally to review and supervision by GW Capital Management and the Board of Trustees, CIC is responsible for the daily management of the Value Fund and for making decisions to buy, sell or hold any particular security.

CIC bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Orchard Value Fund.

CIC utilizes teams of portfolio managers and analysts acting together to manage the assets of the Value Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund's portfolio as it deems appropriate in pursuit of the Fund's investment objective.

The Investment Adviser is responsible for compensating CIC, which receives monthly compensation from the Investment Adviser at the annual rate of .50% of the average daily net asset value of the Orchard Value Fund up to $25 million,
 .40% on the next $75 million and .30% of such value in excess of $100 million.

Other Information

The Trust has authorized capital of an unlimited number of shares of beneficial interest in the Trust. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Presently, the Fund represents one of several separate series of shares of the Trust. The Trust may establish additional series or classes in the future.

The Trust is not required to hold an annual shareholders meetings, although special meetings may be called for a specific series (such as the Fund) or the Trust as a whole for purposes such as electing or removing trustees, changing fundamental investment policies, or approving a new or amended investment advisory agreement. As a shareholder, you receive one vote for each share of the Fund you own and a proportionate vote for each fractional interest you own.


Shareholder inquiries can be made by telephone at (800) 784-4508, or by mail to the Trust at 8515 East Orchard Road, Englewood, Colorado 80111.


One Orchard Equities, Inc. distributes and markets the Orchard Funds. Financial Administrative Services Corporation ("FASCorp" or the "Transfer Agent") performs transfer agent servicing functions for the Orchard Funds. FASCorp is a wholly owned subsidiary and One Orchard Equities is an indirect wholly owned subsidiary of GWL&A.

                  IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

HOW THE FUND VALUES ITS SHARES

The price of the Fund's shares is based on the net asset value of the Fund. The Fund's per share net asset value is determined by dividing the value of its net assets by the number of its outstanding shares. The Fund's net asset value per share will normally be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time) Monday through Friday, except on holidays on which the NYSE is closed.

Assets of the Fund are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. Dollars using current exchange rates. If quotations are not readily available, or if values have been materially affected by events occurring after the close of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

You are entitled to your share of the earnings of the Fund which are passed along to shareholders as "distributions." Earnings from net investment income, such as stock dividends and interest from short-term debt instruments and other investments, are passed along as "dividend distributions." Earnings realized when the Fund sells securities for a higher price than it paid for them are passed along as "capital gains distributions." The Fund distributes substantially all of its net investment income and capital gains to shareholders each year.

The Value Fund ordinarily distributes dividends semi-annually. The Fund also generally distributes capital gains, if any, in the fiscal year in which they were earned.

Distribution Option

Shareholders of the Fund can either receive distributions in cash or reinvest them in additional shares of the Fund at the net asset value in effect on the reinvestment date. Unless you elect, by writing to the Trust or Transfer Agent, to receive your distributions in cash, they will be automatically reinvested. You can change your election at any time by writing to the Trust or Transfer Agent.

Taxes

As with any investment, you should consider how your investment in the Fund will be taxed.

Taxes on distributions. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

For federal tax purposes, the Fund's dividend distributions are taxed as dividends and gain distributions are taxed as long-term capital gains. A portion of the dividend distributions (but not capital gains distributions) paid by the Fund may be eligible for the dividends received deduction for corporate shareholders to the extent that such distributions are attributable to dividends paid by United States corporations and are so designated by the Fund.

Every January, the Trust will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.


Taxes on transactions. Redemptions of shares in the Fund may be subject to federal income tax. In general, your gain or loss on any redemption or sale will equal the difference between the cost of the shares you redeem or sell, and the price you receive when you redeem or sell them.


You will receive a consolidated transaction statement at least quarterly. You should keep your regular account statements, because the information they contain will be essential in calculating the amount and character of your gains and losses. However, it is the responsibility of you and your tax preparer to determine whether a given transaction will result in taxable gain or loss and the amount of tax to be paid, if any.

"Buying a dividend." If you buy shares shortly before the Fund declares a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of exempt-interest dividends received on such shares, and (to the extent not disallowed) generally will be treated as long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

Effect of foreign taxes. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign governments. These taxes generally will reduce the amount of distributions.

There are tax requirements that all investment companies must follow in order to avoid federal taxation. In order to comply with these requirements, the Fund may be required to limit its investment activity in some types of instruments.

HOW THE FUND REPORTS PERFORMANCE

From time to time, the Trust may include the Fund's yield and total return in advertisements, sales literature, and shareholder reports. These measures of the Fund's performance are based on past results and are not intended to indicate future performance.

Yield

The Fund's "yield" refers to the income generated by an investment in the Fund over a specified 30-day period expressed as an annual percentage rate.

Total Return

The Fund's "total return" refers to the average annual rate of return of an investment in the Fund. Total return is computed by calculating the percentage change in the value of an investment of $1,000 to the end of a specified period, assuming all dividends and capital gain distributions are reinvested.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on October 31 of each year. Twice a year shareholders of the Fund will receive a report containing a summary of the Fund's performance and other information.

                              INVESTING IN THE FUND

HOW TO BUY SHARES

Shares of the Fund can be purchased at the next share price calculated after your order is received in good order by the Transfer Agent. Because you pay no commissions or sales charges when you purchase shares, the Fund's share price is equivalent to the Fund's net asset value per share.

If you do not already have an account with the Trust, you can purchase shares by mailing a completed account application to the Transfer Agent. In addition, you must either (i) include with your application a check or money order made payable to the Fund in the amount that you wish to invest, or (ii) wire (that is electronically transfer) such amount to an account designated by the Transfer Agent.

Once you have an account with the Trust, you can purchase shares by mailing a check or money order made payable to the Fund to the Transfer Agent, together with instructions specifying the name and number of the account. You can also purchase shares by wiring the amount that you wish to invest to your account.


If you wish to make an initial purchase of shares by wiring your investment, you must first telephone the Transfer Agent at 1-800-784-4508 between the hours of 8:00 a.m. and 4:00 p.m. (Eastern Time) on any day that the NYSE is open for trading to receive an account number with the Trust. You will be asked to provide the following information: the name in which the account will be established, the account holder's address, tax identification number, and dividend distribution election. If requested, the Transfer Agent will provide the instructions that your bank will need to complete the transfer.


The Fund and Transfer Agent reserve the right to reject any order to purchase shares, and the Fund reserves the right to cancel any purchase order for which payment has not been received within three business days following receipt of the order. If the Transfer Agent deems it appropriate, additional documentation or verification of authority may be required and an order will not be deemed accepted unless and until such additional documentation or verification is received by the Transfer Agent.

Your bank may charge a fee for its services. Presently, the Transfer Agent does not charge a fee for its wire transfer services, but reserves the right to charge for these services.

HOW TO SELL SHARES

You can withdraw money from your account by selling (that is by "redeeming") some or all of your shares. Your shares will be sold at the next share price calculated after your order is received in good order by the Transfer Agent. Because you pay no commissions or sales charges when you sell shares of the Fund, the Fund's share price is equivalent to the Fund's net asset value per share. You can arrange to sell shares of the Fund only by mail. Redemptions may not be made by telephone.

By Mail

You can redeem shares by sending a "letter of instruction" by regular or express mail to the Transfer Agent at 8515 East Orchard Road, Englewood, Colorado 80111. The letter should include: (1) the name of the account from which shares are to be redeemed; (2) the account number; (3) the name of the Fund; (4) the dollar amount or number of shares to be redeemed; (5) any special payment instructions;
(6) the signatures of the person or persons authorized to effect redemptions of shares held by the account; and (7) any special requirements or documents requested by the Transfer Agent to assure proper authorization of such persons.


CLASS A AND B SHARES

In addition to Class B shares, the Fund also offers Class A shares of Orchard Value Fund. Class B shares are available to individual investors. Class A and B shares generally have similar operating expenses, except for certain distribution fees. Class B shares cannot be exchanged for shares of other Orchard funds. Please call 1-800-784-4508 or by mail at 8515 East Orchard Road, Englewood, Colorado 80111 for additional information on the purchase of Class B shares.


OTHER INFORMATION

Telephone transaction privileges for purchases may be modified, suspended, or terminated by the Fund at any time. If an account has more than one owner of record, the Fund and the Transfer Agent may rely on the instructions of any one owner. Each account owner has telephone transaction privileges unless the Transfer Agent receives cancellation instructions from an account owner.

The Transfer Agent will record telephone calls and has adopted other procedures to confirm that telephone instructions are genuine. The Fund will not be liable for losses or expenses arising from unauthorized telephone transactions, provided they use reasonable procedures to avoid such losses or expenses. If you are unable to reach the Transfer Agent during periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.

PERFORMANCE RELATED INFORMATION

The Fund may advertise certain performance related information. The Fund may include total return in advertisements or other sales materials regarding the fund.

The following table sets forth the composite performance data relating to the historical performance of institutional private accounts managed by the Sub-Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Orchard Value Fund. The data is provided to illustrate the past performance of the Sub-Adviser in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Orchard Value Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of the Sub-Adviser.

All returns are calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Sub-Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, are not included in the calculation. The Sub-Adviser's composites include all actual fee-paying, discretionary institutional private accounts managed by the Sub-Adviser that have investment objectives, policies and strategies and risks substantially similar to those of the Orchard Value Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns.

The institutional private accounts that are included in the Sub-Adviser's composite are not subject to the same types of expenses to which the Orchard Value Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Sub-Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws. The investment results of the Sub-Adviser's composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Orchard Value Fund or an individual investor investing in the Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.
                                                                           Since
                              1 Year             3 Years    5 Years     10
                              ------            --------    -------     --
Years Inception*

CIC Accounts Composite        33.22%       30.80%     18.69%        N/A
16.56%+
S&P 500 Index**               33.36%       31.07%      20.27%
18.05%       N/A


*  Commencement of investment operations was May 31, 1990.
+  Through December 31, 1997.
** The S&P 500 Index is an unmanaged index comprised of 500 stocks chosen for their general representation of the stock market composition by Standard & Poor's Corporation.

                               INVESTMENT ADVISER
                           GW Capital Management, LLC
                             8515 East Orchard Road
                            Englewood, Colorado 80111

                           ------------------------

                                   DISTRIBUTOR
                           One Orchard Equities, Inc.
                             8515 East Orchard Road
                            Englewood, Colorado 80111

                           ------------------------

                                 TRANSFER AGENT
                Financial Administrative Services Corporation
                             8515 East Orchard Road
                            Englewood, Colorado 80111
                           ------------------------

                                    CUSTODIAN
                                Bank of New York
                                 One Wall Street
                            New York, New York 10286

                           ------------------------

                                    AUDITORS
                              Deloitte & Touche LLP
                                 555 17th Street
                                   Suite 3600
                             Denver, Colorado 80202





                               ORCHARD SERIES FUND

                                  (the "Trust")



                            Orchard Money Market Fund
                          Orchard Preferred Stock Fund
                             Orchard Index 600 Fund
                             Orchard Index 500 Fund
                           Orchard Index Pacific Fund
                           Orchard Index European Fund
                               Orchard Value Fund

                                  (the "Funds")







                       STATEMENT OF ADDITIONAL INFORMATION


      The date of the Trust's  current  Prospectus  to which this  Statement  of
      Additional   Information  relates  and  the  date  of  this  Statement  of
      Additional Information is


                                  September     , 1998







      This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Trust's current Prospectus. A copy of the Prospectus may be obtained by writing the Trust at 8515 East Orchard Road, Englewood, Colorado
      80111, or by calling (303) 689-3000.

                                TABLE OF CONTENTS


                                                                Cross-reference
                                                                  to page(s) in
                                                      Page          Prospectus


INVESTMENT OBJECTIVES .....................                       2

INVESTMENT P2LICIES AND   ACTICES .........

INVESTMENT LIMITATIONS ....................                       10

MANAGEMENT OF THE FUND ....................                       12

DISTRIBUTION FINANCING PLANS  .............                       14

PORTFOLIO TRANSACTIONS ....................                       15

VALUATION OF PORTFOLIO SECURITIES .........                 16

INVESTMENT PERFORMANCE ....................                       17


ADDITIONAL PURCHASE

   AND REDEMPTION INFORMATION .............                       19

DIVIDENDS, DISTRIBUTION AND TAXES .........                       19

OTHER INFORMATION ......23..........  .....

APPENDIX ..................................                                   25

      --


FINANCIAL STATEMENTS ......................                       27

--

27
                              INVESTMENT OBJECTIVES

The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the Trust). The Trust offers seven diversified investment portfolios, commonly known as mutual funds (the Funds). The Funds are "no-load," meaning you pay no sales charges or distribution fees. GW Capital Management, LLC("GW Capital Management"), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), serves as the Funds' investment adviser. The Funds and a brief description of their investment objectives are listed below.

Orchard Money Market Fund. This Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term debt securities. An investment in the Fund is neither insured nor guaranteed by the U.S. government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so.

Orchard Preferred Stock Fund. This Fund seeks a high level of dividend income qualifying for the corporate dividends received deduction under applicable federal tax law by investing primarily in cumulative preferred stocks issued by domestic corporations.

The Orchard Stock Index Funds. Each of the following Funds (the "Index Funds") seeks long-term growth of capital and a modest level of income by investing in the common stocks that comprise a specified benchmark index.

Fund                                   Benchmark

Orchard Index 600 Fund                 S&P Small-Cap 600 Stock Index

Orchard Index 500 Fund                 S&P 500 Composite Stock Price
                                      Index

Orchard Index Pacific Fund             Financial Times/S&P-Actuaries
                                       Large-Cap Pacific Index

Orchard Index European Fund            Financial Times/S&P-Actuaries
                                       Large-Cap European Index

Orchard Value Fund. This Fund seeks to achieve long-term capital appreciation by investing primarily in common stocks issued by U.S. companies when it is believed that such stocks are undervalued.



                        INVESTMENT POLICIES AND PRACTICES

Except as described below and except as otherwise specifically stated in the Prospectus or this Statement of Additional Information, the Funds' investment policies set forth in the Prospectus and in this Statement of Additional Information are not fundamental and may be changed without shareholder approval. A listing of the Funds' fundamental investment limitations is contained in this Statement of Additional Information under "INVESTMENT LIMITATIONS." These limitations are fundamental policies of each Fund, which means that they may not be changed without shareholder approval. Securities that met applicable investment policies and limitations when acquired need not be sold in the event of a later change in circumstances.

The following pages contain more detailed information about types of securities in which the Funds may invest, investment practices and techniques that GW Capital Management may employ in pursuit of the Funds' investment objectives, and a discussion of related risks. GW Capital Management may not buy all of these securities or use all of these techniques to the full extent permitted unless it believes that they are consistent with the Funds' investment objectives and policies and that doing so will help the Funds achieve their objectives. Unless otherwise provided, each Fund may invest in all these securities or use all of these techniques.

Asset-Backed Securities. Asset-backed securities may be classified as pass-through certificates of collateralized obligations. They depend primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.

Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in any underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purposes of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing the debt instrument are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the security and any credit support provided. As a result, although payments on such securities are obligations of the issuers, in the event of a default on the underlying assets not covered by credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Bankers' Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. The Funds generally will not invest in acceptances with maturities exceeding 7 days where to do so would tend to create liquidity problems.

Certificates of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

Commercial Paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

Eurodollar Certificates of Deposit. A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

Foreign Currency Transactions. The Funds, other than the Money Market Fund, may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund. A Funds may also use options and futures contracts relating to foreign currencies for the same purposes.

When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price for the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by GW Capital Management.

The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Each Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars into a foreign currency, or from one foreign currency into another foreign currency. For example, if a Fund held investments denominated in Deutschemarks, the Fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on GW Capital Management's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as GW Capital Management anticipates. For example, if a currency's value rose at a time when GW Capital Management had hedged a Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If GW Capital Management hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if GW Capital Management increases a Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that GW Capital Management's use of currency management strategies will be advantageous to the Funds or that it will hedge at an appropriate time.

Foreign Securities. Each Fund, except the Money Market Fund, may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve significant risks in addition to those risks normally associated with U.S. equity investments.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or developmental assistance, currency transfer restrictions, illiquid markets, delays and disruptions in securities settlement procedures.

Most foreign securities in a Fund will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to a Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund's investments (even if the price of the investments is unchanged) and changes in the dollar value of a Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Fund declares and pays a dividend, or between the time when a Fund accrues and pays an operating expense in U.S. dollars.

American Depository Receipts ("ADRs"), as well as other "hybrid" forms of ADRs including European depository Receipts and Global Depository Receipts, are certificates evidencing ownership of shares of a foreign issuer. These certificate are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying security at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to the risks associated with investing directly in foreign securities. These risks include foreign exchange risks as well as the political and economic risks of the underlying issuer's country.

Futures.  See "Futures and Options" below.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, except the Money Market Fund which may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining a Fund's net asset value. Under the supervision of the Board of Trustees, GW Capital Management determines the liquidity of portfolio securities and, through reports from GW Capital Management, the Board of Trustees monitors investments in illiquid securities. Certain types of securities are considered generally to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Board of Trustees.

A Fund may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.

Lending of Portfolio Securities. Each Fund from time-to-time may lend its portfolio securities to brokers, dealers and financial institutions and receive as collateral cash, U.S. Treasury securities or other high-qualify, short-term securities which, at all times while the loan is outstanding, will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities, which will increase the current income of the Fund. Such loans will not have terms longer than 30 days and will be terminable at any time. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans. Delays or losses could result if the borrower becomes bankrupt or defaults on its obligation to return the loaned securities.

Money Market Instruments and Temporary Investment Strategies. In addition to the Money Market Fund, the other Funds each may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate by Capital management, or may invest any or all of their assets in money market instruments as deemed necessary by GW Capital Management for temporary defensive purposes.

The types of money market instruments in which the Funds may invest include, but are not limited to: (1) acceptances; (2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) obligations of U.S. banks, non-U.S. branches of such bank (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (5) asset-backed securities; and (6) repurchase agreements.

Mortgage-Backed Securities. Mortgage backed securities may be issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the investment in such securities may be made if deemed consistent with investment objectives and policies.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

Options.  See "Futures and Options" below.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a mutually agreed upon time and price. The total amount received on repurchase is calculated to exceed the price paid by the purchaser, reflecting an agreed upon market rate of interest for the period from the time of purchase of the security to the settlement date (i.e., the time of repurchase), and would not necessarily relate to the interest rate on the underlying securities. A purchaser will only enter into repurchase agreements with underlying securities consisting of securities of the U.S. government and its agencies and instrumentalities, certificates of deposit, commercial paper, bankers' acceptances, and other high-quality, short-term debt securities and will be entered only with counterparties approved pursuant to creditworthiness standards established by the Funds' board of trustees (the "Board of Trustees"). While investment in repurchase agreements may be made for periods up to 30 days, it is expected that typically such periods will be for a week or less. The staff of the Securities and Exchange Commission has taken the position that repurchase agreements of greater than 7 days are illiquid securities; accordingly, such repurchase agreements are subject to a Fund's policy regarding illiquid securities.

Although repurchase transactions usually do not impose market risks on the purchaser, the purchaser would be subject to the risk of loss if the seller fails to repurchase the securities for any reason and the value of the securities is less than the agreed upon repurchase price. In addition, if the seller defaults, the purchaser may incur disposition costs in connection with liquidating the securities. Moreover, if the seller is insolvent and bankruptcy proceedings are commenced, under current law, the purchaser could be ordered by a court not to liquidate the securities for an indeterminate period of time and the amount realized by the purchaser upon liquidation of the securities may be limited.

Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose credit-worthiness has been found satisfactory by GW Capital Management. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage. The Funds currently do not intend to invest in reverse repurchase agreements within the coming year.

Stripped Treasury Securities. Each Fund may invest in zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but not actually received until maturity, a Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Zero coupon securities are purchased at a discount from face value, the discount reflecting the current value of the deferred interest. The discount is taxable even though there is no cash return until maturity.

Short Sales "Against the Box." If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Time Deposits. A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

U.S. Government Securities. These are securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. U.S. Treasury bills and notes and certain agency securities, such as those issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Securities of other government agencies and instrumentalities are not backed by the full faith and credit of U.S. government. These securities have different degrees of government support and may involve the risk of non-payment of principal and interest. For example, some are supported by the agency's right to borrow from the U.S. Treasury under certain circumstances, such as those of the Federal Home Loan Banks. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, such as those of the Federal National Mortgage Association. Still other are supported only by the credit of the agency that issued them, such as those of the Student Loan Marketing Association. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Variable Amount Master Demand Notes. A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, the liquidity of the issuer must be determined through periodic credit analysis based upon publicly available information.

Variable or Floating Rate Securities. These securities have interest rates that are adjusted periodically, or which "float" continuously according to formulas intended to stabilize their market values. Many of them also carry demand features that permit the Funds to sell them on short notice at par value plus accrued interest. When determining the maturity of a variable or floating rate instrument, the Fund may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the final maturity of the instrument.

Warrants. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued and Delayed-Delivery Transactions. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Funds may sell the securities before the settlement date if GW Capital Management deems it advisable. At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will maintain, in a segregated account, liquid assets having a value equal to or greater than the Fund's purchase commitments; likewise a Fund will segregate securities sold on a delayed-delivery basis.

Futures and Options

Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of a bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

Index Futures Contracts. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying security in the index is made.

Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, in completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market (that is by selling it to another party) at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain or security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at is current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss from purchasing the underlying instrument directly, which can exceed the amount of the premium received.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer can mitigate the effect of a price decline. At the same time, because a call writer gives up some ability to participate in security price increases.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

Asset Coverage for Futures and Options Positions. The Funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual Funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Limitations on Futures and Options Transactions. The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. The Funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Funds can commit assets to initial margin deposits and option premiums. Accordingly, to the extent that a Fund may invest in futures contracts and options, a Fund may only enter into futures contract and option positions for other than bona fide hedging purposes to the extent that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund. This limitation on a Fund's permissible investments in futures contracts and options is not a fundamental investment limitation and may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to assets held to cover its options or futures positions could also be impaired.

                             INVESTMENT LIMITATIONS

Below is a description of certain limitations that constitute the Funds' fundamental policies, which means that they may not be changed with respect to any Fund without approval by vote of a majority of the outstanding voting shares of such Fund. For this purpose, "majority" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding share are represented or (ii) more than 50% of the outstanding shares.

Each Fund will not:

(1) Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; provided that with respect to the Money Market Fund there shall be no limitation on the purchase of U.S. government securities or of certificates of deposit and bankers' acceptances; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction.

(2) Purchase or sell interests in commodities, commodities contracts, oil, gas or other mineral exploration or development programs, or real estate, except that a Fund may purchase securities of issuers which invest or deal in any of the above; provided, however, that the Funds, except the Money Market Fund, may invest in futures contracts on financial indexes, foreign currency transactions and options on permissible futures contracts.

(3) (a) purchase any securities on margin, (b) make short sales of securities, or (c) maintain a short position, except that a Fund (i) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (ii) other than the Money Market Fund, may make margin payments in connection with transactions in futures contracts and currency futures contracts and enter into permissible options transactions, and (iii) may make short sales against the box.

(4) Make loans, except as provided in limitation (5) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan) and through repurchase agreements.

(5) Lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value at the time of the loan, provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities" in this Statement of Additional Information.

(6) Borrow, except that a Fund may borrow for temporary or emergency purposes. The Fund will not borrow unless immediately after any such borrowing there is an asset coverage of at least 300 percent for all borrowings of the Fund. If such asset coverage falls below 300 percent, the Fund will within three days thereafter reduce the amount of its borrowings to an extent that the asset coverage of such borrowings will be at least 300 percent. Reverse repurchase agreements and other investments which are "covered" by a segregated account or an offsetting position in accordance with applicable SEC requirements ("covered investments") do not constitute borrowings for purposes of the 300% asset coverage requirement. The Fund will repay all borrowings in excess of 5% of its total assets before any additional investments are made. Covered investments will not be considered borrowings for purposes of applying the limitation on making additional investments when borrowings exceed 5% of total assets.

(7) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in limitation (6) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof. A Fund will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of the value of pledged securities will exceed 10% of the value of the Fund's shares. This limitation shall not apply to segregated accounts.

(8) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

(9) Issue senior securities. The issuance of more than one series or classes of shares of beneficial interest, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, the purchase or sale of permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with a Fund's investment objectives and policies, and reverse repurchase agreements are not deemed to be issuances of senior securities.

Diversified Portfolio of Securities

Each Fund will operate as a diversified investment portfolio of the Trust, meaning that at least 75% of the value of its total assets will be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities, the value of which with respect to any one issuer is neither more than 5% of the Fund's total assets nor more than 10% of the outstanding voting securities of such issuer.

                             MANAGEMENT OF THE FUND

Investment Adviser

GW Capital Management, LLC(GW Capital Management), a Colorado corporation, located at 8515 East Orchard Road, Englewood, Colorado 80111, serves as investment adviser to the Trust pursuant to an Investment Advisory Agreement dated December 5, 1997. GW Capital Management is a wholly-owned subsidiary of GWL&A, which is a wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West"), a Canadian stock life insurance company. Great-West is a 99.4% owned subsidiary of Great-West Lifeco Inc., which in turn is an 86.4% owned subsidiary of Power Financial Corporation, Montreal, Quebec. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, and his associates, a group of private holding companies, have voting control of Power Corporation of Canada.

Trustees and Officers

The trustees and executive officers of the Trust, their ages, position(s) with the Trust, and principal occupations during the past 5 years (or as otherwise indicated) are set forth below. The business address of each trustee and officer is 8515 East Orchard Road, Englewood, Colorado 80111 (unless otherwise indicated). Those trustees and officers who are "interested persons" (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Trust or GW Capital Management are indicated by an asterisk (*).


Rex Jennings  (73),  Trustee;  President  Emeritus,  Denver  Metro  Chamber of
Commerce.

Richard  P.  Koeppe  (66),  Trustee;  Retired  Superintendent,  Denver  Public
Schools.

*Douglas L. Wooden (41),  Trustee and  President;  Executive  Vice  President,
      Financial Services (1998 to Present); Senior Vice President, Financial Services of GWL&A (1996-1998);Senior Vice President, Chief Financial Officer of GWL&A (1991-1996)

*James D. Motz (48), Trustee;  Executive Vice President,  Employee Benefits of
      GWL&A (1997 to present) Senior Vice President, Employee Benefits of GWL&A (1991-1997).

Sanford Zisman (58), Trustee; Attorney, Zisman & Ingraham, P.C.

David G.  McLeod  (35),   Treasurer;   Assistant  Vice   President,   Investment
      Administration of GWL&A (1994 to present); Manager, Securities and Equities Administration of GWL&A (1992-1994).

*Bruce  Hatcher  (34),  Assistant  Treasurer,   Manager,   Investment  Company
      Administration (1998 - present); Associate Manager, Separate Account Administration (1993-1998)

*Beverly A. Byrne  (42),  Secretary,  is  Assistant  Vice  President,  Associate
      Counsel and Assistant Secretary of GWL&A (1997 - present); Assistant Counsel and Assistant Secretary of GWL&A (1993-1997).


Compensation


The Trust pays no salaries or compensation to any of its officers or Trustees affiliated with GW Capital Management or its affiliates. The chart below sets forth the annual fees paid or expected to be paid to the non-interested Trustees and certain other information.


                                       R.P. Koeppe    R. Jennings S. Zisman


 Received from the Trust                  $8,000                  $7,500
$8,000

Pension or  Retirement
Benefits Accrued as
Fund Expense*                                   $0                $0
$0


Total Compensation

Received from the Trust and All Affiliated Funds*                 $16,500
$16,000           $16,000

* As of June 30 , 1998 there were forty-one funds for which the Trustees serve as Trustees or Directors of which seven are Funds of the Trust. The total compensation paid is comprised of the amount estimated to be paid during the Trust's current fiscal year by the Trust and all affiliated investment companies.

As of June 30, 1998, no person owns of record or beneficially 5% or more of the shares outstanding of the Trust or any Fund except GW Capital Management and its affiliates which owned 100% of the Funds' outstanding shares as of the date of this Statement of Additional Information. Therefore, GWL&A would be deemed to control each Fund as the term "control" is defined in the Investment Company Act of 1940. As of the date of this Statement of Additional Information, the trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of the outstanding share of each Fund.



Investment Advisory Agreement

The Investment Advisory Agreement became effective on December 5, 1997 and as amended effective March 1, 1998. As approved, the Agreement will remain in effect until December 4, 1998, and will continue in effect from year to year if approved annually by the Board of Trustees including the vote of a majority of the trustees who are not parties to the Agreement or interested persons of any such party, or by vote of a majority of the outstanding shares of each Fund. Any amendment to the Agreement becomes effective with respect to a Fund upon approval by vote of a majority of the voting securities of the Fund. The agreement is not assignable and may be terminated without penalty with respect to any Fund either by the Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund or by GW Capital Management, each on 60 days notice to the other party.

The Investment Advisory Agreement provides that GW Capital Management, subject to the direction of the Board of Trustees, is responsible for selecting the Funds' investments and for managing their business affairs. GW Capital Management provides the Funds' portfolio managers who consider analyses from various sources, make the necessary investment decisions, and effect transactions accordingly. GW Capital Management also performs certain administrative and management services for the Fund and provides all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreement.

The Investment Advisory Agreement provides that GW Capital Management shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Management Fees

Each Fund pays a management fee to GW Capital Management for managing its investments and business affairs. GW Capital Management is paid monthly at an annual rate of a Fund's average net assets according to the following schedule.

                                               MANAGEMENT FEE
                                   (as a percentage of average net assets)
                                             -------------------

Money Market Fund                                    0.20%
Preferred Stock Fund                                 0.90%
Index 600 Fund                                       0.60%
Index 500 Fund                                       0.60%
Index Pacific Fund                                   1.00%
Index European Fund                                  1.00%
Value Fund                                           1.00%


For the period February 3, 1997 to October 31, 1997, the Investment Adviser was paid a fee for its services as follows: Money Market $4,526; Preferred Stock $27,297; Index 600 $21,804; Index 500 $53,983; Index Pacific $198,749; and,
Index European $219,272.


Sub-Adviser

CIC Management, Inc. serves as the sub-adviser to the Value Fund pursuant to a sub-advisory agreement dated March 1, 1998. CIC is a 100% employee owned and managed firm, registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940. It is a California corporation with its principal business address at 707 Wilshire Boulevard, 55th Floor, Los Angeles, California 90017.

The Sub-Adviser provides investment advisory assistance and portfolio management advice to the Investment Adviser for the Value Fund. Subject to review and supervision by the Investment Adviser and the Board of Trustees, the Sub-Adviser is responsible for the actual management of the Value Fund and for making decisions to buy, sell or hold any particular securities. The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its employees and officers connected with the investment and economic research, trading and investment management for the Value Fund.

Sub-Advisory Fees

The method of computing the sub-advisory fees is fully described in the Prospectus.

Expenses of the Funds

In addition to the management fees paid to GW Capital Management, the Trust pays certain other costs including, but not limited to, (a) brokerage commissions;
(b) federal, state and local taxes, including issue and transfer taxes incurred by or levied on the Funds; (c) interest charges on borrowing; (d) fees and expenses of registering the shares of the Funds under the applicable federal securities laws and of qualifying shares of the Fund under applicable state securities laws including expenses attendant upon renewing and increasing such registrations and qualifications; (e) expenses of printing and distributing the Funds' prospectus and other reports to shareholders; (f) costs of proxy solicitations; (g) transfer agent fees; (h) charges and expenses of the Trust's custodian; (i) compensation and expenses of the "independent" trustees; and (j) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligations of the Trust to indemnify its trustees and officers with respect thereto.

Subject to revision, GW Capital Management has voluntarily agreed to reimburse the Index Pacific Fund, the Index European Fund, and the Money Market Fund to the extent that total operating expenses, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, exceed 1.20%, 1.20%, and 0.46%, respectively, of average net assets.


                          DISTRIBUTION FINANCING PLANS

The Fund has adopted a separate distribution plan (the "Plan") for Class B shares pursuant to appropriate resolutions of the Board of Trustees in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

Pursuant to the Plan, the Orchard Value Fund may compensate the distributor, One Orchard Equities, Inc. ("OOE"), for its expenditures in financing any activity primarily intended to result in the sale of Orchard Value Fund Class B shares and for maintenance and personal service provided to Class B shareholders. The expenses of the Orchard Value Fund pursuant to the Plan are accrued on a fiscal year basis and may not exceed with respect to the Class B shares of the Orchard Value Fund, the annual rate of 0.25% of the Orchard Value Fund's daily net assets attributable to Class B shares. All or any portion of this fee may be remitted to brokers or other persons who provide distribution or shareholder account services.

GENERAL

In accordance with the terms of the Class B 12b-1 Plan (the "Plan"), OOE provides to the Fund, for review by Board of Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Trust as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. In approving the Plan, the Trustees identified and considered a number of potential benefits which the Plan may provide. The Board of Trustees believes that there is a reasonable likelihood that the Plan will benefit the Orchard Value Fund and its current and future shareholders. Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendment to the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operations of the Plan, or by vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund affected thereby. The Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).


                             PORTFOLIO TRANSACTIONS

Subject to the direction of the Board of Trustees, GW Capital Management is primarily responsible for placement of Funds' portfolio transactions. GW Capital Management has no obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities. In placing orders, it is the policy of the Trust to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While GW Capital Management generally will seek reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

Transactions on U.S. futures and stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Commissions vary among different brokers and dealers, which may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which may be higher than those for negotiated transactions in the United States. Prices for over-the-counter transactions usually include an undisclosed commission or "mark-up" that is retained by the broker or dealer effecting the trade. The cost of securities purchased from an underwriter or from a dealer in connection with an underwritten offering usually includes a fixed commission which is paid by the issuer to the underwriter or dealer. Transactions in U.S. government securities occur usually through issuers and underwriters of and major dealers in such securities, acting as principals. These transactions are normally made on a net basis and do not involve payment of brokerage commissions.

In placing portfolio transactions, GW Capital Management may give consideration to brokers or dealers which provide supplemental investment research, in addition to such research obtained for a flat fee, and pay commissions to such brokers or dealers furnishing such services which are in excess of commissions which another broker or dealer may charge for the same transaction. Such supplemental research ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector. Supplemental research obtained through brokers or dealers will be in addition to and not in lieu of the services required to be performed by GW Capital Management. The expenses of GW Capital Management will not necessarily be reduced as a result of the receipt of such supplemental information. GW Capital Management may use any supplemental investment research obtained for the benefit of the Funds in providing investment advice to its other investment advisory accounts, and may use such information in managing its own accounts. Conversely, such supplemental information obtained by the placement of business for GW Capital Management will be considered by and may be useful to GW Capital Management in carrying out its obligations to the Trust.

If in the best interests of both one or more Funds and other client accounts of GW Capital Management, GW Capital Management may, to the extent permitted by applicable law, but need not, aggregate the purchases or sales of securities for these accounts to obtain favorable overall execution. When this occurs, GW Capital Management will allocate the securities purchased and sold and the expenses incurred in a manner that it deems equitable to all accounts. In making this determination, GW Capital Management may consider, among other things, the investment objectives of the respective client accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally, and the opinions of persons responsible for managing the Funds and other client accounts. The use of aggregated transactions may adversely affect the size of the position obtainable for the Funds, and may itself adversely affect transaction prices to the extent that it increases the demand for the securities being purchased or the supply of the securities being sold.

Portfolio Turnover

The turnover rate for each Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average value of portfolio securities owned by the Fund during the fiscal year. In computing the portfolio turnover rate, certain U.S. government securities (long-term for periods before 1986 and short-term for all periods) and all other securities, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded.

There are no fixed limitations regarding the portfolio turnover of the Funds. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of each Fund may be disposed of when appropriate in GW Capital Management's judgment.

With respect to any Fund, a higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Fund and, thus, indirectly by its shareholders. Higher portfolio turnover may also increase a shareholder's current tax liability for capital gains by increasing the level of capital gains realized by a Fund.

Based upon the formula for calculating the portfolio turnover rate, as stated above, the portfolio turnover rate for each Fund (other than the Money Market
Fund) in 1997 is as follows:


Fund                                1997
----                                ----
Preferred Stock Fund                      10.05%
Index 600 Fund                            21.58%
Index 500 Fund                            0.45%
Index Pacific Fund                        0.04%
Index European Fund                       5.69%



Although it is not possible to predict future portfolio turnover rates accurately, and such rates may vary from year to year, the portfolio turnover rate of the Value Fund is not expected to exceed 100% in the coming year.

                        VALUATION OF PORTFOLIO SECURITIES

The net asset value of each Fund is determined in the manner described in the Prospectus. Securities held by each Fund other than the Money Market Fund will be valued as follows: portfolio securities which are traded on stock exchanges are valued at the last sale price on the principal exchange as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between the bid and asked prices. Securities traded in the over-the-counter market and included in the National Market System are valued at the mean between the bid and asked prices which may be based on the valuations furnished by a pricing service or from independent securities dealers. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under procedures or guidelines established by the Board of Trustees, including valuations furnished by pricing services retained by GW Capital Management.

The net asset value per share of the Money Market Fund is determined by using the amortized cost method of valuing its portfolio instruments. Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued daily as income over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the Fund's investments assuming the instrument's obligation is paid in full on maturity. In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized costs may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates. For all Funds, securities with remaining maturities of not more than 60 days are valued at amortized cost, which approximates market value.


The amortized cost method of valuation permits the Money Market Fund to maintain a stable $1.00 net asset value per share. The Board of Trustees periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the Board of Trustees will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or if not available, at fair market value as determined in good faith by the Board of Trustees, and in kind redemption of portfolio securities (considered highly unlikely by management of the Trust).


                             INVESTMENT PERFORMANCE

The Funds may quote measure of investment performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicated future returns.

Money Market Fund

In accordance with regulations prescribed by the SEC, the Trust is required to compute the Money Market Fund's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

The SEC also permits the Trust to disclose the effective yield of the Money Market Fund for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the annualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and quality of portfolio securities held by the Fund, and its operating expenses.

Other Funds

Standardized Average Annual Total Return Quotations. Average annual total return quotations for shares of a Fund are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

      P(I+T)n = ERV

Where:      P     =     a hypothetical initial payment of $1,000

            T     =     average annual total return

            n     =     number of years

            ERV = ending redeemable value of the hypothetical $ 1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

The computation above assumes that all dividends and distributions made by a Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

One of the primary methods used to measure performance is "total return." Total return will normally represent the percentage change in value of a Fund, or of a hypothetical investment in a Fund, over any period up to the lifetime of the Fund. Unless otherwise indicated, total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period.

Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration.

Each Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

Each Fund may also publish its distribution rate and/or its effective distribution rate. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution. A Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short- term capital gain actually earned by the Fund during the month.

Other data that may be advertised or published about each Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

Standardized Yield Quotations. The yield of a Fund is computed by dividing the Fund's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share on the last day of such base period in accordance with the following formula:

      2[( a - b + 1 )6 - 1 ]
          (cd)

Where:      a =   net investment income earned during the period

            b =   net expenses accrued for the period

            c = the average daily number of shares outstanding during the period that were entitled to receive dividends

            d =   the maximum offering price per share

Net investment income will be determined in accordance with rules established by the SEC.

Performance Comparisons

Performance information contained in reports to shareholders, advertisement, and other promotional materials may be compared to that of various unmanaged indexes. These indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating expenses.

Advertisements quoting performance rankings of a Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morning Star, Inc., and advertisements presenting a Fund's the historical performance, may form time to time be sent to investors or placed in newspapers and magazines such as The New York Times, The Wall Street Journal, Barons, Investor's Daily, Money Magazine, Changing Times, Business Week and Forbes or any other media on behalf of the Funds.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each Fund is open for business and its net asset value per share is calculated each day that the New York Stock Exchange ("NYSE") is open for trading. The Funds anticipates that the NYSE will be closed for trading on: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Though it is expected that the same holiday schedule will be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the Funds will not process wire purchase and redemptions on days when the Federal Reserve Wire System is closed, and may be unable to do so during periods of severe weather or other emergency conditions.

Payment to shareholders for shares redeemed, that is sold back to a Fund, will be made within seven days after receipt by the Transfer Agent of a request for redemption in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment for more than seven days (a) for any period (i) during which the New York Stock Exchange ("NYSE") is closed other than customary week-end and holiday closings or (ii) during which trading on the NYSE is restricted; (b) for any period during which an emergency exists as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders.

If a Fund is requested to redeem shares for which it has not yet received good payment, the Fund may delay the payment of redemption proceeds until such time as it has received good funds for the purchase of the shares being redeemed.

The value of shares redeemed may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of any Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning.

Qualification as a Regulated Investment Company

The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, each of the Funds will seek to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund will not be subject federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and net realized capital gain (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Each Fund will be subject to tax at regular corporate rates on any income or gains that it does not distribute. Distributions by a Fund made during the taxable year or, under specified circumstances, within one month after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Fund's principal business of investing in stock and securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, currencies (the "Income Requirement").

Certain debt securities purchased by a Fund (such as zero-coupon bonds) may be treated for federal income tax purposes as having original issue discount. Original issue discount, generally defined as the excess of the stated redemption price at maturity over the issue price, is treated as interest for Federal income tax purposes. Whether or not a Fund actually receives cash, it is deemed to have earned original issue discount income that is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of a Fund each year is determined on the basis of a constant yield to maturity that takes into account the compounding of accrued interest.

In addition, a Fund may purchase debt securities at a discount that exceeds any original issue discount that remained on the securities at the time the Fund purchased the securities. This additional discount represents market discount for income tax purposes. Treatment of market discount varies depending upon the maturity of the debt security and the date on which it was issued. For a debt security issued after July 18, 1984 having a fixed maturity date or more than six months from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless a Fund elects for all its debt securities having a fixed maturity date or more than one year from the date of issue to include market discount in income in taxable years to which it is attributable). Generally, market discount accrues on a daily basis. For any debt security issued on or before July 18, 1984 (unless a Fund makes the election to include market discount in income currently), or any debt security having a fixed maturity date of not more than six months from the date of issue, the gain realized on disposition will be characterized as long-term or short-term capital gain depending on the period a Fund held the security. A Fund may be required to capitalize, rather than deduct currently, part of all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless such Fund makes the election to include market discount in income currently).

At the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets must consist of cash or cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test").

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the current and accumulated earnings and profits of the Fund. In such event, such distributions generally will be eligible for the dividends-received deductions in the case of corporate shareholders.

If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If a Fund determines that the Fund will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

U.S. Treasury regulations may permit a regulated investment company, in determining its investment company taxable income and undistributed net capital for any taxable year, to treat any capital loss incurred after October 31 as if it had been incurred in the succeeding year. For purposes of the excise tax, a regulated investment company may: (I) reduce its capital gain net income by the amount of any net ordinary loss for any calendar year; and (ii) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will generally not qualify for the 70% dividends-received deduction for corporations.

A Fund may either retain or distribute to shareholders the Fund's net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his or her shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his or her shares. Conversely, if a Fund elects to retain net capital gain, it will be taxed thereon (except to the extent of any available capital loss carryovers) at the then current applicable corporate tax rate. If a Fund elects to retain its net capital gain, it is expected the Fund will also elect to have shareholders treated as having received a distribution of such gain, with the result that the shareholders will be required to report their respective shares of such gain on their returns as long-term capital gain, will receive a refundable tax credit for their allocable share of tax paid by the Fund on the gain, and will increase the tax basis for their shares by an amount equal to the deemed distribution less the tax credit.

Investors should be careful to consider the tax implications of purchasing shares just prior to the next dividend date of any ordinary income dividend or capital gain dividend. Those purchasing just prior to an ordinary income dividend or capital gain dividend will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and will reduce) the shareholder's tax basis in his or her shares; any excess will be treated as gain from the sale of his or her shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, distributions declared in October, November or December of any year and payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders (and made by the Fund) on December 31, of such calendar year if such distributions are actually made in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Sale or Redemption of Fund Shares

A shareholder will recognize gain or loss on the sale or redemption of shares in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than 18 months. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, special holding period rules provided in Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. For shareholders who are individuals, long term capital gains (those arising from sales of assets held for more than 18 months) are currently taxed at rates of 10-20%; mid-term gains (those arising from sales of assets for more than 12 months) are currently taxed at the same rate as the individual's ordinary income, subject to a maximum rate of 28 percent and the deduction of capital losses is subject to limitation. Each January, the Fund will provide to each investor and to the IRS a statement showing the tax characterization of distributions paid during the prior year.

Backup Withholding

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Each Fund also reserves the right to close accounts that fail to provide a certified tax identification number, by redeeming such accounts in full at the current net asset value.

Foreign Shareholders

The U.S. federal income taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income for a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate, if applicable) upon the gross amount of the dividend. Such foreign shareholders generally would be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and on capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by the foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 20% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investments in the Funds.

                                OTHER INFORMATION

Organization of the Trust


The Trust is an open-end management investment company organized as a Delaware business trust on July 23, 1996. The Trust has authorized capital of an unlimited number of shares of beneficial interest in the Trust. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Presently, each Fund represents a separate series of shares. The Trustees have authorized the issuance of two classes of shares of the Orchard Value Fund designed as Class A and Class B shares and may establish additional series or classes in the future.


The assets of the Trust received for the sale of shares of a Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are allocated to such Fund, and constitute the underlying assets of such Fund. The underlying assets of a Fund are accounted for separately on the books of the Trust, and are to be charged with the liabilities with respect to such Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated between the Funds in a manner deemed to be fair and equitable by the Board of Trustees. In the event of dissolution or liquidation of a Fund, the Board of Trustees will distribute the remaining proceeds or assets of the Fund ratably among its shareholders.

Shareholder and Trustee Liability

Shareholders of a business trust such as the Trust may, under certain circumstance, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that every note, bond, contract or other undertaking entered into or executed by the Trust or the trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Fund's assets of any shareholders held personally liable for the obligations of the Fund. The Declaration of Trust also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. In addition, under Delaware law, shareholders of the Funds are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. In view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the trustees will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects the trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Voting Rights

The shares of the Funds have no preemptive or conversion rights. Voting and dividends rights, the right or redemption, and exchange privileges are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or any Fund may, as set forth in the Declaration of Trust, call meetings of the Trust or a Fund for any purpose related to the Trust or Fund, as the case may be, including in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more trustees. The Trust or any Fund may be terminated upon the sale of its assets to another investment company (as defined in the Investment Company Act of 1940, as amended), or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or the Fund. If not so terminated, the Trust or the Fund will continue indefinitely.

Custodian

The Bank of New York, One Wall Street, New York, New York 10286, is custodian of the Funds' assets. The custodian is responsible for the safekeeping of a Fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a Fund or in deciding which securities are purchased or sold by a Fund. However, a Fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

Independent Public Accountant

Deloitte & Touche LLP, 555 17th Street, Suite 3600, Denver, Colorado 80202, serves as the Funds' independent public accountant. Deloitte & Touche LLP examines financial statements for the Funds and provides other audit, tax, and related services.

                              FINANCIAL STATEMENTS


The Trust's and each Fund's unaudited financial statements as of April 30, 1998 are attached to this Statement of Additional Information. The Trust's and each Fund's audited financial statements as of October 31, 1997, together with the notes thereto and the report of Deloitte & Touche LLP are incorporated by reference to Registrant's Post-Effective Amendment No. 3.

30

                                      C-32

               APPENDIX


Corporate   Bond   Ratings  by  Moody's
Investors Service, Inc.

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Corporate Bond Ratings by Standard &
Poor's Corporation


AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

BB, B, CCC, and CC - Standard & Poor's describes the BB, B, CCC and CC rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Commercial  Paper  Ratings  by  Moody's
Investors Service, Inc.

Prime-1 - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Prime-2 - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

Prime-3  -  Issuers  in the  Commercial  Paper  market  rated  Prime-3  have  an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Commercial  Paper Ratings by Standard &
Poor's Corporation

A - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

A-3 - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.





                           THE ORCHARD SERIES FUND

              Financial Statements and Financial Highlights for
                 the Six Months Ended April 30, 1998 and 1997

THE ORCHARD SERIES FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998
------------------------------------------------------------------------------------------------------------------------

                                                                ORCHARD     ORCHARD    ORCHARD     ORCHARD
                                        ORCHARD     ORCHARD      INDEX       INDEX     MONEY      PREFERRED   ORCHARD
                                       INDEX 500   INDEX 600    EUROPEAN     PACIFIC    MARKET      STOCK      VALUE
                                          FUND       FUND         FUND        FUND       FUND       FUND        FUND
                                       ----------  ----------   ---------   ---------  ---------  ----------  ---------
ASSETS:
Investments at value:
    Short-term investments             5,368,000                1,699,000   1,257,000  2,751,782
    Common stocks                      600,330,286 6,123,952    89,400,691  48,208,742                        2,028,024
    Preferred stocks                                             506,684                          4,215,636
                                       ----------                                                 ----------
                                                   ----------   ---------   ---------  ---------              ---------
       Total investments (cost
$517,805,070; $4,841,231;              605,698,286 6,123,952    91,606,375  49,465,742 2,751,782  4,215,636   2,028,024
$72,584,703;
           $65,683,187; $2,751,782;
$4,150,017; $1,995,672)

Cash                                     12,287      21,582     3,017,823    336,321    160,446                  1,273
Dividends and interest receivable       647,864       2,345      310,449     210,114     16,047     18,950       1,477
Subscriptions receivable                647,806                  324,214     294,049
Receivables for investments sold       5,903,452     34,880     4,215,302   1,363,160  1,130,000   175,869      47,934
                                       ----------  ----------   ---------   ---------  ---------  ----------  ---------

       Total assets                    612,909,695 6,182,759    99,474,163  51,669,386 4,058,275  4,410,455   2,078,708
                                       ----------  ----------   ---------   ---------  ---------  ----------  ---------

LIABILITIES:
  Dividends payable                                                                         385
  Due to GW Capital Management          296,791       3,048       89,917      48,714      1,202      3,238       1,706
  Payables for investments purchased   6,295,499                6,971,286   1,746,714   865,745     26,046       9,069
                                       ----------  ----------   ---------   ---------  ---------  ----------  ---------

        Total liabilities              6,592,290      3,048     7,061,203   1,795,428   867,332     29,284      10,775
                                       ----------  ----------   ---------   ---------  ---------  ----------  ---------

NET ASSETS                             606,317,405 6,179,711    92,412,960  49,873,958 3,190,943  4,381,171   2,067,933
                                       ==========  ==========   =========   =========  =========  ==========  =========

NET ASSETS REPRESENTED BY:
  Capital stock, no par value          514,454,949 4,680,503    73,165,034  66,030,311 3,190,943  4,307,173   2,000,000
  Net unrealized appreciation          87,893,216  1,282,721    19,739,875  (9,317,239)             65,619      32,352
(depreciation) on investments
  Undistributed net investment         1,547,130      2,664      170,909      85,910                24,870       1,451
income (loss)
  Accumulated net short-term           2,421,079     95,719       57,474     (24,818)              (11,629)     34,130
realized gain (loss) on investments
  Accumulated net long-term               1,031     118,104       (2,129)                           (4,862)
realized gain (loss) on investments
  Net unrealized appreciation
(depreciation) on translation of
     assets and liabilities                                     (718,203)   (6,900,206)
denominated in foreign currencies
                                       ----------  ----------   ---------   ---------  ---------  ----------  ---------

NET ASSETS                             606,317,405 6,179,711    92,412,960  49,873,958 3,190,943  4,381,171   2,067,933
                                       ==========  ==========   =========   =========  =========  ==========  =========

NET ASSET VALUE PER OUTSTANDING           14.2340     13.2699      14.7665     8.4435    1.0000     10.1774     10.3397
SHARE
                                       ==========  ==========   =========   =========  =========  ==========  =========

SHARES OF CAPITAL STOCK                42,596,461   465,695     6,258,278   5,906,805  3,190,943   430,479     200,000
OUTSTANDING:

See notes to financial statements.

THE ORCHARD SERIES FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1998
-------------------------------------------------------------------------------------------------------------------------

                                                                    ORCHARD    ORCHARD    ORCHARD    ORCHARD
                                            ORCHARD     ORCHARD    INDEX      INDEX      MONEY      PREFERRED    ORCHARD
                                           INDEX 500   INDEX 600   EUROPEAN    PACIFIC     MARKET     STOCK       VALUE
                                             FUND        FUND        FUND        FUND       FUND       FUND       FUND
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------
INVESTMENT INCOME:                                                                                                 (A)

    Interest                                151,873       1,516      101,889     77,143    87,774      2,178        270
    Dividends                              4,070,640     20,613      572,133    320,412              148,336      4,682
    Less:  Foreign withholding tax           (4,329)         (6)     (60,615)   (25,649)
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

        Total income                       4,218,184     22,123      613,407    371,906    87,774    150,514      4,952
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

EXPENSES:
    Salaries                                                           4,518      4,518     4,518
    Legal and SEC fees                                                19,913     19,421       987
    Directors' fees                                                      379        212         3
    Audit fees                                                         7,486      7,481     3,025
    Investment administration                                         77,408     94,544    56,522
    Bank and custodial fees                                           18,843     21,576     1,694
    Other expenses                                                    25,055     23,939       114
    Management fee                         1,600,807     16,930      368,748    238,330     3,118     19,334      3,501
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

       Total expenses                      1,600,807     16,930      522,350    410,021    69,981     19,334      3,501

Less amount reimbursed by GW Capital                                  79,852    124,025    62,809
Management
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

        Net expenses                       1,600,807     16,930      442,498    285,996     7,172     19,334      3,501
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

NET INVESTMENT INCOME  (LOSS)              2,617,377      5,193      170,909     85,910    80,602    131,180      1,451
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net short-term realized gain (loss)      2,422,079     95,719       57,474    (24,817)              (2,631)    34,130
on investments
  Net long-term realized gain (loss) on       1,031     118,104       (2,129)                         (4,862)
investments
  Change in net unrealized appreciation    101,584,644  475,148    19,553,054  (180,274)                (602)    32,352
(depreciation) on investments
  Change in net unrealized appreciation
(depreciation) on translation of
    assets and liabilities denominated                             (1,861,422)(4,538,651)
in foreign currencies
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

       Net change in realized and
unrealized appreciation (depreciation)     104,007,754  688,971    17,746,977 (4,743,742)             (8,095)    66,482
on
        Investments
                                           ----------  ----------  ---------  ---------- ---------- ----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING
FROM OPERATIONS                            106,625,131  694,164    17,917,886 (4,657,832)  80,602    123,085     67,933
                                           ==========  ==========  =========  ========== ========== ==========  =========



(A) The portfolio commenced operations on March 2, 1998.

See notes to financial statements.

THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED APRIL 30, 1998 AND THE PERIOD FEBRUARY 3, 1997 (INCEPTION) TO APRIL 30, 1997
-------------------------------------------------------------------------------------------------------------------------

                                              ORCHARD              ORCHARD             ORCHARD              ORCHARD
                                           INDEX 500 FUND       INDEX 600 FUND      INDEX EUROPEAN       INDEX PACIFIC
                                                                                         FUND                FUND
                                         -------------------  ------------------- -------------------  ------------------
                                           1998      1997       1998      1997      1998      1997       1998     1997
                                           ----      ----       ----      ----      ----      ----       ----     ----
INCREASE IN  NET ASSETS:

OPERATIONS:
  Net investment income                  2,617,377   16,199      5,193     5,152  170,909     16,196    85,910    11,038
  Net short-term realized gain (loss)    2,422,079       32     95,719     7,567   57,474       (428)  (24,817)
on investments
  Net long-term realized gain (loss)         1,031             118,104             (2,129)
on investments
  Change in net unrealized               101,584,644 85,211    475,148  (285,862) 19,553,054 291,146   (180,274) 167,974
appreciation (depreciation) on
investments
  Change in net unrealized
appreciation (depreciation) on                                                    (1,861,422)(138,501) (4,538,651)(133,081)
translation
   of assets and liabilities
denominated in foreign currencies
                                         ---------  --------  --------- --------- ---------  --------  --------- --------

  Net increase (decrease) in net         106,625,131 101,442   694,164  (273,143) 17,917,886 168,413   (4,657,832)45,931
assets resulting from operations
                                         ---------  --------  --------- --------- ---------  --------  --------- --------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net     (1,070,247)(15,329)  (149,777)   (5,085)  (8,353)
short-term realized gain
                                         ---------  --------  --------- --------- ---------  --------  --------- --------

      Total distributions                (1,070,247)(15,329)  (149,777)   (5,085)  (8,353)
                                         ---------  --------  --------- --------- ---------  --------  --------- --------

SHARE TRANSACTIONS:
  Net proceeds from sales of shares      45,626,415 4,500,000   15,650  4,500,000 16,501,158 4,500,000 10,979,8464,500,000
  Reinvestment of distributions          1,070,247   15,329    149,777     5,085    8,353
  Cost of shares redeemed                (38,800,473)              (22)           (4,153,662)          (4,892,987)
                                         ---------  --------  --------- --------- ---------  --------  --------- --------
    Net increase (decrease) in net
assets resulting from share              7,896,189  4,515,329  165,405  4,505,085 12,355,849 4,500,000 6,086,859 4,500,000
     transactions
                                         ---------  --------  --------- --------- ---------  --------  --------- --------

      Total increase (decrease) in net   113,451,073 4,601,442  709,792  4,226,857 30,265,382 4,668,413 1,429,027 4,545,931
assets

NET ASSETS:
  Beginning of period                    492,866,332          5,469,919           62,147,578           48,444,931
                                                              ---------
                                         =========  ========            ========= =========  ========  ========= ========
  End of period                         606,317,405 4,601,442 6,179,711 4,226,857 92,412,960 4,668,413 49,873,958 4,545,931
                                         =========  ========  ========= ========= =========  ========  ========= ========

OTHER INFORMATION:

SHARES:
  Sold                                   3,480,233  450,000      1,273   450,000  1,226,881  450,000   1,255,105 450,000
  Issued in reinvestment of                 86,188    1,519     13,076       547      698
distributions
  Redeemed                               (3,118,255)                (2)           (320,070)            (548,103)
                                         ---------            ---------           ---------            ---------
                                                    --------            ---------            --------            --------

  Net increase (decrease)                  448,166  451,519     14,347   450,547  907,509    450,000   707,002   450,000
                                         =========  ========  ========= ========= =========  ========  ========= ========


See notes to financial statements.
THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED APRIL 30, 1998 AND THE PERIOD FEBRUARY 3, 1997 (INCEPTION) TO APRIL 30, 1997
-------------------------------------------------------------------------------------------------------------------------

                                                         ORCHARD                        ORCHARD                ORCHARD
                                                    MONEY MARKET FUND            PREFERRED STOCK FUND         VALUE FUND
                                               ----------------------------    --------------------------     -----------
                                                   1998            1997           1998          1997             1998
                                                   ----            ----           ----          ----             ----
INCREASE IN  NET ASSETS:                                                                                         (A)

OPERATIONS:
  Net investment income                            80,602         32,869         131,180        60,377            1,451
  Net short-term realized gain (loss) on                                          (2,631)       (8,006)          34,130
investments
  Net long-term realized gain (loss) on                                           (4,862)
investments
  Change in net unrealized appreciation                                             (602)      (60,734)          32,352
(depreciation) on investments
  Change in net unrealized appreciation
(depreciation) on translation
   of assets and liabilities denominated in
foreign currencies
                                                 ----------     -----------    -----------   ------------     -----------

  Net increase (decrease) in net assets            80,602         32,869         123,085        (8,363)          67,933
resulting from operations
                                                 ----------     -----------    -----------   ------------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income and net              (80,602)       (32,869)       (106,310)      (57,095)
short-term realized gain
                                                 ----------     -----------    -----------   ------------     -----------

      Total distributions                         (80,602)       (32,869)       (106,310)      (57,095)
                                                 ----------     -----------    -----------   ------------     -----------

SHARE TRANSACTIONS:
  Net proceeds from sales of shares                             3,000,000         16,000     4,000,000        2,000,000
  Reinvestment of distributions                    80,216         32,484         106,310        57,095
  Cost of shares redeemed
                                                 ----------     -----------    -----------   ------------     -----------
    Net increase (decrease) in net assets          80,216       3,032,484        122,310     4,057,095        2,000,000
resulting from share transactions

      Total increase (decrease) in net assets      80,216       3,032,484        139,085     3,991,637        2,067,933
                                                 ----------     -----------    -----------   ------------     -----------

NET ASSETS:
  Beginning of period                            3,110,727                     4,242,086
                                                                               -----------
                                                 ==========     ===========                  ============     ===========
  End of period                                  3,190,943      3,032,484      4,381,171     3,991,637        2,067,933
                                                 ==========     ===========    ===========   ============     ===========

OTHER INFORMATION:

SHARES:
  Sold                                                          3,000,000          1,565       400,000
  Issued in reinvestment of distributions          80,216         32,484          10,448         5,808          200,000
  Redeemed
                                                 ----------                    -----------                    -----------
                                                                -----------                  ------------

  Net increase (decrease)                          80,216       3,032,484         12,013       405,808          200,000
                                                 ==========     ===========    ===========   ============     ===========

(A) The portfolio commenced operations on March 2, 1998.

See notes to financial statements.                                                                            (Concluded)

THE ORCHARD SERIES FUND

INDEX 500 FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------

Selected  data for a share of capital  stock of the fund for the  periods  ended
April 30, 1998 and February 3, 1997 (inception) to October 31, 1997 are as follows:

                                                   Six Months           Period Ended
                                                      Ended             October 31,
                                                    April 30,               1997
                                                      1998
                                                  --------------        -------------
                                                                             (A)
Net Asset Value, Beginning of Period              $    11.6936          $    10.0000

Income From Investment Operations

Net investment income                                   0.0622                0.0388
Net short-term realized gain (loss)                     0.0569                1.6936
Net long-term realized and unrealized gain (loss)       2.4472
                                                    ------------          -----------
                                                                              1.7324
Total Income (Loss) From Investment Operations          2.5663

Less Distributions

From net investment income and net short-term          (0.0259)              (0.0388)
realized gains

From net long-term realized gains
                                                                          -----------
                                                    ------------

Total Distributions                                    (0.0259)              (0.0388)
                                                    ------------          -----------

Net Asset Value, End of Period                    $    14.2340          $    11.6936
                                                    ============          ===========

Total Return                                           21.98%                17.38%

Net Assets, End of Period                         $ 606,317,405         $ 492,866,332

Average Commission Rate Paid Per Share Bought or  $     0.0330          $     0.0318
Sold

Ratio of Expenses to Average Net Assets                 0.60%*                0.60%*

Ratio of Net Investment Income to Average Net           0.98%*                1.67%*
Assets

Portfolio Turnover Rate                                 9.35%                 0.45%


*Annualized

(A) The portfolio commenced operations February 3, 1997.






                                                               (continued)

THE ORCHARD SERIES FUND

INDEX 600 FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------

Selected  data for a share of capital  stock of the fund for the  periods  ended
April 30, 1998 and February 3, 1997 (inception) to October 31, 1997 are as follows:

                                                  Six Months           Period Ended
                                                    Ended              ------------
                                                  April 30,            October 31,
                                                     1998                  1997
                                                 -------------
                                                                             (A)
Net Asset Value, Beginning of Period             $   12.1191            $   10.0000

Income From Investment Operations

Net investment income                                 0.0111                 0.0238
Net short-term realized gain (loss)                   0.2055                 0.3262
Net long-term realized and unrealized gain            1.2656                 1.7929
(loss)
                                                   -----------            ----------

Total Income (Loss) From Investment Operations        1.4822                 2.1429

Less Distributions

From net investment income and net short-term        (0.3314)               (0.0238)
realized gains
                                                   -----------            ----------
                                                   -----------

Total Distributions                                  (0.3314)               (0.0238)
                                                   -----------            ----------

Net Asset Value, End of Period                   $   13.2699            $    12.1191
                                                   ===========            ==========

Total Return                                         12.67%                  21.46%

Net Assets, End of Period                        $ 6,179,711            $ 5,469,919

Average Commission Rate Paid Per Share Bought    $    0.0329            $    0.0345
or Sold

Ratio of Expenses to Average Net Assets               0.60%*                 0.60%*

Ratio of Net Investment Income to Average Net         0.18%*                 0.30%*
Assets

Portfolio Turnover Rate                              14.72%                 21.58%


*Annualized

(A) The portfolio commenced operations February 3, 1997.







                                                     (continued)

THE ORCHARD SERIES FUND

INDEX EUROPEAN FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------

Selected  data for a share of capital  stock of the fund for periods ended April
30, 1998 and February 3, 1997 (inception) to October 31, 1997 are as follows:

                                                      Six Months       Period Ended
                                      Ended
                                                    April 30, 1998      October 31,
                                                                           1997
                                                    ---------------    --------------
                                                                             (A)
Net Asset Value, Beginning of Period                 $    11.6147       $   10.0000

Income From Investment Operations

Net investment income                                      0.0273            0.0343
Net short-term realized gain (loss)                        0.0092            0.0016
Net long-term realized and unrealized gain (loss)          3.1168            1.6131
                                                       ------------       -----------

Total Income (Loss) From Investment Operations             3.1533            1.6490

Less Distributions

From net investment income and net short-term             (0.0015)          (0.0343)
realized gains
                                                       ------------       -----------

Total Distributions                                       (0.0015)          (0.0343)
                                                       ------------       -----------

Net Asset Value, End of Period                       $    14.7665       $   11.6147
                                                       ============       ===========

Total Return                                              27.15%            16.47%

Net Assets, End of Period                            $ 92,412,960       $ 62,147,578

Average Commission Rate Paid Per Share Bought or     $     0.0391       $    0.0639
Sold

Ratio of Expenses to Average Net Assets                    1.20%*            1.20%*#

Ratio of Net Investment Income to Average Net              0.46%*            0.83%*
Assets

Portfolio Turnover Rate                                    9.37%             5.69%


*Annualized

(A) The portfolio commenced operations February 3, 1997.

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.






                                                    (continued)

THE ORCHARD SERIES FUND

INDEX PACIFIC FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------

Selected  data for a share of capital  stock of the fund for the  periods  ended
April 30, 1998 and February 3, 1997 (inception) to October 31, 1997 are as follows:

                                                   Six Months          Period Ended
                                                   Ended
                                                  April 30,            October 31,
                                                     1998                  1997
                                                 -------------         -------------
                                                                             (A)
Net Asset Value, Beginning of Period             $     9.3167           $    10.0000

Income From Investment Operations

Net investment income                                  0.0145                 0.0163
Net short-term realized gain (loss)                   (0.0042)
Net long-term realized and unrealized gain            (0.8835)               (0.6833)
(loss)
                                                   -----------            ----------

Total Income (Loss) From Investment Operations        (0.8732)               (0.6670)

Less Distributions

From net investment income and net short-term                                (0.0163)
realized gains
                                                   -----------            ----------

Total Distributions                                                          (0.0163)
                                                   -----------            ----------

Net Asset Value, End of Period                   $     8.4435           $     9.3167
                                                   ===========            ==========

Total Return                                          (9.37)%                (6.67%)

Net Assets, End of Period                        $ 49,873,958           $ 48,444,931

Average Commission Rate Paid Per Share Bought    $     0.0132           $     0.0093
or Sold

Ratio of Expenses to Average Net Assets                1.20%*#                1.20%*#

Ratio of Net Investment Income to Average Net          0.36%*                 0.42%*
Assets

Portfolio Turnover Rate                                1.79%                  0.04%


*Annualized

(A) The portfolio commenced operation February 3, 1997.

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.






                                                                   (continued)

THE ORCHARD SERIES FUND

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------

Selected  data for a share of capital  stock of the fund for the  periods  ended
April 30, 1998 and February 3, 1997 (inception) to October 31, 1997 are as follows:

                                                  Six Months           Period Ended
                                                  Ended April           October 31,
                                                   30, 1998                1997
                                                 --------------        --------------

                                                 --------------        --------------
                                                                             (A)
Net Asset Value, Beginning of Period             $    1.0000            $     1.0000

Income From Investment Operations

Net investment income                                 0.0255                  0.0363
                                                   ------------           -----------

Total Income (Loss) From Investment Operations        0.0255                  0.0363

Less Distributions

From net investment income                           (0.0255)                (0.0363)
                                                   ------------           -----------

Total Distributions                                  (0.0255)                (0.0363)
                                                   ------------           -----------

Net Asset Value, End of Period                   $    1.0000            $     1.000
                                                   ============           ===========

Net Assets, End of Period                        $ 3,190,943            $ 3,110,727

Ratio of Expenses to Average Net Assets               0.46%*#                 0.46%*#

Ratio of Net Investment Income to Average Net         5.17%*                  4.88%*
Assets





*Annualized

(A) The portfolio commenced operations February 3, 1997.

#Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.






                                      (continued)

THE ORCHARD SERIES FUND

PREFERRED STOCK FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------

Selected  data for a share of capital  stock of the fund for the  periods  ended
April 30, 1998 and February 3, 1997 (inception) to October 31, 1997 are as follows:

                                                  Six Months           Period Ended
                                                    Ended              October 31,
                                                  April 30,                1997
                                                     1998
                                                 -------------         -------------

                                                 -------------         -------------
                                                                             (A)
Net Asset Value, Beginning of Period             $   10.1372            $   10.0000

Income From Investment Operations

Net investment income                                 0.3096                 0.4544
Net short-term realized gain (loss)                  (0.0061)               (0.0215)
Net long-term realized and unrealized gain           (0.0115)                0.1587
(loss)
                                                   -----------            ----------

Total Income (Loss) From Investment Operations        0.2920                 0.5916

Less Distributions

From net investment income and net short-term        (0.2518)               (0.4544)
realized gains
                                                   -----------            ----------
                                                   -----------

Total Distributions                                  (0.2518)               (0.4544)
                                                   -----------            ----------

Net Asset Value, End of Period                   $   10.1774            $   10.1372
                                                   ===========            ==========

Total Return                                          2.90%                  6.04%

Net Assets, End of Period                        $ 4,381,171            $ 4,242,086

Ratio of Expenses to Average Net Assets               0.90%*                 0.90%*

Ratio of Net Investment Income to Average Net         6.11%*                 6.07%*
Assets

Portfolio Turnover Rate                              17.45%                 10.05%


*Annualized

(A) The portfolio commenced operations February 3, 1997.







                                                               (continued)

THE ORCHARD SERIES FUND

VALUE FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------

Selected  data for a share of  capital  stock of the  fund  from  March 2,  1998
(inception) to April 30, 1998, are as follows:

                                                                       Period Ended
                                                                      April 30, 1998
                                                                     ------------------
                                                                            (A)
Net Asset Value, Beginning of Period                               $        10.0000

Income From Investment Operations

Net investment income                                                        0.0073
Net short-term realized gain (loss)                                          0.1706
Net long-term realized and unrealized gain (loss)                            0.1618
                                                                     ------------------
                                                                             0.3397
Total Income (Loss) From Investment Operations

Less Distributions

From net investment income and net short-term realized gains

From net long-term realized gains
                                                                     ------------------

Total Distributions
                                                                     ------------------

Net Asset Value, End of Period                                     $        10.3397
                                                                     ==================

Total Return                                                                 3.40%

Net Assets, End of Period                                          $    2,067,933

Average Commission Rate Paid Per Share Bought or Sold              $         0.0591

Ratio of Expenses to Average Net Assets                                      1.00%*

Ratio of Net Investment Income to Average Net Assets                         0.43%*

Portfolio Turnover Rate                                                     23.88%


*Annualized

(A) The portfolio commenced operations on March 2, 1998.






                                                         (Concluded)

THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED APRIL 30, 1998 AND THE PERIOD FEBRUARY 3, 1997 (INCEPTION) TO APRIL 30, 1997
--------------------------------------------------------------------------------


1.    ORGANIZATION

      The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the Trust) on July 23, 1996. The Trust offers seven separate diversified portfolios, commonly known as mutual funds (the Funds), which are registered with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940 (as amended): Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Index European Fund, Orchard Index Pacific Fund, Orchard Money Market Fund, Orchard Preferred Stock Fund and Orchard Value Fund.

      Initial capitalization of $100,000 for each Fund, excluding Orchard Value, was received on January 27, 1997 from Great-West Life & Annuity Insurance Company (GWL&A). Additional capitalization was received from GWL&A on February 3, 1997 as follows: $2,900,000 for Orchard Money Market Fund, $3,900,000 for Orchard Preferred Stock Fund, and $4,400,000 for Orchard Index 600 Fund. Orchard Value Fund received $2,000,000 of initial capitalization from GWL&A on February 26, 1998. At April 30, 1998, GWL&A's investment in the Funds totaled $16,157,576.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

      The following is a summary of the significant  accounting  policies of the
      Fund,  which  are  in  accordance  with  generally   accepted   accounting
      principles in the investment company industry:

      Security  Valuation - Securities traded on national  securities  exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term and money market securities are valued at amortized cost which approximates market value.

      Dividend income for the Funds is accrued as of the ex-dividend date and interest income is accrued daily.

      Dividends - Dividends from investment income of the Money Market Fund are declared daily and reinvested monthly. Dividends from investment income of the Preferred Stock Fund are declared and reinvested quarterly. Dividends from investment income of the Index 500, Index 600 Funds and Value Fund are declared and reinvested semi-annually while dividends from investment income of the Index Pacific and Index European Funds are declared and reinvested annually. All of the Funds generally distribute capital gains, if any, in the fiscal year in which they were earned.

      Security Transactions - Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

     Foreign Currency Translation - The accounting records of the Orchard Index European and Orchard Index Pacific Funds are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Orchard Index European and Orchard Index Pacific Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the Orchard Index European and Orchard Index Pacific Funds and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Federal Income Taxes - For federal income tax purposes, each Fund intends to quality as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

3.    INVESTMENT ADVISORY AGREEMENT

      GW Capital Management, LLC ("Capital Management"), a wholly-owned subsidiary of GWL&A, serves as investment adviser to the Funds pursuant to an investment advisory agreement, which was approved by the Funds' Board of Directors. Capital Management is a registered investment adviser under the Investment Advisers Act of 1940. The investment advisory agreement provides that Capital Management, subject to the supervision and approval of the Funds' Board of Directors, is responsible for the day-to-day management of each Fund which includes selecting the Fund's investments and handling their business affairs.

      As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of .20% of the average daily net assets of the Money Market Fund, .90% of the average daily net assets of the Preferred Stock Fund, .60% of the average daily net assets of the Index 500 and Index 600 Funds and 1.00% of the average daily net assets of the Index Pacific, Index European, and Value Funds.

      Subject to revision, Capital Management has voluntarily agreed to reimburse the Index Pacific Fund, the Index European Fund, and the Money Market Fund to the extent that total operating expenses exceed 1.20%, 1.20%, and .46%, respectively, of average net assets. Interest, taxes, brokerage commissions, and extraordinary expenses are not eligible for reimbursement.

4.    OTHER RELATED PARTY TRANSACTIONS

      One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A , distributes and markets the Trust's Funds. Financial Administrative Services Corporation, a
      wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

      Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.

5.    CAPITAL STOCK

      The Trust has authorized capital of an unlimited number of shares with no stated par value for each portfolio in the Trust. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

6.    UNREALIZED APPRECIATION (DEPRECIATION)

      Gross unrealized appreciation (depreciation) of securities is as follows as of April 30, 1998:


                                           Orchard
                    Orchard    Orchard                Orchard    Orchard    Orchard
                    Index      Index        Index     Index      Preferred   Value
                      500        600       European   Pacific
                     Fund        Fund       Fund        Fund     Stock        Fund
                                                                   Fund
                    ---------  ---------  ----------  ---------  ---------  ---------


       Gross        96,062,176 1,603,292  19,480,516   491,625    97,305     80,525
       appreciation

       Gross        (8,168,960)(320,571)  (458,844)   (16,709,070(31,686)   (48,173)
       depreciation
                    ---------  ---------  ----------  ---------  ---------  ---------

       Net
       unrealized
       appreciation
      (depreciation)
                    87,893,21 $1,282,721  19,021,672  (16,217,445) 65,619     32,352

                    =========  =========   =========     =========  =========  =========




The Orchard Series Fund

Orchard Index European Fund

COMMON STOCK

AUSTRIA              --- 0.4%

ELECTRIC
        192 EVN-Energie Versorgung AG                                     28,376
        254 Oest Elektrizatswirts AG*                                     30,988
                                                                         $59,364

FOREIGN BANKS
      1,378 Bank Austria AG*                                             106,463
        120 Bank Austria AG Ptg Certs*                                     7,589
        126 Bank Austria AG-Vorzug*                                        9,803
         12 Creditanstalt - Bankverein Ptg Certs*                          5,064
          2 Creditanstalt AG*                                                206
                                                                        $129,125

INDUSTRIAL PRODS & SVCS
        252 VA Technologie AG*                                            36,245
                                                                         $36,245

MFTG - INDUSTRIAL PRODS
        554 Voest-Alpine Stahl AG                                         22,741
        146 Wienerberger Baust*                                           32,743
                                                                         $55,484

OIL & GAS
        454 Omv AG*                                                       67,422
                                                                         $67,422

TOTAL AUSTRIA              --- 0.4%                                     $347,640

BELGIUM              --- 3.1%

CONSUMER SERVICES
        100 UCB SA                                                       477,850
                                                                        $477,850

CREDIT INSTITUTIONS
      1,600 Societe Generale de Belgique SA                              246,786
                                                                        $246,786

ELECTRIC
      1,250 Electrabel                                                   331,915
      2,600 Tractebel Inv International                                  310,778
                                                                        $642,693

FINANCIAL SERVICES
        954 Fortis AG                                                    269,295
                                                                        $269,295

FOREIGN BANKS
        700 Dexia Belgium*                                                95,867
        400 Generale de Banque                                           230,956
        314 Kredietbank NV Series A                                      177,060
         50 Kredietbank NV VVPR*                                          27,823
                                                                        $531,706

HOLDING & INVEST OFFICES
        600 Group Bruxelles Lambert SA*                                  119,773
                                                                        $119,773

INSURANCE
          4 Fortis AG*                                                         1
        370 Royale Belge                                                 153,917
                                                                        $153,918

MFTG - INDUSTRIAL PRODS
      1,500 Solvay SA                                                    112,844
                                                                        $112,844

OIL & GAS
        650 Electrafina SA*                                               85,157
        600 Petrofina SA                                                 236,629
                                                                        $321,786

TOTAL BELGIUM              --- 3.1%                                   $2,876,651

DENMARK              --- 1.0%

COMMUNICATIONS
      1,056 Tele Danmark A/S                                              88,785
                                                                         $88,785

CONSUMER SERVICES
      1,078 Novo-Nordisk A/S                                             174,964
         15 Sophus Berendsen A/S Series A*                                   605
        335 Sophus Berendsen A/S Series B*                                13,569
                                                                        $189,138

FINANCIAL SERVICES
        784 Unidanmark                                                    65,916
                                                                         $65,916

FOREIGN BANKS
        504 BG Bank AS                                                    29,478
        900 Den Danske Bank AS                                           109,226
                                                                        $138,704

HOLDING & INVEST OFFICES
         15 Ratin A/S Series A*                                            2,837
        335 Ratin A/S Series B*                                           64,414
                                                                         $67,251

INSURANCE
         15 Codan Forsikring                                               2,369
                                                                          $2,369

MFTG - CONSUMER PRODS
        594 Carlsberg Series A                                            36,913
        198 Carlsberg Series B                                            12,333
      1,009 Danisco A/S                                                   63,441
                                                                        $112,687

MFTG - INDUSTRIAL PRODS
          2 A/S Dampskibsselskabet Svendborg*                            127,212
          2 D/S 1912*                                                     89,779
                                                                        $216,991

TOTAL DENMARK              --- 1.0%                                     $881,841

FINLAND              --- 1.3%

COMMUNICATIONS
      9,400 Nokia Oyj Series A*                                          632,194
      3,000 Nokia Oyj Series K*                                          199,559
                                                                        $831,753

FOREIGN BANKS
     13,000 Merita Ltd Series A*                                          87,192
        100 Merita Ltd Series B*                                             621
                                                                         $87,813

MFTG - CONSUMER PRODS
        500 Cultor OY                                                     29,585
        300 Huhtamaki Group Class I                                       17,365
        700 Orion Yhtyma Oy Series A                                      21,867
        560 Orion Yhtyma Oy Series B                                      17,391
                                                                         $86,208

MFTG - INDUSTRIAL PRODS
        900 Kemira OY*                                                     9,757
        700 Metra OY Class B                                              17,622
      1,400 Outokumpu OY                                                  19,680
         13 Rauma OY                                                         244
      4,900 UPM-Kymmene Corp                                             147,216
      1,300 Valmet Corp                                                   21,571
                                                                        $216,090

TOTAL FINLAND              --- 1.3%                                   $1,221,864

FRANCE               --- 11.8%

AGRICULTURE
         50 Eridania Beghin-SA                                            10,841
                                                                         $10,841

COMMUNICATIONS
        510 Canal Plus                                                    88,612
      5,300 France Telecom SA*                                           288,423
                                                                        $377,035

CONSUMER SERVICES
        650 Accor                                                        177,133
      1,100 Havas                                                         99,860
        475 Pin-Printemps-Redo                                           353,660
      1,950 Sanofi SA                                                    236,358
                                                                        $867,011

CREDIT INSTITUTIONS
         19 Cie de Suez*                                                      73
                                                                             $73

ELECTRONICS - HIGH TECH
      3,700 Alcatel Alsthom (Cie Gen El)                                 685,937
                                                                        $685,937

FOREIGN BANKS
      4,800 Banque Nationale de Paris                                    404,629
      2,350 Societe Generale                                             489,193
                                                                        $893,822

HOLDING & INVEST OFFICES
      3,775 Cie Financiere de Paribas                                    401,703
                                                                        $401,703

INSURANCE
      7,700 Axa UAP                                                      903,864
                                                                        $903,864

MFTG - CONSUMER PRODS
        700 Christian Dior                                                94,856
      1,800 Groupe Danone                                                424,980
      1,960 LVMH Moet Hennessy                                           403,445
      3,100 Michelin (CGDE)                                              195,296
        320 Promodes                                                     154,137
        800 Synthelabo*                                                  120,378
                                                                      $1,393,092

MFTG - INDUSTRIAL PRODS
      1,525 L'Air Liquide                                                281,450
      4,300 Renault (Regie NTL)*                                         199,471
      7,100 Rhone-Poulenc SA                                             347,185
      2,300 Schneider SA                                                 172,087
        100 Usinor Sacilor*                                                1,496
                                                                      $1,001,689

OIL & GAS
      6,100 Elf Aquitaine SA                                             800,229
      5,550 TOTAL SA                                                     659,791
                                                                      $1,460,020

RETAIL TRADE
        945 Carrefour                                                    541,288
        200 Cie Generale De Eaux warrants*                                   291
      2,750 Cie Generale des Eaux                                        511,190
      1,950 Cie de Saint Gobain                                          324,870
      1,430 L'oreal                                                      682,379
      1,600 Lafarge                                                      151,104
      1,050 Peugeot SA                                                   182,263
                                                                      $2,393,385

UTILITIES
      2,541 Lyonnaise Des Eaux                                           430,936
                                                                        $430,936

TOTAL FRANCE               --- 11.8%                                 $10,819,408

GERMANY              --- 12.6%

ELECTRIC
     10,700 Veba AG                                                      707,448
                                                                        $707,448

ELECTRONICS - HIGH TECH
     12,250 Siemens AG                                                   717,053
                                                                        $717,053

FOREIGN BANKS
      5,650 Bayer Vereins Bank AG*                                       429,939
      9,150 Commerzbank AG                                               352,982
     10,900 Deutsche Bank AG                                             845,847
     10,650 Dresdner Bank AG                                             576,494
                                                                      $2,205,262

INSURANCE
      5,150 Allianz AG Holdings*                                       1,591,970
      1,900 Muenchener Rueckver AG*                                      877,021
                                                                      $2,468,991

MFTG - INDUSTRIAL PRODS
     12,500 BASF AG                                                      556,779
     14,150 Bayer Ag                                                     629,485
     11,300 Hoechst AG                                                   455,452
        865 Mannesmann AG                                                686,676
        450 Viag AG                                                      228,035
        530 Volkswagen AG                                                422,954
                                                                      $2,979,381

OIL & GAS
      7,150 Rwe AG                                                       363,917
                                                                        $363,917

RETAIL TRADE
      3,840 Metro AG*                                                    190,523
                                                                        $190,523

TELEPHONE
     14,000 Deutsche Telekom AG*                                         357,453
                                                                        $357,453

TRANSPORTATION EQUIPMENT
        420 Bayerische Motoren Werke AG*                                 463,597
     10,700 Daimler-Benz AG                                            1,045,066
                                                                      $1,508,663

TOTAL GERMANY              --- 12.6%                                 $11,498,691

IRELAND              --- 1.4%

FOREIGN BANKS
     23,510 Allied Irish Banks PLC                                       299,270
      8,246 Bank of Ireland Series A*                                    141,128
     14,312 Bank of Ireland Series B*                                    289,883
                                                                        $730,281

INSURANCE
      5,292 Irish Life PLC                                                49,032
                                                                         $49,032

MFTG - CONSUMER PRODS
      8,755 Kerry Group PLC                                              138,059
     18,536 Smurfit (Jefferson)                                           68,852
                                                                        $206,911

MFTG - INDUSTRIAL PRODS
     20,209 CRH PLC*                                                     288,085
                                                                        $288,085

TOTAL IRELAND              --- 1.4%                                   $1,274,309

ITALY                --- 6.3%

COMMERCIAL/OTHER
      9,000 Rolo Banca*                                                  208,404
                                                                        $208,404

COMMUNICATIONS
     20,000 Mediaset SpA*                                                131,029
                                                                        $131,029

CREDIT INSTITUTIONS
     41,000 Credito Italiano*                                            215,582
                                                                        $215,582

FOREIGN BANKS
     17,000 Istituto Banc San Paolo di Torino                            245,792
     13,000 Istituto Mobiliare Italiano SpA                              212,922
                                                                        $458,714

INSURANCE
     13,000 Alleanza Assicurazioni                                       165,565
      1,000 Alleanza Assicurazioni non convertible                         9,658
     19,000 Assic Generali SpA                                           571,953
     85,000 Istituto Nazionale delle Assicurazioni                       254,193
      1,000 Riunione Adriatica di Sicurta SpA                             16,068
                                                                      $1,017,437

MFTG - CONSUMER PRODS
      7,000 Montedison SpA                                                 8,836
      1,000 Montedison SpA RNC                                               913
                                                                          $9,749

MFTG - INDUSTRIAL PRODS
     77,600 Fiat SpA                                                     307,884
     13,200 Fiat SpA RNC                                                  32,877
                                                                        $340,761

OIL & GAS
     89,000 ENI SpA                                                      597,907
                                                                        $597,907

TELEPHONE
    161,500 Telecom Italia Mobile SpA                                    921,241
     26,000 Telecom Italia Mobile SpA RNC                                 94,420
    185,111 Telecom Italia SpA*                                        1,385,248
     80,116 Telecom Italia SpA RNC*                                      422,616
                                                                      $2,823,525

TOTAL ITALY                --- 6.3%                                   $5,803,108

NETHERLANDS          --- 9.1%

COMMUNICATIONS
        281 Polygram NV                                                   11,602
                                                                         $11,602

CONSUMER SERVICES
      7,923 Philips Electronics                                          698,165
                                                                        $698,165

FOREIGN BANKS
     34,676 ABN Amro Holding NV                                          844,583
     23,542 ING Groep NV                                               1,536,680
        350 ING Groep NV warrants*                                        10,854
                                                                      $2,392,117

INSURANCE
      6,705 Aegon NV                                                     869,658
                                                                        $869,658

MFTG - CONSUMER PRODS
     14,684 Unilever NV*                                               1,045,326
                                                                      $1,045,326

OIL & GAS
     49,178 Royal Dutch Petroleum Co                                   2,714,528
                                                                      $2,714,528

TELEPHONE
     10,883 Kon Ptt Nederland                                            562,468
                                                                        $562,468

TOTAL NETHERLANDS          --- 9.1%                                   $8,293,864

NORWAY               --- 0.5%

ELECTRIC
        300 Hafslund ASA                                                   1,791
                                                                          $1,791

FOREIGN BANKS
      4,600 Christiania Bank og Kreditdasse*                              21,173
      5,300 Den Norske Bank*                                              27,880
                                                                         $49,053

INSURANCE
      4,600 Storebrand ASA*                                               40,741
                                                                         $40,741

MFTG - CONSUMER PRODS
      1,200 Schibsted AS*                                                 22,866
                                                                         $22,866

MFTG - INDUSTRIAL PRODS
        600 Kvaerner AS Series A                                          26,651
        100 Kvaerner AS Series B*                                          4,079
      1,900 Norske Hydro AS*                                              94,847
        700 Orkla ASA Series A                                            83,038
        200 Orkla ASA Series B*                                           21,417
                                                                        $230,032

OIL & GAS
      1,700 Saga Petroleum Series A                                       33,763
        600 Saga Petroleum Series B*                                      10,709
        200 Transocean                                                    11,004
                                                                         $55,476

RETAIL TRADE
      1,000 Aker Rgi ASA*                                                 17,579
                                                                         $17,579

TRANSPORTATION EQUIPMENT
        900 Bergesen dy ASA  Series A*                                    19,444
        400 Bergesen dy ASA Series B*                                      8,615
                                                                         $28,059

TOTAL NORWAY               --- 0.5%                                     $445,597

SPAIN                --- 4.9%

COMMUNICATIONS
     19,300 Telefonica de Espana SA*                                      14,947
                                                                         $14,947

ELECTRIC
     21,400 Endesa SA                                                    519,690
     18,515 Iberdrola SA                                                 297,727
                                                                        $817,417

FOREIGN BANKS
      2,125 Argentaria Corp BC                                           177,130
      9,900 BCO ESP de Credito*                                          119,559
     13,840 Banco Bilbao Vizcaya                                         712,166
      9,512 Banco Central Hispanoamericano                               316,526
      3,800 Banco Popular Espanol SA                                     311,762
     10,368 Banco Santander SA                                           547,797
                                                                      $2,184,940

OIL & GAS
      5,000 Gas Natural SDG*                                             320,294
      6,150 Repsol SA                                                    337,047
                                                                        $657,341

TELEPHONE
     19,300 Telefonica de Espana                                         805,644
                                                                        $805,644

TOTAL SPAIN                --- 4.9%                                   $4,480,289

SWEDEN               --- 4.5%

COMMUNICATIONS
      1,400 Telefonaktiebolaget LM Ericsson Class A*                      75,493
     18,600 Telefonaktiebolaget LM Ericsson Class B                      980,161
                                                                      $1,055,654

CONSTRUCTION
      2,000 Skanska AB Class B*                                           93,253
                                                                         $93,253

CONSUMER SERVICES
     27,800 Astra AB Series A*                                           570,908
      5,133 Astra AB Series B*                                           102,098
                                                                        $673,006

ELECTRIC
     13,900 ABB AB Series A                                              225,311
      4,500 ABB AB Series B                                               69,746
                                                                        $295,057

FOREIGN BANKS
      7,300 ForeningsSparbanken AB*                                      228,172
     23,500 Nordbanken Holding AB*                                       173,008
     11,700 Skand Enskilda BKN                                           194,940
      4,500 Svenska Handelsbanken Series A*                              204,007
        100 Svenska Handelsbanken Series B*                                4,275
                                                                        $804,402

HOLDING & INVEST OFFICES
      1,000 Incentive AB Series A*                                        96,869
        400 Incentive AB Series B*                                        38,593
      1,300 Investor AB Series A                                          73,039
      1,900 Investor AB Series B                                         107,241
                                                                        $315,742

MFTG - INDUSTRIAL PRODS
      2,600 Atlas Copco AB Class A                                        76,733
      1,300 Atlas Copco AB Class B                                        38,283
         60 Granges AB*                                                    1,093
      3,500 Sandvik AB Series A                                          101,035
      1,200 Sandvik AB Series B*                                          34,563
      1,700 Scania AB Series A*                                           40,072
      1,700 Scania AB Series B*                                           40,401
        500 Stora Kopparbergs Series A                                     8,557
                                                                        $340,737

RETAIL TRADE
      3,800 Hennes & Mauritz AB                                          197,794
                                                                        $197,794

TRANSPORTATION
      2,400 Volvo Series A*                                               68,816
      5,400 Volvo Series B*                                              157,626
                                                                        $226,442

WHOLESALE TRADE -CONSUMER
      1,194 Electrolux AB                                                111,035
                                                                        $111,035

TOTAL SWEDEN               --- 4.5%                                   $4,113,122

SWITZERLAND          --- 11.1%

CONSUMER SERVICES
      1,430 Novartis AG                                                2,363,951
        140 Novartis AG Bearer                                           232,182
                                                                      $2,596,133

FOREIGN BANKS
      1,625 Schweizerischer Bankverein                                   564,341
        500 Union Bank of Switzerland                                    160,479
        500 Union Bank of Switzerland Bearer                             805,226
                                                                      $1,530,046

HOLDING & INVEST OFFICES
      5,900 CS Holding                                                 1,297,827
        890 Nestle SA                                                  1,726,370
                                                                      $3,024,197

INSURANCE
        335 Schweizerische Rueckversicherungs                            739,135
                                                                        $739,135

MFTG - INDUSTRIAL PRODS
        161 Roche Holding AG                                           1,631,786
         38 Roche Holdings AG*                                           636,415
                                                                      $2,268,201

TOTAL SWITZERLAND          --- 11.1%                                 $10,157,712

UNITED KINGDOM       --- 29.7%

AIR
     18,179 BAA PLC                                                      185,011
      4,034 British Airways PLC                                           42,033
                                                                        $227,044

COMMUNICATIONS
     29,000 British Sky Broadcasting Group PLC                           210,986
     41,000 Cable and Wireless                                           469,722
     14,142 Granada Group                                                243,621
     24,266 Reuters Group PLC                                            262,990
     54,360 Vodafone Group                                               595,507
                                                                      $1,782,826

CONSTRUCTION
      1,068 Hanson PLC                                                     6,301
                                                                          $6,301

CONSUMER SERVICES
      8,260 BOC Group                                                    141,050
     14,532 EMI Group PLC                                                147,651
     70,000 Glaxo Wellcome PLC                                         1,979,138
     50,859 Marks and Spencer                                            483,576
        650 Nycomed Amersham PLC Series A*                                21,545
        455 Nycomed Amersham PLC Series B*                                14,776
     14,000 Rank Group PLC                                                90,616
    108,361 Smithkline Beecham PLC                                     1,292,197
     17,000 Zeneca Group PLC                                             732,421
                                                                      $4,902,970

ELECTRIC
        855 Energy Group PLC                                              11,990
     46,636 General Electric Co PLC                                      386,094
      2,550 National Grid Group PLC*                                      16,462
     20,000 National Power PLC                                           194,846
     11,126 Powergen                                                     150,355
     20,000 Scottish Power PLC                                           183,891
                                                                        $943,638

ENVIRONMENTAL SERVICES
     48,000 Rentokil Initial PLC                                         309,279
                                                                        $309,279

FINANCIAL SERVICES
     21,000 Legal & General Group PLC                                    251,828
                                                                        $251,828

FOREIGN BANKS
     26,000 Abbey National PLC                                           488,337
     20,130 Bank of Scotland                                             247,456
     29,842 Barclays PLC                                                 860,960
     15,000 HSBC Holdings ORD                                            473,401
     32,000 HSBC Holdings PLC                                            941,952
     45,000 Halifax PLC*                                                 600,971
     96,040 Lloyds TSB Group PLC                                       1,438,414
     31,000 National Westminster Bank PLC                                620,615
     34,000 Prudential Corp                                              481,647
     13,969 Royal BK Scot Group                                          215,642
                                                                      $6,369,395

GAS
     71,470 BG PLC*                                                      381,910
     81,000 BG PLC Series B*                                              40,642
                                                                        $422,552

HOLDING & INVEST OFFICES
     67,603 BTR PLC                                                      224,719
     17,000 Standard Chartered                                           260,442
     20,000 Tomkins PLC                                                  117,744
                                                                        $602,905

INDUSTRIAL PRODS & SVCS
      5,914 GKN PLC                                                      170,820
      8,000 Siebe PLC                                                    178,757
                                                                        $349,577

INSURANCE
     11,000 Commercial Union                                             205,868
      8,090 General Accident PLC                                         190,239
     26,000 Royal & Sun Alliance Insurance Group PLC                     290,480
                                                                        $686,587

MFTG - CONSUMER PRODS
     51,000 ASDA Group                                                   170,808
     15,000 Associated British Foods                                     140,741
     61,657 BAT Industries PLC                                           581,604
     34,000 British Steel                                                 90,415
     16,873 Cadbury Schweppes PLC                                        246,079
      9,590 Pearson PLC                                                  150,288
     18,864 Reed International PLC                                       166,742
      6,000 Vendome Luxury Group PLC                                      49,473
                                                                      $1,596,150

MFTG - INDUSTRIAL PRODS
     39,000 Billiton PLC                                                 111,539
      2,000 British Aerospace PLC                                         66,833
     12,000 Imperial Chemical Industry                                   217,960
      5,047 Rolls-Royce PLC                                               23,551
     63,656 Unilever PLC                                                 678,180
                                                                      $1,098,063

MINING
     17,959 RTZ Corp                                                     257,863
                                                                        $257,863

OIL & GAS
    113,130 British Petroleum Company PLC                              1,787,088
      7,000 Centrica PLC*                                                 12,147
    147,000 Shell Transport & Trading Co PLC                           1,094,066
                                                                      $2,893,301

REAL ESTATE
      8,665 Land Securities PLC                                          154,777
                                                                        $154,777

RETAIL TRADE
     17,880 Allied Domecq                                                183,911
     13,256 Bass PLC*                                                    251,637
     15,188 Boots Co                                                     235,349
     57,645 Diageo PLC                                                   686,448
     17,000 Great Universal Stores PLC                                   259,020
     31,103 J Sainsbury PLC                                              243,713
     11,083 Kingfisher PLC                                               201,304
     18,243 Safeway PLC                                                  108,773
     10,000 Scot & Newcastle                                             151,361
     36,469 Tesco PLC                                                    341,569
      8,065 Whitbread                                                    139,338
                                                                      $2,802,423

TELEPHONE
    126,623 British Telecommunications PLC                             1,374,433
                                                                      $1,374,433

TRANSPORTATION
     10,480 Peninsular & Oriental Steam Navigation Co                    154,683
                                                                        $154,683

TOTAL UNITED KINGDOM       --- 29.7%                                 $27,186,595

TOTAL COMMON STOCK --- 97.6%                                         $89,400,691
(Cost $70,460,357)

PREFERRED STOCK

GERMANY              --- 0.5%

MFTG - INDUSTRIAL PRODS
        300 Volkswagen AG*                                               178,114
                                                                        $178,114

OIL & GAS
      4,750 Rwe AG                                                       199,792
                                                                        $199,792

RETAIL TRADE
        360 Metro AG*                                                     13,426
                                                                         $13,426

TRANSPORTATION EQUIPMENT
        100 Bayerische Motoren Werke AG*                                  71,914
                                                                         $71,914

TOTAL GERMANY              --- 0.5%                                     $463,246

ITALY                --- 0.0%

MFTG - INDUSTRIAL PRODS
     17,600 Fiat SpA                                                      43,438
                                                                         $43,438

TOTAL ITALY                --- 0.0%                                      $43,438

TOTAL PREFERRED STOCK --- 0.6%                                          $506,684
(Cost $425,346)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 1.9%

SECURITIES & COMMODITIES
  1,699,000 Merrill Lynch & Co Inc                                     1,699,000
                                                                      $1,699,000

TOTAL UNITED STATES        --- 1.9%                                   $1,699,000

TOTAL SHORT-TERM INVESTMENTS --- 1.9%                                 $1,699,000
(Cost $1,699,000)

TOTAL ORCHARD INDEX EUROPEAN FUND --- 100.0%                         $91,606,375
(Cost $72,584,703)


The Orchard Series Fund

Orchard Index Pacific Fund

COMMON STOCK

AUSTRALIA            --- 8.8%

COMMUNICATIONS
     44,400 Telstra Corp Installment Receipts                            104,264
                                                                        $104,264

CONSUMER SERVICES
      1,800 Publishing & Broadcasting Ltd                                  8,606
                                                                          $8,606

FOREIGN BANKS
     45,000 Australia & New Zealand Banking Group Ltd                    314,171
     27,312 Commonwealth Bank of Australia                               327,986
      1,800 FXF Trust*                                                       235
     41,585 National Australia Bank                                      591,345
     56,200 Westpac Banking Corp Ltd                                     377,590
                                                                      $1,611,327

INSURANCE
      6,750 Lend Lease Corp Ltd                                          154,986
     51,669 National Mutual Holdings Ltd                                 122,344
                                                                        $277,330

MFTG - CONSUMER PRODS
     25,215 Coca-Cola Amatil Ltd                                         192,439
     41,100 Foster's Brewing Group Ltd                                    89,544
     21,400 News Corp Ltd                                                143,501
     21,400 Pacific Dunlop Ltd                                            39,644
                                                                        $465,128

MFTG - INDUSTRIAL PRODS
     19,300 Amcor Ltd                                                     87,597
     33,533 Boral Ltd                                                     77,432
     21,200 CSR Ltd                                                       67,761
      6,200 ICI Australia Ltd                                             45,660
      3,459 MIM Holdings Ltd                                               2,166
     18,600 Pioneer International Ltd                                     53,142
                                                                        $333,758

MINING
     60,200 Broken Hill Proprietary Co Ltd                               589,027
     11,800 Comalco Ltd                                                   51,425
     17,100 Rio Tinto Ltd                                                237,163
                                                                        $877,615

OIL & GAS
     17,900 Santos Ltd*                                                   64,569
     29,700 WMC Ltd                                                      105,778
     17,950 Woodside Petroleum Ltd                                       117,439
                                                                        $287,786

OTHER TRANS SERVICES
      6,500 Brambles Industries Ltd                                      134,025
                                                                        $134,025

RETAIL TRADE
     31,000 Coles Myer Ltd                                               150,042
     29,500 Woolworths Ltd                                               101,602
                                                                        $251,644

TOTAL AUSTRALIA            --- 8.8%                                   $4,351,483

HONG KONG            --- 8.7%

AIR
     73,000 Cathay Pacific Air                                            64,085
                                                                         $64,085

COMMUNICATIONS
    346,235 Hong Kong Telecommunications Ltd                             648,129
                                                                        $648,129

CONSUMER SERVICES
     69,000 Sun Hung Kai Properties Ltd                                  409,760
     20,500 Swire Pacific Ltd Series A                                   102,421
     65,000 Swire Pacific Ltd Series B                                    55,383
                                                                        $567,564

ELECTRONICS - HIGH TECH
     43,000 HongKong Electric Holdings Ltd                               132,120
                                                                        $132,120

FOREIGN BANKS
     28,879 Bank of East Asia                                             52,009
     55,600 Hang Seng Bank Ltd                                           468,358
                                                                        $520,367

GAS
     76,200 Hong Kong and China Gas Co                                   103,784
                                                                        $103,784

HOLDING & INVEST OFFICES
     72,500 CLP Holdings Ltd                                             348,180
     45,000 Citic Pacific Ltd                                            138,265
     50,000 Henderson Land Development Co Ltd                            223,341
    113,000 Hutchison Whampoa Ltd                                        698,774
     16,000 Jardine Matheson Holdings Ltd                                 67,520
     39,767 New World Development Co Ltd                                 113,202
                                                                      $1,589,282

REAL ESTATE
     67,000 Cheung Kong Holdings Ltd                                     445,456
     57,000 Hong Kong Land Holdings Ltd                                   80,370
     20,283 Tsim Sha Tsui Properties Ltd                                  37,707
     48,000 Wharf Holdings Ltd                                            76,840
     43,000 Wheelock & Company Ltd                                        38,304
                                                                        $678,677

TOTAL HONG KONG            --- 8.7%                                   $4,304,008

INDONESIA            --- 0.2%

CONSTRUCTION
      6,500 PT Semen Gresik                                                4,360
                                                                          $4,360

CONSUMER SERVICES
     23,000 PT Astra International*                                        4,500
                                                                          $4,500

FOREIGN BANKS
     32,000 PT Bank Internasional Indonesia                                2,186
                                                                          $2,186

MFTG - CONSUMER PRODS
      2,295 PT Indofood Sukses Makmur*                                       969
                                                                            $969

MFTG - INDUSTRIAL PRODS
      9,000 Indocement Tunggal Prakarsa*                                   3,075
     21,500 PT Gudang Garam                                               25,506
      2,500 PT HM Sampoerna                                                1,623
                                                                         $30,204

TELEPHONE
     10,500 PT Indosat                                                    15,261
     48,500 PT Telekomunikasi                                             18,978
                                                                         $34,239

TOTAL INDONESIA            --- 0.2%                                      $76,458

JAPAN                --- 76.0%

AIR
     13,000 Japan Airlines*                                               39,507
                                                                         $39,507

COMMUNICATIONS
         16 DDI Corp                                                      40,520
          3 Japan Telecom Co                                              30,617
        300 KDD                                                           10,296
      5,000 Matsushita Communication Ltd*                                147,793
          7 NTT Data Corp*                                               302,691
      1,000 Oki Electric Industry Co                                       2,079
     84,000 Toshiba Corp                                                 389,900
                                                                        $923,896

CONSTRUCTION
     11,000 Daiwa House Industry Co Ltd*                                  88,978
     21,000 Komatsu Ltd                                                   95,252
     22,000 Taisei Corp                                                   49,894
                                                                        $234,124

CONSUMER SERVICES
      6,000 Eisai Company Ltd                                             86,181
     13,000 Kao Corp                                                     191,148
      2,000 Oriental Land Co Ltd                                          89,356
     10,000 Sankyo Co Ltd                                                247,959
        300 Sony Music Entertainment Inc                                  11,748
      7,000 Taisho Pharmaceutical Co*                                    148,171
     25,000 Takeda Chemical Industry                                     714,394
      9,000 Yamanouchi Pharmaceutical Co Ltd                             211,234
                                                                      $1,700,191

ELECTRIC
     21,400 Chubu Electric Power Co Inc                                  321,129
      8,200 Chugoku Electric Power Co Ltd                                120,880
        500 Hokkaido Electric Power                                        6,936
     25,100 Kansai Electric Power Co Inc                                 430,730
      6,300 Shikoku Electric Power                                        90,537
     11,000 Tohoku Electric Power                                        161,990
     36,700 Tokyo Electric Power                                         703,315
                                                                      $1,835,517

ELECTRONICS - HIGH TECH
      2,000 Advantest Corp*                                              134,563
     25,000 Canon Inc                                                    591,548
     23,000 Denso Corp                                                   395,562
      5,300 Fanuc                                                        195,525
     94,000 Hitachi Ltd                                                  674,373
      4,000 Hoya Corp                                                    132,446
      1,000 Keyence Corp*                                                134,714
     10,400 Kyushu Electric Power                                        155,119
     60,000 Matsushita Electric Industrial Co                            961,597
      4,000 Matsushita Kotobuki Electronics*                             110,977
     47,000 Mitsubishi Electric Corp                                     120,804
     39,000 NEC Corp                                                     439,295
      4,000 Nintendo Corp Ltd                                            367,100
      6,000 Omron Corp                                                    94,119
      3,000 Rohm Company                                                 338,827
     43,000 Sanyo Electric Co                                            122,226
      4,000 Secom*                                                       235,863
     24,000 Sharp Corp                                                   188,691
     11,400 Sony Corp                                                    948,851
     17,000 Sumitomo Electric Industries                                 202,669
      5,000 Tokyo Electronics                                            196,553
                                                                      $6,741,422

FINANCIAL SERVICES
      2,000 Nichiei Co Ltd                                               155,730
      3,000 Promise Co Ltd*                                              152,404
                                                                        $308,134

FOREIGN BANKS
     51,000 Asahi Bank Ltd                                               196,628
      1,000 Bank of Fukuoka Ltd                                            3,780
    132,000 Bank of Tokyo-Mitsubishi                                   1,635,531
     26,000 Bank of Yokohama                                              66,631
     18,000 Chiba Bank Ltd                                                67,357
     87,000 Dai-Ichi Kangyo Bank Ltd                                     591,269
     34,000 Daiwa Bank Ltd                                                68,884
     81,000 Fuji Bank Ltd                                                456,191
     11,000 Gunma Bank                                                    78,999
     12,000 Hachijuni Bank                                               101,875
     62,000 Industrial Bank of Japan                                     421,832
     19,000 Joyo Bank                                                     78,855
     52,000 Long-Term Credit Bank of Japan                                85,304
     37,000 Mitsubishi Trust & Banking                                   352,434
     27,000 Mitsui Trust & Banking                                        58,580
     33,000 Nikko Securities Co Ltd*                                     100,537
     37,000 Nippon Credit Bank                                            36,642
    101,000 Sakura Bank Ltd                                              347,407
     81,000 Sanwa Bank Ltd                                               716,435
     17,000 Shizuoka Bank                                                188,917
     89,000 Sumitomo Bank                                                841,019
     28,000 Sumitomo Trust & Banking                                     146,477
     45,000 Tokai Bank                                                   263,985
     17,000 Toyo Trust & Banking                                          98,828
      2,000 Yasuda Trust & Banking                                         2,676
                                                                      $7,007,073

GAS
     55,000 Osaka Gas Co                                                 123,488
     61,000 Tokyo Gas Co                                                 137,882
                                                                        $261,370

INDUSTRIAL SERVICES
     24,000 Sumitomo Corp                                                137,889
                                                                        $137,889

INSURANCE
      2,000 Mitsui Marine & Fire Insurance Co Ltd*                        10,266
     16,000 Sumitomo Marine & Fire*                                       95,434
     44,000 Tokio Marine & Fire Insurance Co*                            478,984
     19,000 Yasuda Fire & Marine Insurance Co Ltd*                        86,181
                                                                        $670,865

LEASING
      4,000 Acom Company Ltd                                             211,370
     21,000 Mitsubishi Motor Credit                                       52,389
                                                                        $263,759

MFTG - CONSUMER PRODS
     14,000 Ajinomoto Co                                                 112,504
     12,000 Asahi Breweries Ltd                                          157,212
     18,000 Dai Nippon Printing Co Ltd                                   306,169
         20 Japan Tobacco Inc*                                           143,181
     24,000 Kirin Brewery Co Ltd                                         209,555
      8,000 Nikkon Corp                                                   70,940
     20,000 Nippon Paper Industries Co                                    89,658
     17,000 Shimuzu Corp                                                  51,406
      9,000 Shiseido Co Ltd                                              118,725
      3,000 TDK Corp                                                     237,224
     21,000 Toppan Printing Co Ltd                                       249,720
                                                                      $1,746,294

MFTG - INDUSTRIAL PRODS
     43,000 Asahi Chemical Industry Co Ltd                               150,832
     25,000 Asahi Glass Company Ltd                                      135,130
     29,000 Ishikawajima-Harima Co Ltd                                    48,889
     32,000 Itochu Corp                                                   74,751
     22,000 Kajima Corp                                                   64,031
     92,000 Kawasaki Steel Corp                                          125,189
     62,000 Kobe Steel Ltd*                                               48,745
     30,000 Kubota Corp                                                   85,047
      5,000 Kyocera Corp                                                 262,322
     48,000 Mitsubishi Chemical Corp*                                     87,088
     89,000 Mitsubishi Heavy Industries Ltd                              329,679
      6,000 Murata Mfg Co Ltd                                            175,990
     78,000 NKK Corp                                                      67,811
     22,000 New Oji Paper Co                                             103,115
    151,000 Nippon Steel Co*                                             243,143
     65,000 Nissan Motor Co Ltd                                          209,820
     18,000 Ricoh Corp Ltd                                               186,559
      2,000 SMC Corp                                                     166,314
     12,000 Sekisui Chemical Co                                           65,951
      9,000 Shin-Etsu Chemical Co                                        175,537
     36,000 Sumitomo Chemical Co*                                         95,252
     70,000 Sumitomo Metal Industries*                                   115,891
     30,000 Toray Industries Inc                                         161,476
      5,000 Tostem Corp                                                   63,124
      5,000 Toyo Seikan Kaisha                                            64,447
      8,000 Toyoda Automatic Loom Works Ltd                              141,518
                                                                      $3,447,651

MINING
     33,000 Marubeni Corp                                                 75,340
     24,000 Mitsubishi Materials Corp*                                    46,265
                                                                        $121,605

OIL & GAS
     13,000 Tonen Corp                                                    72,725
                                                                         $72,725

OTHER TRANS SERVICES
     10,000 All Nippon Airways Co Ltd*                                    42,561
     38,000 Kawasaki Heavy Industries                                     79,286
     25,000 Nippon Yesen Kabushiki Kaisha*                                82,212
                                                                        $204,059

RAILROADS
        114 East Japan Railway Co                                        568,793
     18,000 Hankyu Corp                                                   79,196
     36,000 Kinki Nippon Railway                                         184,790
      2,000 Odakyu Electric Railway                                        7,182
     12,000 Seibu Railway                                                427,275
     18,000 Tobu Railway Co                                               55,110
     25,000 Tokyu Corp                                                    99,599
                                                                      $1,421,945

REAL ESTATE
     36,000 Mitsubishi Estate Co Ltd                                     348,352
     19,000 Mitsui Fudosan                                               173,511
     16,000 Obayashi Corp                                                 71,364
     15,000 Sekisui House Ltd                                            117,251
                                                                        $710,478

RETAIL TRADE
     15,000 Daiei Inc                                                     45,699
     12,000 Ito-Yokado Co Ltd                                            621,409
      7,000 Jusco Co*                                                    112,980
      8,000 Marui Co                                                     126,399
     16,000 Matsushita Electric Works                                    143,937
     26,000 Nippon Oil Co                                                 87,859
     12,000 Seven - Eleven Japan                                         802,842
     11,000 Suzuki Motor Company Ltd                                      94,633
                                                                      $2,035,758

SECURITIES & COMMODITIES
     30,000 Daiwa Securities Co Ltd*                                     113,396
     56,000 Nomura Securities Co Ltd*                                    683,701
     25,000 Yamaichi Securities Co Ltd*                                      378
                                                                        $797,475

TELEPHONE
         90 Nippon Telegraph & Telephone Corp                            789,235
                                                                        $789,235

TRANSPORTATION EQUIPMENT
     28,000 Honda Motor Company Ltd                                    1,016,027
     23,000 Nippon Express Co Ltd                                        131,275
    108,000 Toyota Motor Corp                                          2,816,752
                                                                      $3,964,054

WHOLESALE TRADE - INDL
     53,000 Fujitsu                                                      619,028
      2,000 Hitachi Zosen Corp                                             3,054
     35,000 Mitsubishi Corp                                              264,590
     35,000 Mitsui & Co                                                  216,964
                                                                      $1,103,636

WHOLESALE TRADE -CONSUMER
     23,000 Bridgestone Corp                                             525,098
     15,000 Fuji Photo Film                                              534,094
                                                                      $1,059,192

TOTAL JAPAN                --- 76.0%                                 $37,597,854

MALAYSIA             --- 0.7%

AGRICULTURE
      1,000 Kuala Lumpur Kepong Bhd                                        2,345
                                                                          $2,345

COMMUNICATIONS
     21,500 Telekom Malaysia Bhd                                          65,284
                                                                         $65,284

CONSUMER SERVICES
      3,000 Renong Bhd*                                                      952
      2,000 Resorts World Bhd                                              3,904
                                                                          $4,856

CREDIT INSTITUTIONS
      1,000 Technology Resources Industries Bhd                            1,041
                                                                          $1,041

ELECTRIC
      1,000 Tenaga Nasional Bhd                                            2,020
                                                                          $2,020

FOREIGN BANKS
     33,700 Malayan Banking Bhd                                          100,502
      2,000 Malayan United Industries Bhd                                    355
      1,200 Public Bank Bhd                                                  579
                                                                        $101,436

FORESTRY
      1,000 Lingui Developments Bhd                                          393
                                                                            $393

HIGHWAYS
      1,000 UTD Engineers Bhd                                                811
                                                                            $811

HOLDING & INVEST OFFICES
        800 AMMB Holdings Bhd                                                820
      1,000 Affin Holdings Bhd                                               420
      1,000 Berjaya Sports Toto Bhd                                        2,399
      6,000 Faber Group Bhd*                                               1,009
      3,000 Magnum Corp Bhd                                                2,033
      1,000 Malaysian Helicopter Services Bhd                                163
      1,000 Multi-Purpose Holdings Bhd                                       352
      7,000 Nestle Malaysia Bhd*                                          38,146
      1,500 YTL Corp Bhd                                                   2,359
                                                                         $47,701

MFTG - CONSUMER PRODS
      8,400 Rothmans of Pall Mall Bhd*                                    70,028
                                                                         $70,028

MFTG - INDUSTRIAL PRODS
      1,000 Land & General Holdings Bhd                                      233
     16,000 Perusahaan Otomobil Nasional Bhd                              20,041
                                                                         $20,274

OIL & GAS
     13,000 Petronas Gas Bhd                                              31,720
                                                                         $31,720

REAL ESTATE
      1,333 Malaysian Resources Corp Bhd*                                    575
                                                                            $575

RETAIL TRADE
      4,000 Sime Darby Bhd                                                 3,579
                                                                          $3,579

TOTAL MALAYSIA             --- 0.7%                                     $352,063

NEW ZEALAND          --- 1.4%

COMMUNICATIONS
     77,200 Telecom Corp of New Zealand Ltd                              366,597
                                                                        $366,597

HOLDING & INVEST OFFICES
    115,000 Brierley Investments Ltd                                      66,426
                                                                         $66,426

MFTG - CONSUMER PRODS
     50,800 Lion Nathan Ltd                                              134,864
                                                                        $134,864

MFTG - INDUSTRIAL PRODS
     74,000 Carter Holt Harvey Ltd                                        98,228
         56 Fletcher Challenge Ltd                                            36
     27,800 Fletcher Challenge Paper                                      40,916
                                                                        $139,180

TOTAL NEW ZEALAND          --- 1.4%                                     $707,067

PHILIPPINES          --- 0.3%

CONSUMER SERVICES
     83,900 SM Prime Holdings Inc                                         15,102
     13,620 San Miguel Corp                                               22,473
                                                                         $37,575

ELECTRIC
      6,980 Manila Electric Co                                            19,893
                                                                         $19,893

FOREIGN BANKS
      1,443 Metropolitan Bank & Trust Co                                  11,273
        900 Philippine Commercial International Bank*                      4,050
                                                                         $15,323

REAL ESTATE
     56,000 Ayala Corp                                                    24,850
     16,925 Ayala Land Inc*                                                6,664
     35,200 C & P Homes Inc*                                               2,992
                                                                         $34,506

TELEPHONE
        900 Philippine Long Distance                                      24,188
                                                                         $24,188

TOTAL PHILIPPINES          --- 0.3%                                     $131,485

SINGAPORE            --- 1.3%

AIR
     10,000 Singapore Airlines Ltd                                        65,099
                                                                         $65,099

COMMUNICATIONS
     49,000 Singapore Telecommunications Ltd                              84,237
                                                                         $84,237

FOREIGN BANKS
     10,000 Development Bank of Singapore Ltd                             66,363
     14,200 Overseas Chinese Banking Corp Ltd                             74,940
     10,000 Overseas Union Bank Ltd                                       37,922
     11,000 United Overseas Bank Ltd                                      52,143
                                                                        $231,368

MFTG - CONSUMER PRODS
      7,828 Singapore Press Holdings Ltd*                                 86,582
                                                                         $86,582

MFTG - INDUSTRIAL PRODS
     22,250 Keppel Corp Ltd                                               59,907
                                                                         $59,907

REAL ESTATE
     23,000 City Developments Ltd                                         99,577
                                                                         $99,577

TOTAL SINGAPORE            --- 1.3%                                     $626,770

THAILAND             --- 0.1%

COMMUNICATIONS
      2,000 Advanced Info Service PCL                                     13,437
                                                                         $13,437

ELECTRONICS - HIGH TECH
      1,000 Shinawatra Computer Co                                         5,995
                                                                          $5,995

FINANCIAL SERVICES
      5,700 Industrial Finance Corp of Thailand*                           2,099
                                                                          $2,099

FOREIGN BANKS
      5,300 Bangkok Bank PCL                                              13,284
      2,000 Bank of Ayudhra Ltd                                              633
      7,800 Krung Thai Bank PCL                                            2,016
      2,000 Siam Commercial Bank PCL                                       2,377
      4,200 Thai Farmers Bank PCL                                          9,605
        100 Thai Military Bank PCL                                            25
                                                                         $27,940

MFTG - INDUSTRIAL PRODS
        700 Siam Cement PCL*                                               9,876
                                                                          $9,876

TELEPHONE
      6,100 Telecomasia Corp PCL*                                          2,207
                                                                          $2,207

TOTAL THAILAND             --- 0.1%                                      $61,554

TOTAL COMMON STOCK --- 97.5%                                         $48,208,742
(Cost $64,426,187)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 2.5%

SECURITIES & COMMODITIES
  1,257,000 Merrill Lynch & Co Inc                                     1,257,000
                                                                      $1,257,000

TOTAL UNITED STATES        --- 2.5%                                   $1,257,000

TOTAL SHORT-TERM INVESTMENTS --- 2.5%                                 $1,257,000
(Cost $1,257,000)

TOTAL ORCHARD INDEX PACIFIC FUND --- 100.0%                          $49,465,742
(Cost $65,683,187)


The Orchard Series Fund

Orchard Index 500 Fund

COMMON STOCK

AGENCY --- 0.7%
     72,820 Federal National Mortgage Association (nonvtg)             4,360,098
                                                                      $4,360,098

AIR --- 0.5%
      6,270 AMR Corp*                                                    955,391
      5,150 Delta Air Lines Inc                                          598,688
     10,084 FDX Corp*                                                    685,712
     15,165 Southwest Airlines Co                                        416,082
      6,240 US Air Group Inc*                                            443,820
                                                                      $3,099,693

COMMUNICATIONS --- 3.5%
    111,420 AT&T Corp                                                  6,692,108
     38,680 Airtouch Communications Inc*                               2,054,875
     48,770 CBS Corp                                                   1,737,431
     10,810 Cabletron Systems Inc*                                       143,233
      8,500 Clear Channel Communications Inc*                            801,125
     23,940 Comcast Corp Class A                                         857,339
     19,500 Gannett Company Inc                                        1,324,772
     10,200 General Instrument Corp*                                     228,857
     18,000 Nextel Communications Inc*                                   516,366
     34,800 Tele-Communications Inc*                                   1,122,300
     41,670 US West Media Group*                                       1,573,043
     24,260 Viacom Inc Class B*                                        1,407,080
     69,560 Worldcom Inc*                                              2,975,846
                                                                     $21,434,375

CONSTRUCTION --- 0.0%
      4,040 Centex Corp                                                  140,390
      2,630 Kaufman & Broad Home Corp                                     76,433
      1,410 Pulte Corp                                                    72,174
                                                                        $288,997

CONSUMER SERVICES --- 8.2%
      4,450 Allergan Inc                                                 184,951
     18,100 Amgen Inc*                                                 1,079,213
      3,840 Bausch & Lomb Inc                                            189,838
     19,200 Baxter International Inc                                   1,064,390
      8,390 Becton Dickinson & Co                                        584,154
      7,680 Biomet Inc                                                   230,400
     68,200 Bristol-Myers Squibb Co                                    7,220,675
      3,940 CR Bard Inc                                                  141,099
     13,080 CVS Corp                                                     964,650
     55,619 Cendant Corp*                                              1,390,475
     44,410 Columbia/HCA Healthcare Corp                               1,462,732
     76,120 Eli Lilly & Co                                             5,295,059
      7,170 H&R Block Inc                                                322,650
      6,970 Harrah's Entertainment Inc*                                  181,652
     27,040 Healthsouth Corp*                                            816,256
     17,180 Hilton Hotels Corp                                           548,678
     11,220 Humana Inc*                                                  302,940
     92,310 Johnson & Johnson                                          6,588,626
      5,040 King World Productions Inc*                                  134,502
      4,340 Manor Care Inc                                               152,169
     17,550 Marriott International Inc                                   579,150
     32,160 Medtronic Inc                                              1,692,420
     82,210 Merck & Company Inc                                        9,906,305
     12,300 Mirage Resorts Inc*                                          271,363
     17,270 Service Corporation International                            712,388
      5,875 St Jude Medical Inc*                                         208,192
     21,020 Tenet Healthcare Corp*                                       786,926
     46,310 The Walt Disney Co                                         5,756,889
     12,940 United Healthcare Corp                                       909,035
      5,240 United States Surgical Corp                                  165,060
                                                                     $49,842,837

CREDIT INSTITUTIONS --- 10.4%
     31,860 American Express Co                                        3,249,720
     23,738 Associates First Capital Corp                              1,774,416
      9,800 BB&T Corp                                                    659,050
     44,302 Banc One Corp                                              2,605,489
     25,890 Bank of New York Company Inc                               1,529,115
     47,540 BankAmerica Corp                                           4,040,900
     10,010 BankBoston Corp                                            1,080,449
      6,760 Bankers Trust New York Corp                                  872,885
      3,640 Beneficial Corp                                              474,565
     28,930 Chase Manhattan Corp                                       4,008,599
     31,300 Citicorp                                                   4,710,650
     10,770 Comerica Inc                                                 720,911
      7,400 Countrywide Credit Industries Inc                            357,975
     16,030 Fifth Third Bancorp                                          881,650
     19,940 First Chicago NBD Corp                                     1,851,928
     66,387 First Union Corp                                           4,008,115
     18,690 Fleet Financial Group Inc                                  1,614,349
      3,940 Golden West Financial Corp                                   414,929
      7,480 HF Ahmanson & Co                                             570,350
      7,370 Household International Inc                                  968,691
     13,100 Huntington Bancshares Inc                                    465,862
     12,240 JP Morgan & Company Inc                                    1,606,500
     30,140 Keycorp                                                    1,196,166
     34,375 MBNA Corp                                                  1,164,453
     17,480 Mellon Bank Corp                                           1,258,560
      9,000 Mercantile Bancorporation Inc                                498,375
     22,560 National City Corp                                         1,562,280
     64,547 NationsBank Corp                                           4,889,435
      7,700 Northern Trust Corp                                          562,100
     51,860 Norwest Corp                                               2,058,168
     20,950 PNC Bank Corp                                              1,266,155
     11,000 State Street Boston Corp                                     786,500
     12,100 Summit Bancorp                                               606,513
     14,470 Suntrust Banks Inc                                         1,178,393
     12,000 Synovus Financial Corp                                       422,244
     16,883 U S Bancorp                                                2,144,141
     14,120 Wachovia Corp                                              1,199,310
     17,690 Washington Mutual Inc                                      1,239,397
      5,970 Wells Fargo & Co                                           2,199,945
                                                                     $62,699,233

ELECTRIC --- 2.2%
      9,370 Ameren Corp                                                  371,286
     13,040 American Electric Power Company Inc                          622,660
     10,110 Baltimore Gas & Electric Co                                  318,465
     10,310 Carolina Power & Light Co                                    443,969
     14,560 Central & South West Corp                                    379,463
     10,820 Cinergy Corp                                                 377,348
     16,170 Consolidated Edison Inc                                      731,693
      9,910 DTE Energy Co                                                388,343
     13,230 Dominion Resources Inc                                       523,405
     24,664 Duke Power Co                                              1,427,429
     26,220 Edison International                                         781,671
     16,770 Entergy Corp                                                 417,154
     12,530 FPL Group Inc                                                777,637
     15,790 Firstenergy Corp                                             477,648
      8,690 GPU Inc                                                      344,341
     19,444 Houston Industries Inc                                       565,082
      9,910 Niagara Mohawk Power Corp*                                   121,398
      5,150 Northern States Power Co                                     290,331
     11,420 PP&L Resources Inc                                           263,368
     20,320 PacifiCorp                                                   472,440
     15,260 Peco Energy Co                                               363,371
     15,880 Public Service Enterprise Group Inc                          532,965
     47,310 Southern Co                                                1,253,715
     16,881 Texas Utilities Co                                           675,240
     14,860 Unicom Corp                                                  516,385
                                                                     $13,436,807

ELECTRONICS - HIGH TECH --- 13.4%
     15,060 AMP Inc                                                      592,039
      4,900 Adobe Systems Inc                                            245,304
      9,700 Advanced Micro Devices Inc*                                  269,175
      1,920 Aeroquip-Vickers Inc                                         122,039
      6,160 Andrew Corp*                                                 140,910
      9,090 Apple Computer Inc*                                          248,839
     25,160 Applied Materials Inc*                                       908,905
      6,560 Black & Decker Corp                                          338,660
     13,330 Boston Scientific Corp*                                      963,919
      1,720 Briggs & Stratton Corp                                        77,830
     69,835 Cisco Systems Inc*                                         5,115,414
    103,894 Compaq Computer Corp                                       2,915,473
      8,080 DSC Communications Corp*                                     145,440
      3,330 Data General Corp*                                            50,783
     44,820 Dell Computer Corp*                                        3,619,215
     10,110 Digital Equipment Corp*                                      562,369
     22,250 Eastman Kodak Co                                           1,606,161
     30,440 Emerson Electric Co                                        1,936,745
     10,700 Gateway 2000 Inc*                                            627,951
    224,580 General Electric Co                                       19,117,373
      3,430 General Signal Corp                                          150,920
      5,460 Harris Corp                                                  264,128
     71,370 Hewlett-Packard Co                                         5,375,017
      8,690 Honeywell Inc                                                809,256
    112,240 Intel Corp                                                 9,070,339
     66,680 International Business Machines Corp                       7,726,545
      5,760 Johnson Controls Inc                                         342,000
      5,800 KLA-Tencor Corp*                                             233,810
      9,690 LSI Logic Corp*                                              262,841
      6,470 Maytag Corp                                                  333,205
     14,550 Micron Technology Inc*                                       451,952
     40,950 Motorola Inc                                               2,277,844
     11,300 National Semiconductor Corp*                                 248,600
     35,680 Northern Telecom Ltd                                       2,172,020
     24,060 Novell Inc*                                                  240,600
     30,110 PG&E Corp                                                    974,811
      3,330 Perkin-Elmer Corp                                            227,689
      3,030 Polaroid Corp                                                133,320
     23,280 Raytheon Co                                                1,319,673
      5,450 Scientific-Atlanta Inc                                       130,119
     16,590 Seagate Technology Inc*                                      442,737
     12,930 Silicon Graphics Inc*                                        168,892
     25,870 Sun Microsystems Inc*                                      1,065,508
      3,430 Tektronix Inc                                                147,490
     12,430 Tellabs Inc*                                                 880,976
     26,780 Texas Instruments Inc                                      1,715,580
     10,410 Thermo Electron Corp*                                        414,443
      3,740 Thomas & Betts Corp                                          218,323
     17,130 Unisys Corp*                                                 384,346
      3,440 WW Grainger Inc                                              374,743
      5,150 Whirlpool Corp                                               370,800
     22,340 Xerox Corp                                                 2,535,567
                                                                     $81,068,638

ENVIRONMENTAL SERVICES --- 0.3%
     13,360 Browning-Ferris Industries Inc                               455,910
     22,530 Laidlaw Inc Class B                                          314,001
     31,260 Waste Management Inc                                       1,047,210
                                                                      $1,817,121

FINANCIAL SERVICES --- 0.2%
      7,000 Franklin Resources Inc                                       374,500
      9,300 Green Tree Financial Corp                                    378,975
      3,740 Republic New York Corp                                       500,225
                                                                      $1,253,700

FORESTRY --- 0.4%
      3,830 Boise Cascade Corp                                           143,862
      6,370 Georgia-Pacific Corp                                         491,681
     20,720 International Paper Co                                     1,081,315
      7,480 Louisiana-Pacific Corp                                       163,625
     13,750 Weyerhaeuser Co                                              792,344
                                                                      $2,672,827

GAS --- 0.7%
      3,840 Columbia Gas System Inc                                      312,000
      6,570 Consolidated Natural Gas Co                                  377,775
      1,410 Eastern Enterprises                                           59,749
     21,390 Enron Corp                                                 1,052,110
      3,330 Nicor Inc                                                    136,320
      2,120 ONEOK Inc                                                     85,860
      5,760 Pacific Enterprises                                          224,277
      2,420 Peoples Energy Corp                                           87,725
      7,560 Sonat Inc                                                    335,475
     11,730 Tenneco Inc                                                  505,117
     28,240 Williams Companies Inc                                       893,090
                                                                      $4,069,498

HOLDING & INVEST OFFICES --- 0.2%
     11,130 Cognizant Corp                                               572,494
      7,880 MGIC Investment Corp                                         496,440
                                                                      $1,068,934

INDUSTRIAL SERVICES --- 5.7%
      3,230 Autodesk Inc                                                 151,810
     20,520 Automatic Data Processing Inc                              1,373,547
      5,250 Ceridian Corp*                                               296,951
     37,505 Computer Associates International Inc                      2,196,368
     10,700 Computer Sciences Corp                                       564,425
      5,560 Deluxe Corp                                                  186,260
     11,730 Dun & Bradstreet Corp                                        416,415
      3,130 EG&G Inc                                                      94,291
     10,300 Equifax Inc                                                  398,476
     29,340 First Data Corp                                              993,893
      5,760 Fluor Corp                                                   272,160
      2,830 Foster Wheeler Corp                                           78,354
     14,500 HBO & Co                                                     867,274
      8,690 Interpublic Group of Companies Inc                           555,074
     89,260 Lucent Technologies Inc                                    6,794,918
    167,100 Microsoft Corp*                                           15,059,888
      2,930 National Service Industries Inc                              158,586
     11,100 Omnicom Group Inc                                            525,863
     67,535 Oracle Systems Corp*                                       1,747,468
     17,600 Parametric Technology Corp*                                  562,637
     19,920 Pitney Bowes Inc                                             956,160
      1,710 Shared Medical Systems Corp                                  124,722
      3,740 Western Atlas Inc                                            295,460
                                                                     $34,671,000

INSURANCE --- 4.9%
     11,520 AON Corp                                                     743,040
     10,210 Aetna Inc                                                    825,091
     29,430 Allstate Corp                                              2,832,638
     17,372 American General Corp                                      1,157,410
     48,125 American International Group Inc                           6,331,421
     11,630 Chubb Capital Corp                                           918,037
      5,050 Cigna Corp                                                 1,045,032
      3,800 Cincinnati Financial Corp                                    484,025
     12,900 Conseco Inc                                                  640,163
      5,360 General Re Corp                                            1,198,292
      8,090 Hartford Financial Services Group Inc                        895,968
      7,275 Jefferson-Pilot Corp                                         426,948
      6,980 Lincoln National Corp                                        619,908
      7,880 Loews Corp                                                   788,489
      6,760 MBIA Inc                                                     504,465
     11,700 Marsh & McLennan Companies Inc                             1,066,163
      5,000 Progressive Corp                                             677,185
      6,570 Providian Financial Corp                                     395,429
      9,690 SafeCo Corp                                                  483,890
      7,954 St Paul Companies Inc                                        674,102
     13,350 SunAmerica Inc                                               666,659
      9,600 Torchmark Corp                                               427,795
      4,350 TransAmerica Corp                                            502,425
     78,709 Travelers Group Inc                                        4,815,968
      9,500 Unum Corp                                                    510,625
                                                                     $29,631,168

MFTG - CONSUMER PRODS --- 10.1%
      2,520 Adolph Coors Co Class B                                       90,090
      3,940 Alberto-Culver Co Class B                                    115,738
      4,950 American Greetings Corp Class A                              228,938
     33,570 Anheuser-Busch Companies Inc                               1,537,909
     39,230 Archer-Daniels-Midland Co                                    843,445
      9,100 Avon Products Inc                                            747,902
     19,820 Bestfoods                                                  1,087,623
      4,750 Brown-Forman Corp Class B                                    268,969
      6,870 Brunswick Corp                                               223,275
     31,340 Campbell Soup Co                                           1,608,118
    169,680 Coca-Cola Co                                              12,874,470
     20,320 Colgate-Palmolive Co                                       1,822,440
     32,660 ConAgra Inc                                                  953,247
      6,570 Dow Jones & Company Inc                                      319,874
      5,050 Fruit of the Loom Inc Class A*                               188,744
     10,810 General Mills Inc                                            730,345
     38,420 Gillette Co                                                4,435,090
     25,070 HJ Heinz Co                                                1,366,315
      4,850 Harcourt General Inc                                         253,107
      9,190 Hasbro Inc                                                   338,302
      9,810 Hershey Foods Corp                                           718,583
      7,480 International Flavors & Fragrances Inc                       366,049
      2,630 Jostens Inc                                                   62,297
     28,220 Kellogg Co                                                 1,164,075
      5,470 Knight-Ridder Inc                                            318,967
      4,550 Liz Claiborne Inc                                            223,801
     11,320 Masco Corp                                                   656,560
     19,900 Mattel Inc                                                   762,409
      6,770 McGraw-Hill Companies Inc                                    524,248
      3,640 Meredith Corp                                                156,520
      6,570 New York Times Co Class A                                    466,056
     10,920 Newell Co                                                    527,567
    104,070 Pepsico Inc                                                4,130,226
    166,330 Philip Morris Companies Inc                                6,206,105
     16,980 Pioneer Hi-Bred International Inc                            640,995
      9,500 Quaker Oats Co                                               494,000
     10,010 RR Donnelley & Sons Co                                       441,061
      7,380 Ralston-Ralston Purina Group                                 782,280
     10,310 Rubbermaid Inc                                               295,124
      2,530 Russell Corp                                                  68,310
     32,460 Sara Lee Corp                                              1,933,383
     24,480 Seagram Company Ltd                                        1,044,978
      1,410 Springs Industries Inc Class A                                77,637
      6,070 The Times Mirror Co Class A                                  371,405
     39,730 Time Warner Inc                                            3,118,805
      8,390 Tribune Co                                                   553,740
      4,140 Tupperware Corp                                              112,037
     12,640 UST Inc                                                      348,384
     43,980 Unilever NV ADR                                            3,282,008
      8,380 VF Corp                                                      435,760
      7,680 Willamette Industries Inc                                    298,076
      7,980 Wm Wrigley Jr Co                                             710,220
                                                                     $61,325,607

MFTG - INDUSTRIAL PRODS --- 11.8%
     24,330 3Com Corp*                                                   833,303
     52,490 Abbott Laboratories                                        3,838,331
      8,080 Air Products & Chemicals Inc                                 702,451
     15,570 Alcan Aluminium Ltd                                          506,025
     13,430 Allegheny Teledyne Inc                                       340,786
     11,830 Aluminum Company of America                                  916,825
      5,860 Alza Corp*                                                   280,911
     44,580 American Home Products Corp                                4,151,513
      7,380 Armco Inc*                                                    50,738
      2,830 Armstrong World Industries Inc                               242,673
      2,020 Ball Corp                                                     78,023
     15,040 Bay Networks Inc*                                            352,492
      3,640 Bemis Company Inc                                            161,980
      7,780 Bethlehem Steel Corp*                                        121,072
      5,150 Case Corp                                                    327,344
     25,580 Caterpillar Inc                                            1,456,448
      6,570 Champion International Corp                                  353,545
      2,730 Cincinnati Milacron Inc                                       84,799
      7,080 Clorox Co                                                    593,835
      8,280 Cooper Industries Inc                                        553,725
      5,360 Cooper Tire & Rubber Co                                      127,970
     15,870 Corning Inc                                                  634,800
      3,130 Crane Co                                                     168,432
      8,790 Crown Cork & Seal Company Inc                                457,625
     17,090 Deere & Co                                                   998,688
     15,260 Dover Corp                                                   602,770
     15,580 Dow Chemical Co                                            1,506,383
     77,700 EI DuPont De Nemours & Co                                  5,657,492
     34,040 EMC Corp*                                                  1,570,095
      5,350 Eastman Chemical Co                                          367,813
      8,880 Ecolab Inc                                                   281,381
      9,910 Engelhard Corp                                               209,349
     14,360 Fort James Corp                                              712,615
     10,710 Goodyear Tire & Rubber Co                                    749,700
      4,140 Great Lakes Chemical Corp                                    208,035
     10,400 Guidant Corp                                                 695,500
      3,330 Harnischfeger Industries Inc                                  94,073
      6,670 Hercules Inc                                                 318,906
      8,090 ITT Industries Inc                                           294,775
     17,080 Illinois Tool Works Inc                                    1,204,140
     11,320 Ingersoll-Rand Co                                            521,422
      3,330 Inland Steel Industries Inc                                   97,609
     38,120 Kimberly-Clark Corp                                        1,934,590
      5,050 Mallinckrodt Inc                                             162,863
      7,180 Mead Corp                                                    248,608
      3,030 Millipore Corp                                               104,535
     28,010 Minnesota Mining & Manufacturing Co                        2,643,444
     40,740 Monsanto Co                                                2,154,128
      6,070 Moore Corporation Ltd                                         95,220
      9,000 Morton International Inc                                     288,000
        530 Nacco Industries Inc Class A                                  89,139
      4,550 Nalco Chemical Co                                            180,863
      6,060 Nucor Corp                                                   363,218
      9,600 Owens-Illinois Inc*                                          379,795
     12,240 PPG Industries Inc                                           865,209
      8,680 Pall Corp                                                    170,345
      7,575 Parker Hannifin Corp                                         338,034
     88,760 Pfizer Inc                                                10,101,953
     34,780 Pharmacia & Upjohn Inc                                     1,462,916
      2,020 Potlatch Corp                                                 95,698
     10,810 Praxair Inc                                                  543,873
      5,860 Raychem Corp                                                 235,496
      5,040 Reynolds Metals Co                                           332,640
     13,760 Rockwell International Corp                                  769,693
      4,240 Rohm & Haas Co                                               457,123
     50,260 Schering-Plough Corp                                       4,027,083
      8,312 Sealed Air Corp*                                             521,054
     11,820 Sherwin-Williams Co                                          421,088
      6,870 Sigma Aldrich Corp                                           273,941
      4,140 Snap-On Inc                                                  175,172
      6,770 Stone Container Corp Series E*                               110,859
      3,840 Temple-Inland Inc                                            247,918
      4,940 The BF Goodrich Co                                           265,831
      6,160 The Stanley Works                                            315,312
      4,340 The Timken Co                                                173,327
     39,220 Tyco International Ltd                                     2,137,490
     19,810 USX-Marathon Group                                           709,436
      5,960 USX-US Steel Group                                           233,185
      4,750 Union Camp Corp                                              286,781
      8,490 Union Carbide Corp                                           411,765
      5,060 WR Grace & Co                                                102,779
     18,700 Warner-Lambert Co                                          3,537,797
      6,970 Westvaco Corp                                                211,275
      6,660 Worthington Industries Inc                                   119,667
                                                                     $71,725,535

MINING --- 0.4%
      2,730 Asarco Inc                                                    68,078
     25,570 Barrick Gold Corp                                            573,714
     15,770 Battle Mountain Gold Co                                      113,339
      6,370 Cyprus Amax Minerals Co                                      109,883
     13,240 Freeport-McMoran Copper & Gold Inc                           249,071
     10,110 Homestake Mining Co                                          117,529
     11,420 Inco Ltd                                                     200,558
     10,713 Newmont Mining Corp                                          344,819
      4,050 Phelps Dodge Corp                                            271,856
     16,980 Placer Dome Inc                                              250,455
                                                                      $2,299,302

OIL & GAS --- 7.7%
      6,270 Amerada Hess Corp                                            360,525
     66,740 Amoco Corp                                                 2,953,245
      4,100 Anadarko Petroleum Corp                                      300,325
      6,600 Apache Corp                                                  233,475
      5,140 Ashland Inc                                                  271,778
     22,040 Atlantic Richfield Co                                      1,719,120
     11,610 Baker Hughes Inc                                             470,205
     12,120 Burlington Resources Inc                                     569,640
     45,090 Chevron Corp                                               3,728,357
      7,280 Coastal Corp                                                 520,061
     12,030 Dresser Industries Inc                                       636,086
    169,180 Exxon Corp                                                12,339,482
     17,980 Halliburton Co                                               988,900
      3,420 Helmerich & Payne Inc                                        104,310
      3,230 Kerr-McGee Corp                                              213,180
      3,840 McDermott International Inc                                  158,880
     53,780 Mobil Corp                                                 4,248,620
     23,250 Occidental Petroleum Corp                                    684,410
      7,280 Oryx Energy Co*                                              190,190
      3,230 Pennzoil Co                                                  206,920
     18,100 Phillips Petroleum Co                                        897,072
      5,960 Rowan Companies Inc*                                         175,445
    147,100 Royal Dutch Petroleum Co ADR                               8,320,270
     34,160 Schlumberger Ltd                                           2,831,010
      4,950 Sun Company Inc                                              200,163
     37,600 Texaco Inc                                                 2,312,400
     17,390 Union Pacific Resources Group Inc                            415,186
     16,890 UnoCal Corp                                                  691,426
                                                                     $46,740,681

OTHER TRANS SERVICES --- 0.0%
      2,520 FMC Corp*                                                    195,456
                                                                        $195,456

RAILROADS --- 0.6%
     10,710 Burlington Northern Santa Fe Corp                          1,060,290
     14,960 CSX Corp                                                     785,400
     25,870 Norfolk Southern Corp                                        865,015
     16,980 Union Pacific Corp                                           929,655
                                                                      $3,640,360

RETAIL TRADE --- 5.5%
     16,890 Albertson's Inc                                              844,500
     18,720 American Stores Co                                           449,280
     10,410 Autozone Inc*                                                314,247
      6,770 Circuit City Stores Inc                                      275,031
      7,400 Consolidated Stores Corp*                                    296,000
     10,220 Darden Restaurants Inc                                       163,520
     14,960 Dayton Hudson Corp                                         1,306,188
      7,580 Dillards Inc Class A                                         277,618
     14,450 Federated Department Stores Inc*                             710,752
     11,730 Fortune Brands Inc                                           432,544
     27,165 Gap Inc                                                    1,397,286
     12,235 Genuine Parts Co                                             440,460
      4,140 Giant Food Inc Class A                                       154,215
      2,620 Great Atlantic & Pacific Tea Co Inc                           81,548
     50,240 Home Depot Inc                                             3,497,960
      9,190 Ikon Office Solutions Inc                                    222,279
     17,170 JC Penney & Company Inc                                    1,220,135
     33,460 K Mart Corp*                                                 583,442
     17,480 Kroger Co*                                                   731,975
     18,700 Limited Inc                                                  627,609
      2,630 Longs Drug Stores Corp                                        76,104
     12,030 Lowe's Companies Inc                                         841,342
     15,890 May Department Stores Co                                     980,206
     47,230 McDonald's Corp                                            2,922,356
      2,520 Mercantile Stores Co Inc                                     184,116
      5,260 Nordstrom Inc                                                344,199
      3,640 Owens Corning                                                151,286
      4,340 Pep Boys - Manny Moe & Jack                                   94,395
     17,680 Rite Aid Corp                                                567,970
     26,890 Sears Roebuck & Co                                         1,594,900
     11,100 TJX Companies Inc                                            491,175
      7,080 Tandy Corp                                                   352,230
     19,500 Toys R Us Inc*                                               537,459
     10,417 Tricon Global Restaurants*                                   330,740
    154,140 Wal-Mart Stores Inc                                        7,793,627
     33,960 Walgreen Co                                                1,171,620
      9,090 Wendy's International Inc                                    218,724
     10,210 Winn-Dixie Stores Inc                                        384,151
      9,300 Woolworth Corp*                                              213,900
                                                                     $33,277,089

SECURITIES & COMMODITIES --- 1.0%
     18,250 Charles Schwab & Company Inc                                 638,750
      7,000 Lehman Brothers Holdings Inc                                 497,434
     22,840 Merrill Lynch & Co Inc                                     2,004,210
     40,621 Morgan Stanley Dean Witter & Co                            3,203,981
                                                                      $6,344,375

TELEPHONE --- 4.7%
     12,640 Alltel Corp                                                  540,360
     75,120 Ameritech Corp                                             3,197,257
     53,283 Bell Atlantic Corp                                         4,985,264
     68,050 Bellsouth Corp                                             4,367,925
     11,220 Frontier Corp                                                335,893
     65,730 GTE Corp                                                   3,841,064
     47,820 MCI Communications Corp                                    2,405,920
    125,768 SBC Communications Inc                                     5,211,449
     29,520 Sprint Corp                                                2,016,570
     33,160 US West Communications Group                               1,749,190
                                                                     $28,650,892

TRANSPORTATION EQUIPMENT --- 3.5%
     38,720 Allied-Signal Inc                                          1,696,401
     44,450 Chrysler Corp                                              1,786,312
      2,630 Cummins Engine Company Inc                                   143,006
      7,170 Dana Corp                                                    423,926
      5,250 Eaton Corp                                                   484,969
      4,340 Echlin Inc                                                   205,334
      2,520 Fleetwood Enterprises Inc                                    116,391
     82,300 Ford Motor Co                                              3,770,328
      8,580 General Dynamics Corp                                        362,505
     48,570 General Motors Corp Series D                               3,272,404
     13,340 Lockheed Martin Corp                                       1,485,743
      5,150 Navistar International Corp*                                 153,856
      4,540 Northrop Grumman Corp                                        479,819
      5,360 Paccar Inc                                                   318,250
      5,260 Ryder System Inc                                             183,111
      8,490 TRW Inc                                                      448,374
     11,320 Textron Inc                                                  885,790
     68,548 The Boeing Co                                              3,431,650
     15,980 United Technologies Corp                                   1,573,023
                                                                     $21,221,192

U.S. GOVERNMENTS --- 0.4%
     47,740 Federal Home Loan Mortgage Corp                            2,210,935
                                                                      $2,210,935

WHOLESALE TRADE -CONSUMER --- 1.9%
      7,080 Avery Dennison Corp                                          370,815
      7,500 Cardinal Health Inc                                          721,875
     14,660 Costco Companies Inc*                                        819,128
     19,910 Nike Inc Class B                                             950,703
     92,120 Procter & Gamble Co                                        7,571,066
      3,840 Reebok International Ltd*                                    112,800
      4,150 SuperValu Inc                                                181,301
     23,360 Sysco Corp                                                   556,248
                                                                     $11,283,936

TOTAL COMMON STOCK --- 99.1%                                        $600,330,286
(Cost $512,437,070)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 0.9%
  5,368,000 Merrill Lynch & Co Inc                                     5,368,000
                                                                      $5,368,000

TOTAL SHORT-TERM INVESTMENTS --- 0.9%                                 $5,368,000
(Cost $5,368,000)

TOTAL ORCHARD INDEX 500 FUND --- 100.0%                             $605,698,286
(Cost $517,805,070)


The Orchard Series Fund

Orchard Index 600 Fund

COMMON STOCK

AGRICULTURE --- 1.2%
        600 Dekalb Genetics Corp Class B                                  40,912
        666 Delta & Pine Land Co                                          30,677
                                                                         $71,589

AIR --- 1.1%
        450 Air Express International Corp                                11,813
      1,050 Comair Holdings Inc                                           28,678
        400 Mesa Air Group Inc*                                            3,200
        300 Offshore Logistics Inc*                                        7,088
        300 Pittston Burlington Group                                      5,625
        200 Skywest Inc                                                    8,100
                                                                         $64,504

COMMUNICATIONS --- 0.6%
        400 Allen Group Inc*                                               6,425
        600 General Communication Inc Class A*                             4,237
        300 HA-LO Industries Inc*                                         10,069
        300 Metro Networks Inc*                                           11,925
        500 Picturetel Corp*                                               4,625
        300 TCSI Corp*                                                     2,044
                                                                         $39,325

CONSTRUCTION --- 1.5%
        200 Acme Metals Inc*                                               1,725
        400 Apogee Enterprises Inc                                         5,800
        825 DR Horton Inc                                                 15,263
        400 Geon Co                                                        9,550
        400 Insituform Technologies Inc Class A*                           4,650
        300 MDC Holdings Inc                                               5,156
        800 Morrison Knudsen Corp*                                         9,550
        200 Southern Energy Homes Inc*                                     2,212
        500 Standard Pacific Corp                                          8,625
        200 The Ryland Group Inc                                           4,187
        500 Toll Brothers Inc*                                            13,938
        200 US Home Corp*                                                  8,300
                                                                         $88,956

CONSUMER SERVICES --- 8.6%
        300 Access Health Inc*                                            10,125
        400 American Oncology Resources*                                   6,000
        100 Angelica Corp                                                  2,200
        700 Aztar Corp*                                                    5,468
        200 CPI Corp                                                       5,187
        400 CapStar Hotel Co*                                             12,850
        200 Carmike Cinemas Inc Class A*                                   6,062
        450 Central Parking Corp                                          21,094
      2,700 Cineplex Odeon Corp*                                           4,892
        200 Cooper Companies Inc*                                          7,687
        900 Coventry Health Care Inc*                                     15,243
        200 Curative Technologies Inc*                                     6,200
        200 Datascope Corp*                                                5,625
        500 DeVry Inc*                                                    18,938
        300 Diagnostic Products Corp                                       8,494
        420 Enzo Biochem Inc*                                              6,143
        300 Franklin Covey Co*                                             7,500
        300 G&K Services Inc Class A                                      12,075
        100 GC Companies Inc*                                              5,263
        500 Genesis Health Ventures Inc*                                  13,219
        100 Global Motorsport Group Inc*                                   2,050
        600 Grand Casinos Inc*                                            10,537
        300 Hollywood Park Inc*                                            3,506
        200 Insurance Auto Actions Inc*                                    2,450
        632 Integrated Health Services Inc                                24,371
        600 Interim Services Inc*                                         19,575
        400 Lincare Holdings Inc*                                         32,450
        400 Magellan Health Services Inc*                                 11,100
        400 Mariner Health Group Inc*                                      7,250
        300 NCS HealthCare Inc Class A*                                    8,813
        300 NFO Worldwide Inc*                                             6,281
        500 North American Vaccine Inc*                                    8,125
        700 Orthodontic Centers of America Inc*                           14,963
        765 Paragon Health Network Inc*                                   14,296
        200 Pediatrix Medical Group*                                       8,437
      1,000 Phycor Inc*                                                   22,750
        400 Players International Inc*                                     2,125
        500 Primadonna Resorts Inc*                                        8,938
        600 Prime Hospitality Corp*                                       12,412
        500 Regal Cinemas Inc*                                            15,281
        300 Regis Corp                                                     8,513
        300 Renal Care Group Inc*                                         11,475
      1,050 Rollins Truck Leasing Corp                                    13,913
        400 Sequus Pharmaceuticals Inc*                                    4,750
        200 Showboat Inc                                                   6,062
        300 Sierra Health Services Inc*                                   11,531
        450 The Marcus Corp                                                7,959
        500 Universal Health Services Inc Class B*                        28,781
        500 Westwood One Inc*                                             15,000
                                                                        $523,959

CREDIT INSTITUTIONS --- 4.6%
        400 Astoria Financial Corp                                        23,450
        300 Commerce Bancorp Inc                                          17,213
        650 Commercial Federal Corp                                       23,563
        300 Cullen/Frost Bankers Inc                                      17,550
        525 First Commercial Corp                                         38,653
        200 FirstBank Puerto Rico                                         11,350
      1,000 FirstMerit Corp                                               28,375
        300 Hubco Inc                                                     11,025
        500 Magna Group Inc                                               29,563
        500 Riggs National Corp                                           14,406
        450 St Paul Bancorp Inc                                           11,250
        300 US Trust Corp                                                 21,300
        500 UST Corp                                                      14,094
        300 Whitney Holding Corp                                          18,263
                                                                        $280,055

ELECTRIC --- 1.5%
        100 Bangor Hydro Electric Co*                                        869
        300 Central Hudson Gas & Electric Corp                            12,094
        200 Central Vermont Public Service Corp                            2,975
        300 Commonwealth Energy System Co                                 11,475
        300 Eastern Utilities Associates                                   7,875
        400 Energen Corp                                                   8,925
        100 Green Mountain Power Corp                                      1,838
        200 Orange & Rockland Utilities Inc                                8,262
        200 Pennsylvania Enterprises Inc                                   4,687
        500 Sierra Pacific Resources                                      17,500
        200 TNP Enterprises Inc                                            6,450
        200 United Illuminating Co                                         9,825
                                                                         $92,775

ELECTRONICS - HIGH TECH --- 14.1%
        300 ADAC Laboratories*                                             6,525
        200 Alliant Techsystems Inc*                                      12,787
        300 Amtech Corp*                                                   1,088
        200 Analogic Corp                                                  9,325
        700 Anixter International Inc*                                    13,956
        400 Applied Magnetics Corp*                                        4,125
        700 Aspect Telecommunications Corp*                               20,125
        400 Auspex Systems Inc*                                            2,900
        533 Baldor Electric Co                                            13,991
        400 Ballard Medical Products Co                                   10,050
        200 Benchmark Electronics Inc*                                     4,487
        200 Broadband Technologies Inc*                                    1,562
        600 Burr Brown Corp*                                              18,262
        100 C COR Electronics Inc*                                         1,475
        600 C-Cube Microsystems Inc*                                      14,512
        300 CTS Corp                                                      11,081
        450 Cable Design Technologies Co*                                 11,981
        200 California Microwave Inc*                                      4,537
        100 Centigram Communications Corp*                                 1,325
        600 Checkpoint Systems Inc*                                       11,212
        200 Circon Corp*                                                   3,625
        600 Cognex Corp*                                                  14,512
        400 Coherent Inc*                                                  9,500
        100 Collagen Corp                                                  1,888
        625 Comverse Technology Inc*                                      29,609
        400 Dallas Semiconductor Corp                                     15,425
        300 Daniel Industries Inc                                          5,869
        200 Digi International Inc*                                        5,325
        700 Digital Microwave Corp*                                        7,963
        200 Dionex Corp*                                                  10,675
        200 Electro Scientific Industries Inc*                             7,600
        300 Electroglas Inc*                                               5,063
        300 Envoy Corp*                                                   12,638
        300 Etec Systems Inc*                                             17,025
        300 Exabyte Corp*                                                  3,431
        200 Fluke Corp                                                     6,350
        600 General Semiconductor Inc*                                     8,212
        200 Hadco Corp*                                                    7,650
        500 Harbinger Corp*                                               18,188
        300 Harman International Industries Inc                           12,900
        150 Harmon Industries Inc                                          3,675
        200 Hologic Inc*                                                   4,700
        700 Input/Output Inc*                                             17,413
        200 Integrated Circuit Systems Inc*                                3,025
        400 Inter-Tel Inc                                                  9,450
        800 International Rectifier Corp*                                  9,400
        200 Intervoice Inc*                                                2,700
        400 Invacare Corp                                                 11,150
        300 Juno Lighting Inc                                              6,488
        600 Kemet Corp*                                                   10,800
        800 Komag Inc*                                                    12,400
        300 Kuhlman Corp                                                  14,700
        400 Lattice Semiconductor Corp*                                   18,250
        300 Marshall Industries*                                           9,731
        400 Mentor Corp                                                   10,875
        500 Methode Electronics Inc Class A                                8,000
        400 National Computer Systems Inc                                 10,000
        300 Network Equipment Technologies Inc*                            6,169
        300 Oak Industries Inc*                                           10,894
        800 P-Com Inc*                                                    15,750
        200 Park Electrochemical Corp                                      5,150
        200 Plexus Corp*                                                   4,400
        700 Read-Rite Corp*                                                9,668
        300 Resound Corp*                                                  1,894
        500 Respironics Inc*                                               8,344
        100 Rival Co                                                       1,606
        400 Royal Appliance Manufacturing Co*                              2,200
        800 Safeskin Corp*                                                28,500
        300 Sanmina Corp*                                                 27,000
        200 Spacelabs Inc*                                                 3,575
        200 Speedfam International Inc*                                    5,800
        200 Standard Microsystems Corp*                                    2,200
        500 Steris Corp*                                                  29,406
        500 Summit Technology Inc                                          2,844
        300 Sunrise Medical Inc*                                           4,444
        200 Symmetricom Inc*                                               1,475
        200 Technitrol Inc                                                 8,175
        300 Thomas Industries Inc                                          7,781
        100 Three Five Systems Inc*                                        1,963
        400 Tracor Inc*                                                   15,725
        300 Trimble Navigation Ltd*                                        5,550
        400 Unitrode Corp*                                                 6,400
        700 VLSI Technology Inc*                                          14,438
        300 Valence Technology Inc*                                        1,463
        700 Vanstar Corp*                                                  9,318
        600 Vicor Corp*                                                   12,037
        200 Visx Inc*                                                      8,825
        200 Vital Signs Inc                                                3,725
        550 Vitesse Semiconductor Corp*                                   31,728
        100 Watkins Johnson Co                                             2,781
        300 X-Rite Inc                                                     3,881
        400 Zebra Technologies Corp Class A*                              15,500
        100 Zoll Medical Corp*                                               713
                                                                        $862,833

ENVIRONMENTAL SERVICES --- 0.1%
        200 Tetra Technologies Inc*                                        4,787
                                                                          $4,787

GAS --- 2.5%
        400 Atmos Energy Corp                                             11,775
        200 Cascade Natural Gas Corp                                       3,212
        100 Connecticut Energy Corp                                        2,900
        400 KCS Energy Inc                                                 6,200
        700 KN Energy Inc                                                 41,081
        300 New Jersey Resources Corp                                     11,325
        400 Northwest Natural Gas Co                                      10,800
        400 Piedmont Natural Gas Company Inc                              13,625
        600 Pogo Producing Co                                             19,237
        300 Public Service Company of North Carolina Inc                   6,150
        400 Southwest Gas Corp                                             9,225
        400 Southwestern Energy Co                                         4,625
        300 Wicor Inc                                                     14,381
                                                                        $154,536

HOLDING & INVEST OFFICES --- 3.2%
        400 Centura Banks Inc                                             28,800
        200 Cilcorp Inc                                                    9,562
        200 Dain Rauscher Corp                                            12,037
        300 Eaton Vance Corp                                              14,700
        200 JSB Financial Inc                                             11,062
        800 Keystone Financial Inc                                        31,200
        400 Pioneer Group Inc                                             12,600
        600 Provident Financial Group Inc                                 31,762
      1,968 Sovereign Bancorp Inc                                         37,146
        400 WHX Corp*                                                      6,275
                                                                        $195,144

INDUSTRIAL SERVICES --- 7.7%
        300 ABM Industries Inc                                             8,681
        800 Acxiom Corp*                                                  19,400
        600 Advanced Tissue Sciences Inc*                                  5,081
        400 Advo Inc*                                                     11,450
        600 American Management Systems Inc*                              17,362
        450 Analysts International Corp                                   13,050
        600 Billing Information Concepts*                                 16,800
        400 Bisys Group Inc*                                              15,800
        450 Boole & Babbage Inc*                                          10,800
        300 Broderbund Software Inc*                                       5,363
        300 CDI Corp*                                                     11,606
        500 Cerner Corp*                                                  14,906
        800 Ciber Inc*                                                    26,000
        300 Computer Task Group Inc*                                      11,663
        300 Dames & Moore Inc                                              3,844
        300 Dialogic Corp*                                                11,213
        200 Fair Isaac & Co Inc                                            7,950
        300 Figgie International Inc Class A*                              4,069
        200 Filenet Corp*                                                 10,900
        300 Hyperion Software Corp*                                       13,013
        200 Itron Inc*                                                     3,062
        300 Jack Henry & Associates Inc                                   10,425
        500 National Data Corp                                            20,406
        400 Norrell Corp                                                   8,425
        700 PMT Services Inc*                                             13,650
        300 Platinum Software Corp*                                        6,713
      1,100 Platinum Technology Inc*                                      28,050
        400 Primark Corp*                                                 14,875
        200 Progress Software Corp*                                        6,400
        700 S3 Inc*                                                        5,118
        300 SEI Investments Companies                                     22,163
        200 Stone & Webster Inc                                            8,925
        700 System Software Associates Inc*                                6,081
        400 Technology Solutions Co*                                      12,850
        700 True North Communications Inc                                 21,350
        300 United States Bioscience Inc*                                  2,775
        500 Vantive Corp*                                                 16,000
        200 Volt Information Sciences Inc*                                 6,650
        100 Wall Data Inc*                                                 1,538
        700 Xylan Corp*                                                   19,928
                                                                        $474,335

INSURANCE --- 6.0%
        450 Allied Group Inc                                              13,444
        600 American Bankers Insurance Group Inc                          36,862
        200 Arthur J Gallagher & Co                                        8,775
        300 CMAC Investment Corp                                          19,369
        200 Capital RE Corp                                               14,762
        200 Compdent Corp*                                                 2,625
        306 Delphi Financial Group Inc Class A*                           17,442
        300 Enhance Financial Services Group Inc                          20,588
        200 Executive Risk Inc                                            13,337
        420 Fidelity National Financial Inc                               15,488
        300 First American Financial Corp                                 21,319
        500 Fremont General Corp                                          27,875
        500 Frontier Insurance Group Inc                                  13,250
        200 Hilb Rogal & Hamilton Co                                       3,575
        300 Life Re Corp                                                  21,600
        600 Mutual Risk Management Ltd                                    20,325
        300 NAC RE Corp                                                   15,000
        400 Orion Capital Corp                                            22,300
      1,000 Protective Life Corp                                          37,125
        400 Selective Insurance Group Inc                                 11,000
        150 Trenwick Group Inc                                             5,775
        300 Zenith National Insurance Corp                                 8,438
                                                                        $370,274

MFTG - CONSUMER PRODS --- 10.1%
        200 Ashworth Inc*                                                  3,350
        300 Authentic Fitness Corp                                         5,438
        200 Bassett Furniture Industries Inc                               6,250
        300 Bowne & Company Inc                                           12,394
        300 Brown Group Inc                                                4,781
        600 Buckeye Technologies Inc*                                     13,950
        300 Canandaigua Wine Co Inc*                                      15,713
        300 Catalina Marketing Corp*                                      15,600
        700 Champion Enterprises Inc*                                     17,413
      1,000 Chiquita Brands International Inc                             13,562
        100 Coca-Cola Bottling Co                                          6,113
        400 Cone Mills Corp*                                               3,625
        200 Consolidated Graphics Inc*                                    11,537
        500 Corn Products International Inc*                              17,813
        300 Cyrk Inc*                                                      4,800
        400 Delta Woodside Industries Inc                                  2,425
        200 Designs Inc*                                                     425
        600 Dimon Inc                                                      8,775
        400 Earthgrains Co                                                18,700
        400 Ethan Allen Interiors Inc                                     20,375
        200 Galey & Lord Inc*                                              5,225
        300 Galoob Toys Inc*                                               3,244
        300 Gibson Greetings Inc*                                          7,847
        100 GoodMark Foods Inc                                             2,288
        400 Guilford Mills Inc                                            11,300
        500 Gymboree Corp*                                                 9,188
        100 Haggar Corp                                                    1,463
        500 Hartmarx Corp*                                                 3,938
        200 Innovex Inc                                                    5,112
        400 Interface Inc Class A                                         16,975
        100 J&J Snack Foods Corp*                                          1,950
        500 John H Harland Co                                              8,906
        200 Johnston Industries Inc                                        1,137
        500 Just For Feet Inc*                                            11,000
        400 Justin Industries Inc                                          6,250
        100 K-Swiss Inc                                                    2,075
        300 K2 Inc                                                         6,806
        300 Kellwood Co                                                    9,581
        300 La-Z-Boy Inc                                                  15,694
        300 Linens 'N Things Inc*                                         18,075
        300 Lydall Inc*                                                    5,569
        200 Merrill Corp                                                   4,150
        750 Mohawk Industries Inc*                                        23,156
        100 National Presto Industries Inc                                 3,975
        300 Nature's Sunshine Products Inc                                 7,350
        200 New England Business Service Inc                               6,637
        700 Oakwood Homes Corp                                            19,731
        200 Oshkosh B'Gosh Inc Class A                                     7,700
        100 Oxford Industries Inc                                          3,563
        400 ParExel International Corp*                                   13,400
        200 Pharmaceutical Marketing Services Inc*                         2,787
        400 Phillips Van-Heusen Corp                                       4,725
        226 Pillowtex Corp                                                11,342
        100 Plenum Publishing Corp                                         6,600
        200 Schweitzer-Mauduit International Inc                           6,650
        600 Smithfield Foods Inc*                                         18,225
        400 Sola International Inc*                                       17,000
        700 Stride Rite Corp                                               8,793
        100 Swiss Army Brands Inc*                                         1,200
        200 The Dixie Group Inc                                            2,512
        200 The Timberland Co Class A*                                    17,125
        400 Titan International Inc                                        7,800
        400 Tultex Corp*                                                   1,350
        200 USA Detergents Inc*                                            2,762
        300 Universal Forest Products Inc                                  5,363
        600 Valassis Communications Inc*                                  23,550
        600 Wolverine World Wide Inc                                      17,325
        600 World Color Press Inc*                                        19,200
                                                                        $620,633

MFTG - INDUSTRIAL PRODS --- 14.5%
        300 AT Cross Co Class A                                            3,975
        500 Alliance Pharmaceutical Corp*                                  4,000
        350 Alpharma Inc Class A                                           7,963
        100 Amcast Industrial Corp                                         2,156
        400 Applied Power Inc Class A                                     14,950
        300 Aptargroup Inc                                                18,750
        200 Astec Industries Inc*                                          5,900
        400 BMC Industries Inc                                             7,300
        300 Banctec Inc*                                                   6,544
        400 Belden Inc                                                    16,575
        200 Bell Sports Corp*                                              1,950
        800 Bio-Technology General Corp*                                   7,125
        400 Birmingham Steel Corp                                          6,400
        600 Blount International Inc Class A                              18,637
        100 Butler Manufacturing Co                                        3,731
        400 COR Therapeutics Inc*                                          7,550
        200 Cambrex Corp                                                  11,100
        400 Caraustar Industries Inc                                      13,700
        400 Cephalon Inc*                                                  4,775
        100 Chemed Corp                                                    4,006
        300 Chemfirst Inc                                                  7,988
        300 Clarcor Inc                                                    6,731
        200 Commonwealth Industries Inc                                    3,400
        300 Cygnus Inc*                                                    3,300
        300 Dynatech Corp*                                                14,625
        600 Fedders Corp                                                   3,225
        200 Flow International Corp*                                       2,137
        400 Gerber Scientific Inc                                         10,200
        300 Global Industries Technologies Inc*                            5,381
        400 Graco Inc                                                     13,775
        400 Griffon Corp*                                                  5,350
        200 Hauser Inc*                                                    1,550
        300 Helix Technology Corp                                          6,000
        600 IDEXX Laboratories Inc*                                       13,275
        300 IMCO Recycling Inc                                             5,550
        300 Immune Response Corp*                                          3,656
        100 Insteel Industries Inc                                           731
        204 Intermagnetics General Corp*                                   2,053
        400 Intermet Corp                                                  8,400
        200 Ionics Inc*                                                    8,912
        700 JLG Industries Inc                                            11,418
        100 Kronos Inc*                                                    3,600
        500 Kulicke & Soffa Industries Inc*                               10,750
        200 LSB Industries Inc                                               850
        300 Lilly Industries Inc Class A                                   5,644
        150 Lindsay Manufacturing Co                                       7,031
        600 Liposome Company Inc*                                          3,562
        200 Lone Star Industries Inc                                      16,525
        200 Lukens Inc                                                     6,937
        600 MacDermid Inc                                                 17,962
        300 Marquette Medical Systems Class A*                             8,100
        200 Material Sciences Corp*                                        2,050
        200 McWhorter Technologies Inc*                                    5,200
        400 Medimmune Inc*                                                21,100
        300 Medusa Corp                                                   18,450
        800 Microchip Technology Inc*                                     22,700
        400 Mississippi Chemical Corp                                      7,250
        300 Molecular Biosystems Inc*                                      2,831
        300 Mueller Industries Inc*                                       20,306
        500 Mycogen Corp*                                                 10,250
        330 Myers Industries Inc                                           8,209
        900 NBTY Inc*                                                     18,000
        100 Nashua Corp*                                                   1,538
        400 Northwestern Steel and Wire Co*                                1,637
        500 Novellus Systems Inc*                                         23,938
        300 Noven Pharmaceuticals Inc*                                     1,950
        200 O'Sullivan Corp                                                1,962
        300 OM Group Inc                                                  13,294
        700 Paxar Corp*                                                   10,368
        100 Penford Corp                                                   3,500
        400 Photronics Inc*                                               14,750
        400 Polaris Industries Inc                                        14,250
        200 Pope & Talbot Inc                                              3,112
        300 Protein Design Labs Inc*                                       9,600
        100 Quaker Chemical Corp                                           1,981
        200 Quanex Corp                                                    5,862
        100 RailTex Inc*                                                   1,481
        300 Regal-Beloit Corp                                              9,225
        400 Regeneron Pharmaceuticals Inc*                                 3,925
        220 Republic Group Inc                                             4,180
        300 Robbins & Myers Inc                                            9,938
        500 Roberts Pharmaceutical Corp*                                   8,500
        400 Roper Industries Inc                                          12,400
        300 Russ Berrie & Company Inc                                      8,588
        200 SPS Technologies Inc*                                         12,362
        300 Scotts Co Class A*                                            10,950
        300 Shorewood Packaging Corp*                                      7,781
        200 Standex International Corp                                     6,087
        200 Steel Technologies Inc                                         2,550
        400 Sturm Ruger Company Inc                                        7,875
        200 Telxon Corp                                                    6,462
        400 Texas Industries Inc                                          25,775
        300 The Manitowoc Company Inc                                     13,988
        300 TheraTech Inc*                                                 2,438
        300 Thomas Nelson Inc                                              3,994
        200 Toro Co                                                        7,575
        200 Tredegar Industries Inc                                       15,662
        400 Ultratech Stepper Inc*                                         9,825
        400 Valmont Industries Inc                                         8,900
        400 Vertex Pharmaceuticals Inc*                                   12,450
        200 WD-40 Co                                                       5,787
        400 WH Brady Co Class A                                           12,200
        100 Walbro Corp                                                    1,256
        200 Whittaker Corp*                                                2,850
        200 Wolverine Tube Inc*                                            7,875
        300 Wynn's International Inc                                       6,750
        300 Xircom Inc*                                                    5,119
        200 Zero Corp                                                      6,162
                                                                        $890,703

MINING --- 0.6%
        450 AMCOL International Corp                                       6,159
        300 Coeur D'Alene Mines Co*                                        3,506
        200 Dravo Corp*                                                    2,050
        400 Getchell Gold Corp*                                            9,850
        500 Glamis Gold Ltd*                                               2,219
        800 Helca Mining Co*                                               5,100
        300 Stillwater Mining Co*                                          7,931
                                                                         $36,815

OIL & GAS --- 2.8%
        400 Benton Oil & Gas Co*                                           4,875
        300 Cabot Oil & Gas Corp                                           7,031
        750 Cross Timbers Oil Co                                          14,344
        500 Devon Energy Corp                                             19,938
        300 HS Resources Inc*                                              4,856
        500 Newfield Exploration Co*                                      12,125
        400 Oceaneering International Inc*                                 9,175
        300 Plains Resources Inc*                                          6,300
        300 Pool Energy Services Co*                                       7,913
        700 Pride International Inc*                                      17,018
        300 Remington Oil & Gas Corp*                                      1,800
      1,500 Santa Fe Energy Resources Inc*                                15,468
        400 Seitel Inc*                                                    6,750
        500 Snyder Oil Corp                                               10,656
        100 St Mary Land & Exploration Co                                  3,200
        600 Tuboscope Vetco International Corp*                           14,212
        800 Vintage Petroleum Inc                                         15,600
        100 Wiser Oil Co                                                   1,200
                                                                        $172,461

OTHER TRANS SERVICES --- 1.9%
        500 American Freightways Corp*                                     6,000
        300 Arkansas Best Corp*                                            3,150
        800 Brightpoint Inc*                                              15,600
        400 Expeditors International of Washington Inc                    17,000
        500 Fritz Companies Inc*                                           7,313
        300 Frozen Food Express Industries Inc                             3,056
        500 Heartland Express Inc*                                        12,438
        200 Landstar System Inc*                                           6,550
        200 MS Carriers Inc*                                               6,800
        300 Rural/Metro Corp*                                              9,750
        400 USFreightways Corp                                            14,300
        600 Werner Enterprises Inc                                        14,475
                                                                        $116,432

REAL ESTATE --- 0.9%
        600 Amresco Inc*                                                  21,750
        300 CCB Financial Corp                                            32,625
                                                                         $54,375

RETAIL TRADE --- 8.4%
        300 AnnTaylor Stores Corp*                                         4,781
        500 Applebees International Inc                                   12,438
        200 Au Bon Pain Inc*                                               1,862
        100 Bertuccis Inc*                                                   969
        600 Bombay Company Inc*                                            2,925
        300 Books-A-Million Inc*                                           1,763
        200 Builders Material Holding Corp*                                2,900
        660 CKE Restaurants Inc                                           22,853
        800 Caseys General Stores Inc                                     13,100
        400 Cash America International Inc                                 6,800
        400 Cato Corp Class A                                              5,700
        300 Cheesecake Factory Inc*                                        7,575
        375 Consolidated Products Inc*                                     7,641
        100 Danmark International Inc*                                     1,063
        300 Discount Auto Parts Inc*                                       7,219
        400 Eagle Hardware & Garden Inc*                                   7,300
        300 Express Scripts Inc*                                          24,000
        300 Fabri-Centers of America Inc Class A*                          8,831
        300 Filenes Basement Corp*                                         1,669
        600 Foodmaker Inc*                                                11,400
        500 Footstar Inc*                                                 19,906
        200 Gottschalks Inc*                                               1,812
        500 Hancock Fabrics Inc                                            7,438
        100 IHOP Corp*                                                     4,400
        200 J Baker Inc                                                    2,350
        400 Jan Bell Marketing Inc*                                        2,225
        500 Landrys Seafood Restaurant Co*                                14,250
        300 Lechters Corp*                                                 1,959
        100 Lillian Vernon Corp                                            1,725
        400 Luby's Cafeterias Inc                                          7,675
        400 Michaels Stores Inc*                                          12,100
        579 Midway Games Inc*                                             10,712
        400 O'Reilly Automotive Inc*                                      11,000
      1,050 Pier 1 Imports Inc                                            27,694
        800 Ross Stores Inc                                               37,050
        300 Ruby Tuesday Inc                                              10,050
        800 Ryan's Family Steak Houses Inc*                                8,000
        200 SPX Corp*                                                     14,475
        700 Shoney's Inc*                                                  3,763
        500 Shopko Stores Inc*                                            17,313
        300 Showbiz Pizza Time Inc*                                       11,588
        200 Sonic Corp*                                                    6,400
        300 St John Knits Inc                                             13,388
        300 Stein Mart Inc*                                               10,575
        400 TCBY Enterprises Inc                                           3,525
        300 TJ International Inc                                           9,338
        200 Taco Cabana Inc*                                               1,325
        300 The Dress Barn Inc*                                            8,738
        300 The Men's Wearhouse Inc*                                      12,638
        500 The Sports Authority Inc*                                      8,781
        500 Triarc Companies Inc Class A*                                 12,906
        400 Whole Foods Market Inc*                                       24,750
        400 Williams-Sonoma Inc*                                          21,940
                                                                        $514,578

SECURITIES & COMMODITIES --- 1.2%
        420 Downey Financial Corp                                         14,569
        400 Legg Mason Inc                                                23,600
        300 Piper Jaffray Companies Inc                                   11,138
        675 Raymond James Financial Inc                                   21,979
                                                                         $71,286

TELEPHONE --- 0.4%
      1,000 Tel-Save Holdings Inc*                                        22,812
                                                                         $22,812

TRANSPORTATION EQUIPMENT --- 2.4%
        400 AAR Corp                                                      10,475
        300 AO Smith Corp                                                 13,538
        400 Arctic Cat Inc                                                 4,000
        300 BE Aerospace Inc*                                              9,356
        500 Breed Technologies Inc                                        10,094
        500 Gentex Corp*                                                  16,875
        200 Huffy Corp                                                     3,275
        600 Orbital Sciences Corp*                                        26,700
        300 Simpson Industries Inc                                         4,163
        200 Skyline Corp                                                   6,075
        200 Spartan Motors Inc*                                            1,512
        200 Standard Motor Products Inc                                    4,737
        300 Standard Products Co                                           9,600
        150 Thor Industries Inc                                            3,919
        400 Wabash National Corp                                          12,350
        400 Winnebago Industries Inc                                       4,650
        400 Yellow Corp*                                                   7,175
                                                                        $148,494

WATER --- 0.7%
        100 Aquarion Co                                                    3,244
        100 Consumers Water Co                                             2,013
        450 Halter Marine Group Inc*                                       8,156
        400 Kirby Corp*                                                    9,800
        400 Philadelphia Suburban Corp                                     8,450
        100 Southern California Water Co                                   2,325
        600 United Water Resources Inc                                    10,387
                                                                         $44,375

WHOLESALE TRADE - INDL --- 1.3%
        200 AM Castle & Co                                                 4,750
        300 Applied Industrial Technology Inc                              7,613
        500 Barrett Resources Corp*                                       18,563
        120 Bell Industries Inc*                                           1,642
        200 Lawson Products Inc                                            5,050
        300 MicroAge Inc*                                                  4,800
        600 Nautica Enterprises Inc*                                      14,925
        450 Patterson Dental Co*                                          13,247
        300 Pioneer Standard Electronics Inc                               3,769
        400 TBC Corp*                                                      3,550
                                                                         $77,909

WHOLESALE TRADE -CONSUMER --- 2.1%
        300 Barnes Group Inc                                               9,394
        200 Commercial Metals Co                                           6,675
        600 Fleming Companies Inc                                         11,250
        300 Hughes Supply Inc                                             11,625
        400 Kaman Corp Class A                                             7,650
        400 Kent Electronics Corp*                                         8,800
        200 Nash Finch Co                                                  3,925
        500 Owens & Minor Inc                                              8,906
        700 Richfood Holdings Inc                                         19,206
        100 Syncor International Corp*                                     1,813
        700 Tech Data Corp*                                               34,913
        200 Watsco Inc                                                     5,850
                                                                        $130,007

TOTAL COMMON STOCK --- 100.0%                                         $6,123,952
(Cost $4,841,231)

TOTAL ORCHARD INDEX 600 FUND --- 100.0%                               $6,123,952
(Cost $4,841,231)


The Orchard Series Fund

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 46.9%
    150,000 American Express Co                                          147,877
    150,000 Ford Motor Credit Co                                         148,408
    300,000 JP Morgan & Company Inc                                      298,128
    150,000 Prudential Funding Corp                                      146,771
    400,000 Student Loan Marketing Association                           400,072
    150,000 Toyota Motor Credit Corp                                     149,267
                                                                      $1,290,523

ELECTRIC --- 5.4%
    150,000 Duke Power Co                                                149,129
                                                                        $149,129

ELECTRONICS - HIGH TECH --- 10.8%
    150,000 General Electric Co                                          146,701
    150,000 Sharp Electronics Corp                                       149,702
                                                                        $296,403

FINANCIAL SERVICES --- 10.9%
    150,000 KFW International Finance                                    149,769
    150,000 Novartis Finance Corp                                        148,919
                                                                        $298,688

HOLDING & INVEST OFFICES --- 5.4%
    150,000 American General Finance Corp                                149,048
                                                                        $149,048

SECURITIES & COMMODITIES --- 16.3%
    150,000 Bear Stearns Companies Inc                                   150,000
    150,000 Daimler-Benz                                                 149,034
    150,000 Merrill Lynch & Co Inc                                       149,196
                                                                        $448,230

TELEPHONE --- 4.4%
    120,000 Ameritech Corp                                               119,761
                                                                        $119,761

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                               $2,751,782
(Cost $2,751,722)

TOTAL ORCHARD MONEY MARKET FUND --- 100.0%                            $2,751,782
(Cost $2,751,722)


The Orchard Series Fund

Orchard Preferred Stock Fund

PREFERRED STOCK

CREDIT INSTITUTIONS --- 23.0%
      7,400 Bankers Trust New York Corp                                  200,257
      6,800 Fleet Financial Group Inc                                    185,300
      7,300 Household International Inc                                  208,963
      3,500 JP Morgan & Company Inc                                      190,750
      6,800 MBNA Corp                                                    183,600
                                                                        $968,870

ELECTRIC --- 25.3%
      1,500 Baltimore Gas & Electric Co                                  165,000
      1,600 Duke Power Co                                                166,400
      1,400 Florida Power & Light Co                                     147,000
      1,800 PP & L Inc                                                   189,900
      2,000 South Carolina Electric & Gas                                213,000
      1,700 Southern California Edison Co                                185,725
                                                                      $1,067,025

ELECTRONICS - HIGH TECH --- 4.4%
      6,700 International Business Machines Corp                         183,828
                                                                        $183,828

FINANCIAL SERVICES --- 13.2%
      7,000 Comdisco Inc                                                 178,934
      7,000 First Maryland Bancorp                                       179,809
      7,500 Republic New York Corp                                       197,813
                                                                        $556,556

INSURANCE --- 8.2%
      3,100 Travelers Group Inc                                          161,200
      7,300 WR Berkley Corp                                              186,150
                                                                        $347,350

SECURITIES & COMMODITIES --- 12.6%
      3,500 Donaldson, Lufkin & Jenrette Inc                             176,313
      5,300 Merrill Lynch & Co Inc                                       167,941
      3,500 Morgan Stanley, Dean Witter & Co*                            185,063
                                                                        $529,317

TRANSPORTATION EQUIPMENT --- 8.8%
      6,500 Ford Motor Co                                                188,500
      6,900 General Motors Corp Series D                                 180,690
                                                                        $369,190

U.S. GOVERNMENTS --- 4.6%
      4,000 Federal Home Loan Mortgage Corp*                             193,500
                                                                        $193,500

TOTAL PREFERRED STOCK --- 100.0%                                      $4,215,636
(Cost $4,150,017)

TOTAL ORCHARD PREFERRED STOCK FUND --- 100.0%                         $4,215,636
(Cost $4,150,017)


The Orchard Series Fund

Orchard Value Fund

COMMON STOCK

AGRICULTURE --- 1.6%
        730 Dole Food Company Inc*                                        32,804
                                                                         $32,804

AIR --- 2.0%
      1,510 Southwest Airlines Co                                         41,430
                                                                         $41,430

CONSUMER SERVICES --- 14.1%
        750 Amgen Inc*                                                    44,719
      4,750 Food Lion Inc*                                                48,094
      2,100 Humana Inc*                                                   56,700
      1,440 Patriot American Hospitality*                                 36,360
        810 Starwood Hotels & Resorts                                     40,651
        850 United Healthcare Corp                                        59,713
                                                                        $286,237

CREDIT INSTITUTIONS --- 2.9%
        550 Golden West Financial Corp                                    57,922
                                                                         $57,922

ELECTRIC --- 10.6%
      1,705 Allegheny Energy Inc*                                         52,216
        925 Duke Power Co                                                 53,534
        880 FPL Group Inc                                                 54,615
      2,325 PacifiCorp                                                    54,056
                                                                        $214,421

ELECTRONICS - HIGH TECH --- 9.6%
        950 AMP Inc                                                       37,346
        950 Electronic Data Systems Corp*                                 40,850
        650 Motorola Inc                                                  36,156
        940 Thermo Electron Corp*                                         37,423
        720 Thomas & Betts Corp                                           42,030
                                                                        $193,805

ENVIRONMENTAL SERVICES --- 1.8%
      1,090 Browning-Ferris Industries Inc                                37,196
                                                                         $37,196

HOLDING & INVEST OFFICES --- 6.4%
        370 Chase Manhattan Corp                                          51,268
      1,060 Developers Diversified Realty Corp*                           42,068
      1,395 Liberty Property Trust*                                       35,659
                                                                        $128,995

INDUSTRIAL SERVICES --- 4.0%
        900 Deluxe Corp                                                   30,150
      1,095 Fluor Corp                                                    51,739
                                                                         $81,889

INSURANCE --- 2.0%
        180 General Re Corp                                               40,241
                                                                         $40,241

MFTG - CONSUMER PRODS --- 6.3%
      1,010 Liz Claiborne Inc                                             49,679
      1,140 Rubbermaid Inc                                                32,633
        730 Tommy Hilfiger Corp*                                          44,530
                                                                        $126,842

MFTG - INDUSTRIAL PRODS --- 13.2%
      1,470 Cincinnati Milacron Inc                                       45,661
        570 Kimberly-Clark Corp                                           28,928
        840 Lubrizol Corp*                                                30,975
      1,250 Morton International Inc                                      40,000
        600 PPG Industries Inc                                            42,412
        780 Snap-On Inc                                                   33,003
        870 The BF Goodrich Co                                            46,816
                                                                        $267,795

MINING --- 2.8%
      2,565 Barrick Gold Corp                                             57,551
                                                                         $57,551

OIL & GAS --- 10.9%
        960 Amoco Corp                                                    42,480
        540 Chevron Corp                                                  44,651
        460 Mobil Corp                                                    36,340
      1,170 Occidental Petroleum Corp                                     34,441
        780 Ultramar Diamond Shamrock Corp*                               25,203
      1,180 Valero Energy Corp*                                           38,203
                                                                        $221,318

REAL ESTATE --- 2.0%
      1,200 Highwood Properties Inc*                                      40,800
                                                                         $40,800

RETAIL TRADE --- 3.6%
        730 Sears Roebuck & Co                                            43,298
      1,230 Wendy's International Inc                                     29,596
                                                                         $72,894

SECURITIES & COMMODITIES --- 0.9%
        255 Lehman Brothers Holdings Inc                                  18,121
                                                                         $18,121

TELEPHONE --- 2.9%
        990 GTE Corp                                                      57,853
                                                                         $57,853

TRANSPORTATION EQUIPMENT --- 2.5%
         20 Allied-Signal Inc                                                876
        710 Sundstrand Corp                                               49,034
                                                                         $49,910

TOTAL COMMON STOCK --- 100.0%                                         $2,028,024
(Cost $1,995,672)

TOTAL ORCHARD VALUE FUND --- 100.0%                                   $2,028,024
(Cost $1,995,672)



                                    PART C

                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits.


      (a) Financial Statements are included in Part B and are incorporated by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement dated February 27, 1998.


      (b)   Exhibits

            Items (b)(1)-(2) and (b)(4) are incorporated by reference to Registrant's Registration Statement dated July 30, 1996.


            Item  (b)(5)  is   incorporated   by  reference  to   Registrant's
            Post-Effective Amendment No. 3 to its Registration Statement dated February 27, 1998.

            Items (b)(6), (b)(8)-(10) and (b)(13) are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement dated January 28, 1997 and Item (b)(9), the Plan pursuant to Rule 18f-3 for Orchard Value Fund, is attached hereto as Exhibit 9.

            Item (b)(15), the Rule 12b-1 Distribution Plan for Orchard Value Fund, is attached hereto as Exhibit 15.

            Items (b)(3),  (b)(7),  (b)(12),  (b)(14) and  (b)(16)-(18)  are not
            applicable.


            (11) Written Consent of Deloitte & Touche LLP, Independent Auditors for the Trust.


Item 25.    Persons Controlled by or under Common Control with Registrant.

            See page C-2.

Item 26.    Number of Holders of Securities.

                                               Number of Record Holders

      Title of Class                           as of June 30, 1998

      --------------                           -------------------------


      Orchard Money Market Fund                      1
      Orchard Preferred Stock Fund                   13
      Orchard Index 600 Fund                         12
      Orchard Index 500 Fund                         28
      Orchard Index Pacific Fund                     7
      Orchard Index European Fund                    11
      Orchard Value Fund                             2


Item 27.    Indemnification.


      Article X of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present trustee or officer of the Trust. It states that the Registrant shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connection with any claim, action suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                             ORGANIZATIONAL CHART


Power Corporation of Canada
      100%  - Marquette Communications Corporation 100% - 171263 Canada Inc.
                  68.1% - Power Financial Corporation
                        77% - Great-West Lifeco Inc.
                              99.5% - The Great-West Life Assurance Company
                                    100%  -  Great-West  Life  &  Annuity  Insurance
Company
                                          100% - GW Capital Management, LLC
                                                100% Orchard Capital Management, LLC
                                          100% - Financial  Administrative  Services
Corporation
                                          100% - One Corporation
                                                100% - One Health Plan of  Illinois,
Inc.
                                                100% - One  Health  Plan  of  Texas,
Inc.
                                                100%   -   One   Health    Plan   of
California, Inc.
                                                100% - One Health Plan of  Colorado,
Inc.
                                                100% - One Health  Plan of  Georgia,
Inc.
                                                100%  - One  Health  Plan  of  North
Carolina, Inc.
                                                100%   -   One   Health    Plan   of
Washington, Inc.
                                                100% - One Health Plan of Ohio, Inc.
                                                100%   -   One   Health    Plan   of
Tennessee, Inc.
                                                100% - One  Health  Plan of  Oregon,
Inc.
                                                100% - One Health  Plan of  Florida,
Inc.
                                                100% - One Health  Plan of  Indiana,
Inc.
                                                100%   -   One   Health    Plan   of
Massachusetts, Inc.
                                                100% - One Orchard Equities, Inc.
                                          100% - Great-West Benefit Services, Inc.
                                                 13% - Private  Healthcare  Systems,
Inc.
                                          100%  -     Benefits     Communication
                                                Corporation  100% - BenefitsCorp
                                                Equities, Inc.
                                          100% - Greenwood Property Corporation
                                           95% - Maxim Series Fund, Inc.*
                                          100% - GWL Properties Inc.
                                                100%     -     Great-West     Realty
Investments, Inc.
                                                 50% - Westkin Properties Ltd.
                                          100% - Confed Admin Services, Inc.
                                           92%** - Orchard Series Fund




* 5% New England Life Insurance Company
      ** 8% New England Life Insurance Company

Item 28.    Business and Other Connections of Investment Adviser.

      Registrant's investment adviser, GW Capital Management, LLC ("GW Capital Management"), is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), which is a wholly-owned subsidiary of The Great-West Life Assurance Company. GW Capital Management provides investment advisory services to various unregistered separate accounts of GWL&A and to Great-West Variable Annuity Account A and the Maxim Series Fund, Inc., which are registered investment companies. The directors and officers of GW Capital Management have held, during the past two fiscal years, the following positions of a substantial nature.

Name                    Position(s)
----                    -----------

John T. Hughes          Director, Chairman of the Board and President,
                        GW Capital  Management;  Senior Vice President and Chief
                        Investment Officer (U.S. Operations), Great-West; Senior
                        Vice  President,   Chief  Investment   Officer,   GWL&A;
                        Chairman of the Board, GWL Properties Inc.

Wayne Hoffmann          Director,  GW  Capital  Management;   Vice  President,
                        Investments, Great-West and GWL&A.

Mark S. Hollen          Director,  GW  Capital  Management;   Vice  President,
                        Financial   Services,   Great-West  and  GWL&A;  Chief
                        Operating Officer,  Financial  Administrative Services
                        Corporation.

James M. Desmond        Vice President, GW Capital Management;  Assistant Vice
                        President, Investments, Great-West and GWL&A.

David G. McLeod         Treasurer,  GW  Capital  Management;   Assistant  Vice
                        President,   Investment  Administration,   Great-West,
                        GWL&A   and    Financial    Administrative    Services
                        Corporation.

Beverly A. Byrne        Secretary,  GW Capital Management;  Assistant Counsel,
                        Great-West;    Assistant    Counsel   and    Assistant
                        Secretary,  GWL&A;  Assistant  Counsel and  Secretary,
                        Financial    Administrative    Services   Corporation;
                        Secretary,  One Orchard  Equities,  Inc., Confed Admin
                        Services,    Inc.,   BenefitsCorp   Equities,    Inc.,
                        Great-West  Variable  Annuity  Account  A,  and  Maxim
                        Series  Fund,  Inc.;  Assistant  Secretary,   Benefits
                        Communication   Corporation,   One   Corporation   and
                        Great-West Benefit Services, Inc.

Item 29.                Principal Underwriter.

                        (a)   Not applicable.

                        (b) The principal business address of the directors and officers of One Orchard Equities, Inc. named below is 8515 East Orchard Road, Englewood, Colorado 80111.


                        Positions and Offices         Positions and Officers

Name  with Registrant   with Underwriter
------                        ---------------------
--------------------

Steve Miller                  Director and President        None

Stan Kenyon             Director                      None

Alan D. MacLennan       Director                      None

Glen R. Derback         Treasurer               Treasurer

Beverly A. Byrne        Secretary               Secretary




                        (c) Not applicable.


Item 30.Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of: Orchard Series Fund, 8515 East Orchard Road, Englewood, Colorado 80111; GW Capital Management, LLC, 8515 East Orchard Road, Englewood, Colorado 80111; or Financial Administrative Services Corporation, 8515 East Orchard Road, Englewood, Colorado 80111.

Item 31.  Management Services.

      Not applicable.

Item 32.  Undertakings.

      (a)   Not applicable.

      (b) Not applicable.

      (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

      (d) Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940 as it relates to the assistance to be rendered to shareholders with respect to the calling of a meeting to replace a trustee.



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Englewood in the State of Colorado on the 17th day of July , 1998.


                                    ORCHARD SERIES FUND



                                    /s/ D.L. Wooden
                                   D.L. Wooden
                                    President



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                 Title             Date



/s/ D.L. Wooden                     President                7/17/98
D.L. Wooden                   and Trustee



/s/ D.G. McLeod               Treasurer                7/17/98
D.G. McLeod



/s/ R.P. Koeppe*              Trustee                  7/17/98
R.P. Koeppe



/s/ R. Jennings*              Trustee                  7/17/98
R. Jennings

Signature                           Title                   Date



/s/ J.D. Motz                       Trustee                  7/17/98
J.D. Motz



/s/ S. Zisman*                      Trustee                  7/17/98
S. Zisman




*By: /s/ Beverly A. Byrne
      B.A. Byrne
         Attorney-in-fact   pursuant  to  Powers  of   Attorney   filed  under
         Post-Effective Amendment No. 1 to the Registration Statement




Exhibit              Description

24                   Powers of Attorney*
27                   Financial Data Schedule+
99.24(b)(1)          Declaration of Trust**
99.24(b)(2)          Bylaws**
99.24(b)(5)          Form of Investment Advisory Agreement+
99.24(b)(6)          Form of Principal Underwriting Agreement**
99.24(b)(8)          Form of Custodian Agreement**
99.24(b)(9)          Form of Transfer Agency Agreement**
99.24(b)(9)          Form of Rule 18f-3 Plan for Orchard Value Fund++
99.24(b)(10)         Opinion of R.B. Lurie**
99.24(b)(11)         Consent of Deloitte & Touche LLP++
99.24(b)(13)         Form of Subscription Agreement.**
99.24(b)(15)         Form of Rule 12b-1 Plan for Orchard Value Fund++


*  Filed with Post-Effective Amendment No. 1.
+ Filed  with  Post-Effective Amendment. No. 3.
++  Filed with Post-Effective Amendment No. 5.
** Filed with Pre-Effective Amendment No. 2.